======================================================================
                                                 SEC File Nos. 2-11051
                                                               811-604
======================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM N-1A

                             Registration Statement
                                      under
                           the Securities Act of 1933

                        Post-Effective Amendment No. 107

                             Registration Statement
                                      under
                       the Investment Company Act of 1940

                                Amendment No. 35


                     WASHINGTON MUTUAL INVESTORS FUND, INC.
               (Exact name of registrant as specified in charter)

                            1101 Vermont Avenue, N.W.
                             Washington, D.C. 20005
                    (Address of principal executive offices)


               Registrant's Telephone Number, Including Area Code:
                                 (202) 842-5665

                                 HARRY J. LISTER
                        WASHINGTON MANAGEMENT CORPORATION
                            1101 Vermont Avenue, N.W.
                             Washington, D.C. 20005
                     (Name and address of agent for service)

                                   Copies to:
                            JOHN JUDE O'DONNELL, Esq.
                  THOMPSON, O'DONNELL, MARKHAM, NORTON & HANNON
                           805 Fifteenth Street, N.W.
                             Washington, D.C. 20005
                          (Counsel for the Registrant)

     The Registrant filed its 24f-2 Notice for fiscal 2001 on July 27, 2001.

                  Approximate Date of Proposed Public Offering:

|X| It is proposed that this filing will become effective on May 15, 2002, pursuant to paragraph (b) of rule 485.
                 ===============================================

[logo - American Funds (sm)]



                                          The right choice for the long term/SM/




Washington MutualInvestors Fund/SM/

Retirement Plan Prospectus







TABLE OF CONTENTS
 1    Risk/Return Summary
 4    Fees and Expenses of the Fund
 5    Investment Objective, Strategies and Risks
 8    Management and Organization
11 Purchase, Exchange and Sale of Shares 12 Sales Charges 13 Sales Charge
Reductions 14 Individual Retirement Account (IRA) Rollovers 14 Plans of
Distribution 15 Distributions and Taxes 16 Financial Highlights







 THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES. FURTHER, IT HAS NOT DETERMINED THAT THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


 PROSPECTUS







 May 15, 2002

Risk/Return Summary

The fund seeks to produce income and to provide an opportunity for growth of principal consistent with sound common stock investing. The fund invests primarily in common stocks of larger, more established companies that meet the listing requirements of the New York Stock Exchange and have a strong record of earnings and dividends.

The fund is designed to provide fiduciaries, organizations, institutions and individuals with a convenient and prudent medium of investment in high quality common stocks and securities convertible into common stocks. It is especially designed to serve those individuals who are charged with the responsibility of investing retirement plan trusts, other fiduciary type reserves, or family funds, but who are reluctant to undertake the selection and supervision of individual stocks.

The fund strives to maintain a fully invested, diversified portfolio, consisting primarily of high-quality common stocks. The fund has stringent Investment Standards based upon criteria originally adopted by the United States District Court for the District of Columbia and in effect for many years for determining eligibility under the Court's Legal List procedure for the investment of trust funds. Applying these Investment Standards, the fund's Investment Adviser compiles an "Eligible List" of investments considered appropriate for a prudent investor seeking opportunities for income and growth of principal consistent with common stock investing. The Investment Adviser is required to select the fund's investments exclusively from the Eligible List. The Investment Adviser monitors the Eligible List and makes recommendations to the Board of Directors of additions to, or deletions from, the List to comply with the fund's Investment Standards.

Your investment in the fund is subject to risks, including the possibility that the fund's income and the value of its investments may fluctuate in response to events specifically involving the companies in which the fund invests, as well as economic, political or social events in the U.S. or abroad.

The prices of and the income generated by securities owned by the fund may be affected by events specifically involving the companies issuing those securities.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS IS GREATER IF YOU INVEST FOR A SHORTER PERIOD OF TIME.

                                  Washington Mutual Investors Fund / Prospectus

HISTORICAL INVESTMENT RESULTS

The following information provides some indication of the risks of investing in the fund by showing changes in the fund's investment results from year to year and by showing how the fund's average annual total returns for various periods compare with those of a broad measure of market performance. Past results are not an indication of future results.

CALENDAR YEAR TOTAL RETURNS FOR CLASS A SHARES (Results do not include a sales charge; if one were included, results would be lower.)

[bar chart]
1992   9.10%
1993  13.05
1994   0.49
1995  41.21
1996  20.17
1997  33.29
1998  19.37
1999   1.16
2000   9.06
2001   1.51
[end chart]


Highest/lowest quarterly results during this time period were:

HIGHEST                        14.44%  (quarter ended June 30, 1997)
LOWEST                         -9.39%  (quarter ended September 30, 1999)


The year-to-date result was 3.63% for the three months ended March 31, 2002.

Washington Mutual Investors Fund / Prospectus

Unlike the bar chart on the previous page, the Investment Results Table below reflects, as required by Securities and Exchange Commission rules, the fund's investment results with the maximum initial sales charge imposed. Class A share results reflect the maximum initial sales charge of 5.75%. Sales charges are reduced for purchases of $25,000 or more. Results would be higher if calculated without a sales charge. All fund results reflect the reinvestment of dividend and capital gain distributions.

Since the fund's Class R shares were first available on May 15, 2002, comparable results for these classes are not available for the 2001 calendar year.

 INVESTMENT RESULTS TABLE (WITH MAXIMUM SALES CHARGES IMPOSED) AVERAGE ANNUAL
 TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2001:
                                 ONE YEAR  FIVE YEARS  TEN YEARS   LIFETIME/1/
-------------------------------------------------------------------------------
 CLASS A - BEGAN 7/31/52          -4.32%     10.92%     13.45%       13.23%
 S&P 500/2/                      -11.83%     10.69%     12.91%       11.90%
 Lipper Growth and Income Fund    -7.42%      8.42%     11.49%         N/A
 Index/3/
-------------------------------------------------------------------------------
 Class A 30-day yield at December 31, 2001: 1.54% (For current yield information, please call American FundsLine at 1-800-325-3590.)


1 Lifetime results are as of the date Class A shares first became available.
2 The Standard & Poor's 500 Composite Index is a market capitalization-weighted measurement of changes in stock market conditions based on the average weighted performance of 500 widely held common stocks. This index is unmanaged and does not reflect sales charges, commissions, expenses or taxes.
3 The Lipper Growth and Income Fund Index is an equally weighted performance index that represents funds that combine a growth-of-earnings orientation and an income requirement for level and/or rising dividends. The results of the underlying funds in the index include the reinvestment of dividend and capital gain distributions and brokerage commissions paid by the funds for portfolio transactions, but do not reflect sales charges or taxes. This index was not in existence as of the date the fund's Class A shares began investment operations; therefore, lifetime results are not available.

                                  Washington Mutual Investors Fund / Prospectus

Fees and Expenses of the Fund


 SHAREHOLDER FEES TABLE (PAID DIRECTLY FROM YOUR INVESTMENT)
                                                                  ALL R SHARE
                                                       CLASS A      CLASSES
 Maximum sales charge imposed on purchases
 (as a percentage of offering price)                    5.75%/1/     none
 Maximum sales charge imposed on reinvested dividends   none         none
 Maximum deferred sales charge                         none/2/       none
 Redemption or exchange fees                            none         none


1 Sales charges are reduced or eliminated for purchases of $25,000 or more.
2 A contingent deferred sales charge of 1% applies on certain redemptions made within 12 months following purchases of $1 million or more made without a sales charge.


 ANNUAL FUND OPERATING EXPENSES TABLE (DEDUCTED FROM FUND ASSETS)
                              CLASS A  R-1/1/  R-2/1/  R-3/1/  R-4/1/   R-5/1/
 Management Fees               0.29%   0.29%   0.29%   0.29%   0.29%    0.29%
 Distribution and/or Service
 (12b-1) Fees/2/               0.24%   1.00%   0.75%   0.50%   0.25%    none
 Other Expenses                0.12%   0.20%   0.40%   0.26%   0.18%    0.13%
 Total Annual Fund Operating
 Expenses                      0.65%   1.49%   1.44%   1.05%   0.72%    0.42%


1 Based on estimated amounts for the current fiscal year.
2 Class A, R-2, R-3 and R-4 12b-1 fees may not exceed 0.25%, 1.00%, 0.75%, and
 0.50%, respectively, of the class' average net assets annually. Class R-1 fees will always be 1.00% of the class' average net assets annually.

EXAMPLE

The examples below are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the fund for the time periods indicated, that your investment has a 5% return each year, that all dividend and capital gain distributions are reinvested, and that the fund's operating expenses remain the same as shown above. Although your actual costs may be higher or lower, based on these assumptions, your cumulative estimated expenses would be:

                        ONE YEAR  THREE YEARS  FIVE YEARS   TEN YEARS
 Class A/1/               $638       $771         $916       $1,339
 R-1                      $152       $471         $813       $1,779
 R-2                      $147       $456         $787       $1,724
 R-3                      $107       $334         $579       $1,283
 R-4                      $ 74       $230         $401       $  894
 R-5                      $ 43       $135         $235       $  530



1 Reflects the maximum initial sales charge in the first year.

Washington Mutual Investors Fund / Prospectus

Investment Objective, Strategies and Risks

The fund's investment objective is to produce income and to provide an opportunity for growth of principal consistent with sound common stock investing. The fund strives to accomplish this objective through fundamental research, careful selection, and broad diversification. In the selection of securities for investment, current and potential yield as well as the potential for long-term capital appreciation are considered. The fund strives in its overall portfolio to achieve an above average yield and a below average price-to-earnings ratio in relation to the Standard & Poor's 500 Composite Index (a broad, unmanaged index). The fund's portfolio is limited to securities included on its Eligible List, which is compiled to conform to the fund's Investment Standards based on criteria that were originally adopted by the United States District Court for the District of Columbia. The Investment Adviser monitors the Eligible List and makes recommendations to the Board of Directors of changes necessary for continued compliance with the fund's Investment Standards.

The prices of and the income generated by securities held by the fund may decline in response to certain events, including: those directly involving the companies whose securities are owned in the fund; conditions affecting the general economy; overall market changes; global political, social or economic instability; and currency and interest rate fluctuations.

The fund's policy is to maintain at all times for its shareholders a fully invested and widely diversified portfolio of securities; however, the fund may hold, to a limited extent, short-term U.S. government securities, cash and cash equivalents.

In addition to the principal investment strategies described above, the fund has other investment practices that are described in the statement of additional information.

The fund relies on the professional judgment of its investment adviser, Capital Research and Management Company, to make decisions about the fund's portfolio investments. The basic investment philosophy of the investment adviser is to seek reasonably priced securities that represent above average long-term investment opportunities. This is accomplished not only through fundamental analysis, but also by meeting with company executives and employees, suppliers, customers and competitors in order to gain in-depth knowledge of a company's true value. Securities may be sold when the investment adviser believes they no longer represent good long-term value.

                                  Washington Mutual Investors Fund / Prospectus

 INVESTMENT RESULTS TABLE (WITHOUT SALES CHARGES IMPOSED) AVERAGE ANNUAL TOTAL
 RETURNS FOR PERIODS ENDED DECEMBER 31, 2001:
                         ONE YEAR     FIVE YEARS     TEN YEARS      LIFETIME/1/
----------------------------------------------------------------------------------
 CLASS A - BEGAN            1.51%       12.25%         14.12%          13.36%
 7/31/52
 S&P 500/2/               -11.83%       10.69%         12.91%          11.90%
 Lipper Growth and         -7.42%        8.42%         11.49%            N/A
 Income Fund Index/3/
 Class A distribution rate at December 31, 2001/4/: 1.90%
 (For current distribution rate information, please call American FundsLine at
 1-800-325-3590.)


1 Lifetime results are as of the date Class A shares first became available.
2 The Standard & Poor's 500 Composite Index is a market capitalization-weighted measurement of changes in stock market conditions based on the average weighted performance of 500 widely held common stocks. This index is unmanaged and does not reflect sales charges, commissions, expenses or taxes.
3 The Lipper Growth and Income Fund Index is an equally weighted performance index that represents funds that combine a growth-of-earnings orientation and an income requirement for level and/or rising dividends. The results of the underlying funds in the index include the reinvestment of dividend and capital gain distributions and brokerage commissions paid by the funds for portfolio transactions, but do not reflect sales charges or taxes. This index was not in existence as of the date the fund's Class A shares began investment operations; therefore, lifetime results are not available.
4 The distribution rate is based on actual distributions paid to shareholders over a 12-month interval. Capital gain distributions are added back to the net asset value to determine the rate.

Washington Mutual Investors Fund / Prospectus

 LARGEST INDUSTRY HOLDINGS AS OF OCTOBER 31, 2001
                                                    PERCENT OF NET ASSETS
 Banks                                                     10.14%
--------------------------------------------------------------------------
 Pharmaceuticals                                            8.94
--------------------------------------------------------------------------
 Oil & Gas                                                  8.53
--------------------------------------------------------------------------
 Electric Utilities                                         8.02
--------------------------------------------------------------------------
 Diversified Telecommunication Services                     6.29
--------------------------------------------------------------------------

 LARGEST HOLDINGS AS OF OCTOBER 31, 2001
 ChevronTexaco                                              4.61%
--------------------------------------------------------------------------
 Bank of America                                            3.34
--------------------------------------------------------------------------
 J.P. Morgan Chase                                          2.35
--------------------------------------------------------------------------
 AT&T                                                       1.98
--------------------------------------------------------------------------
 Eli Lilly                                                  1.95
--------------------------------------------------------------------------
 Phamacia                                                   1.79
--------------------------------------------------------------------------
 Exxon Mobil                                                1.78
--------------------------------------------------------------------------
 Pfizer                                                     1.76
--------------------------------------------------------------------------
 Wells Fargo                                                1.64
--------------------------------------------------------------------------
 BANK ONE                                                   1.63




Because the fund is actively managed, its holdings will change over time.

For updated information on the fund's portfolio holdings, please visit us at www.americanfunds.com.

                                  Washington Mutual Investors Fund / Prospectus

Management and Organization

BUSINESS MANAGER

Washington Management Corporation or its predecessors, since the fund's inception, has provided the services necessary to carry on the fund's general administrative and corporate affairs. These services encompass general corporate governance, regulatory compliance and oversight of each of the fund's contractual service providers including custodian operations, shareholder services and fund share distribution functions. Washington Management Corporation, a wholly owned subsidiary of The Johnston-Lemon Group, Incorporated, maintains its principal business address at 1101 Vermont Avenue, NW, Washington, DC 20005.

INVESTMENT ADVISER

Capital Research and Management Company, an experienced investment management organization founded in 1931, serves as investment adviser to the fund and other funds, including those in The American Funds Group. Capital Research and Management Company, a wholly owned subsidiary of The Capital Group Companies, Inc., is headquartered at 333 South Hope Street, Los Angeles, CA 90071. Capital Research and Management Company manages the investment portfolio of the fund. The total management fee paid by the fund, as a percentage of average net assets, for the previous fiscal year appears earlier in the Annual Fund Operating Expenses Table.

MULTIPLE PORTFOLIO COUNSELOR SYSTEM

Capital Research and Management Company uses a system of multiple portfolio counselors in managing mutual fund assets. Under this approach, the portfolio of a fund is divided into segments managed by individual counselors. Counselors decide how their respective segments will be invested, within the limits provided by a fund's objective(s) and policies and by Capital Research and Management Company's investment committee. In addition, Capital Research and Management Company's research professionals may make investment decisions with respect to a portion of a fund's portfolio. The primary individual portfolio counselors for Washington Mutual Investors Fund are:

Washington Mutual Investors Fund / Prospectus

 PORTFOLIO COUNSELOR/ FUND      PORTFOLIO COUNSELOR       PRIMARY TITLE WITH INVESTMENT ADVISER
 TITLE (IF APPLICABLE)        EXPERIENCE IN THIS FUND     (OR AFFILIATE) AND INVESTMENT EXPERIENCE
-----------------------------------------------------------------------------------------------------------
 TIMOTHY D. ARMOUR                    11 years            Chairman and Principal Executive Officer, Capital
                                (plus 4 years prior       Research Company
                            experience as a research
                             professional for the fund)   Investment professional for 19 years, all with
                                                          Capital Research and Management Company or
                                                          affiliate
-----------------------------------------------------------------------------------------------------------
 STEPHEN E. BEPLER                    21 years            Senior Vice President, Capital Research Company
                                (plus 8 years prior
                              experience as a research Investment professional
                             for 36 years in total;29 professional for the fund)
                             years with Capital Research and Management
                                                          Company or affiliate

-----------------------------------------------------------------------------------------------------------
 ALAN N. BERRO                        4 years             Senior Vice President, Capital Research Company
                                (plus 6 years prior
                              experience as a research Investment professional
                             for 16 years in total;11 professional for the fund)
                             years with Capital Research and Management
                                                          Company or affiliate

-----------------------------------------------------------------------------------------------------------
 JAMES K. DUNTON                      24 years            Senior Vice President and Director, Capital
                                (plus 7 years prior       Research and Management Company
                            experience as a research
                             professional for the fund)   Investment professional for 40 years, all with
                                                          Capital Research and Management Company or
                                                          affiliate
-----------------------------------------------------------------------------------------------------------
 J. DALE HARVEY                       5 years             Vice President, Capital Research and Management
                                (plus 4 years prior       Company
                            experience as a research
                             professional                 for the fund)
                                                          Investment
                                                          professional for 13
                                                          years in total;11
                                                          years with Capital
                                                          Research and
                                                          Management Company or
                                                          affiliate
-----------------------------------------------------------------------------------------------------------
 GREGG E. IRELAND                     11 years            Senior Vice President, Capital Research and
                                (plus 7 years prior       Management Company
                            experience as a research
                             professional for the fund)   Investment professional for 29 years, all with
                                                          Capital Research and Management Company or
                                                          affiliate
-----------------------------------------------------------------------------------------------------------
 JAMES B. LOVELACE                    11 years            Senior Vice President and Director, Capital
                                (plus 2 years prior       Research and Management Company
                            experience as a research
                             professional for the fund)   Investment professional for 20 years, all with
                                                          Capital Research and Management Company or
                                                          affiliate
-----------------------------------------------------------------------------------------------------------
 ROBERT G. O'DONNELL                  9 years             Senior Vice President and Director, Capital
                                (plus 17 years prior      Research and Management Company
                            experience as a research
                             professional                 for the fund)
                                                          Investment
                                                          professional for 30
                                                          years in total;27
                                                          years with Capital
                                                          Research and
                                                          Management Company or
                                                          affiliate
-----------------------------------------------------------------------------------------------------------
 JAMES F. ROTHENBERG                  8 years             President and Director, Capital Research and
                                (plus 9 years prior       Management Company
                            experience as a research
                             professional for the fund)   Investment professional for 32 years, all with
                                                          Capital Research and Management Company or
                                                          affiliate

                                  Washington Mutual Investors Fund / Prospectus

[This page is intentionally left blank for this filing.]

Washington Mutual Investors Fund / Prospectus

Purchase, Exchange and Sale of Shares

PURCHASES AND EXCHANGES

Class A shares are generally not available for retirement plans using the PlanPremier or Recordkeeper Direct recordkeeping programs.

Class R shares generally are available only to 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans, defined benefit plans, and non-qualified deferred compensation plans. Class R shares also are generally available only to retirement plans where plan level or omnibus accounts are held on the books of the fund. In addition, Class R-5 shares generally are available only to retirement plans with $1 million or more in plan assets. Class R shares are not available to retail non-retirement accounts, traditional and Roth IRAs, Coverdell Education Savings Accounts, SEPs, SAR-SEPs, SIMPLE IRAs, individual 403(b) plans, and CollegeAmerica accounts.

Eligible retirement plans generally may open an account and purchase Class A or R shares by contacting any investment dealer (who may impose transaction charges in addition to those described in this prospectus) authorized to sell the fund's shares. Some or all R share classes may not be available through certain investment dealers. Additional shares may be purchased through a plan's administrator or recordkeeper.

Shares of the fund offered through this prospectus generally may be exchanged into shares of the same class of other funds in The American Funds Group. Exchanges of Class A shares from money market funds purchased without a sales charge generally will be subject to the appropriate sales charge.

THE FUND AND AMERICAN FUNDS DISTRIBUTORS, THE FUND'S DISTRIBUTOR, RESERVE THE RIGHT TO REJECT ANY PURCHASE ORDER FOR ANY REASON. THE FUND IS NOT DESIGNED TO SERVE AS A VEHICLE FOR FREQUENT TRADING IN RESPONSE TO SHORT-TERM STOCK MARKET FLUCTUATIONS. ACCORDINGLY, PURCHASES THAT ARE PART OF EXCHANGE ACTIVITY THAT THE FUND OR AMERICAN FUNDS DISTRIBUTORS HAVE DETERMINED COULD INVOLVE ACTUAL OR POTENTIAL HARM TO THE FUND MAY BE REJECTED.

SALES

Please contact your plan administrator or recordkeeper.

VALUING SHARES

The fund's net asset value is the value of a single share. The fund calculates its net asset value, each day the New York Stock Exchange is open, as of approximately 4:00 p.m. New York time, the normal close of regular trading. Assets are valued primarily on the basis of market quotations. However, the fund has adopted procedures for making "fair value" determinations if market quotations are not readily available.

Your shares will be purchased at the net asset value (plus any applicable sales charge in the case of Class A shares), or sold at the net asset value next determined after American Funds Service Company receives and accepts your request.

                                  Washington Mutual Investors Fund / Prospectus

Sales Charges

CLASS A SHARES

The initial sales charge you pay when you buy Class A shares differs depending upon the amount you invest and may be reduced or eliminated for larger purchases as indicated below. Any applicable sales charge will be paid directly from your investment and, as a result, will reduce the amount of your investment.


                                       SALES CHARGE AS A
                                         PERCENTAGE OF
                                                                DEALER
                                                   NET        COMMISSION
                                       OFFERING   AMOUNT       AS % OF
 INVESTMENT                             PRICE    INVESTED   OFFERING PRICE
---------------------------------------------------------------------------
 Less than $25,000                      5.75%     6.10%         5.00%
---------------------------------------------------------------------------
 $25,000 but less than $50,000          5.00%     5.26%         4.25%
---------------------------------------------------------------------------
 $50,000 but less than $100,000         4.50%     4.71%         3.75%
---------------------------------------------------------------------------
 $100,000 but less than $250,000        3.50%     3.63%         2.75%
---------------------------------------------------------------------------
 $250,000 but less than $500,000        2.50%     2.56%         2.00%
---------------------------------------------------------------------------
 $500,000 but less than $750,000        2.00%     2.04%         1.60%
---------------------------------------------------------------------------
 $750,000 but less than $1 million      1.50%     1.52%         1.20%
---------------------------------------------------------------------------
 $1 million or more and certain other   none      none          none
  investments described below
---------------------------------------------------------------------------


CLASS A PURCHASES NOT SUBJECT TO SALES CHARGE

Employer-sponsored defined contribution-type plans, including certain 403(b) plans, investing $1 million or more or with 100 or more eligible employees, and Individual Retirement Account rollovers involving retirement plan assets invested in the American Funds, may invest with no sales charge and are not subject to a contingent deferred sales charge. Also exempt are investments made through accounts that purchased fund shares before March 15, 2001 and are part of certain qualified fee-based programs. The distributor may pay dealers up to 1% on investments made in Class A shares with no initial sales charge. The fund may reimburse the distributor for these payments through its Plans of Distribution (see below).

CLASS R SHARES

Class R shares are sold with no initial or deferred sales charges. The distributor will pay dealers annually, asset-based compensation of 1.00% for sales of Class R-1 shares, 0.75% for Class R-2 shares, 0.50% for Class R-3 shares, and 0.25% for Class R-4 shares. No dealer compensation is paid on sales of Class R-5 shares. The fund may reimburse the distributor for these payments through its Plans of Distribution (see below).

Washington Mutual Investors Fund / Prospectus

Sales Charge Reductions

Class A sales charges may be reduced in the following ways:

CONCURRENT PURCHASES

Simultaneous purchases of any class of shares of two or more American Funds may be combined to qualify for a reduced Class A sales charge. Direct purchases of money market funds are excluded.

RIGHTS OF ACCUMULATION

The current value (or if greater, the amount invested less any withdrawals) of existing holdings in any class of shares of the American Funds may be taken into account to determine Class A sales charges. Direct purchases of money market funds are excluded.

STATEMENT OF INTENTION

Class A sales charges may be reduced by establishing a Statement of Intention. A Statement of Intention allows all non-money market fund purchases of all share classes intended to be made over a 13-month period to be combined in order to determine the applicable sales charge. At the request of a plan, purchases made during the previous 90 days may be included; however, capital appreciation and reinvested dividends and capital gains do not apply toward these combined purchases. A portion of the account may be held in escrow to cover additional Class A sales charges which may be due if total investments over the 13-month period do not qualify for the applicable sales charge reduction.

                                  Washington Mutual Investors Fund / Prospectus

Individual Retirement Account (IRA) Rollovers

Assets from a retirement plan may be invested in Class A, B, C or F shares of the American Funds through an IRA rollover plan. All such rollover investments will be subject to the terms and conditions for Class A, B, C and F shares contained in the fund's current prospectus and statement of additional information.

An IRA rollover involving retirement plan assets that offered an investment option managed by any affiliate of The Capital Group Companies, Inc., including any of the American Funds, may be invested in:
 . Class A shares at net asset value;
 . Class A shares subject to the applicable initial sales charge; . Class B shares; . Class C shares; or . Class F shares

Retirement plan assets invested in Class A shares with a sales charge, or B, C or F shares are subject to the terms and conditions contained in the fund's current prospectus and statement of additional information. Advisers will be compensated according to the policies associated with each share class as described in the fund's current prospectus and statement of additional information.

Retirement plan assets invested in Class A shares at net asset value will not be subject to a contingent deferred sales charge and will immediately begin to accrue service fees. Dealer commissions on such assets will be paid only on rollovers of $1 million or more.

Plans of Distribution

The fund has Plans of Distribution or "12b-1 Plans" under which it may finance activities primarily intended to sell shares, provided the categories of expenses are approved in advance by the fund's board of directors. The plans provide for annual expenses of up to 0.25% for Class A shares, 1.00% for Class R-1 shares, and up to 1.00%, 0.75% and 0.50% for Class R-2, R-3 and R-4 shares, respectively. For all share classes, up to 0.25% of these expenses may be used to pay service fees to qualified dealers for providing certain shareholder services. The remaining expense for each share class may be used for distribution expenses.

The 12b-1 fees paid by the fund, as a percentage of average net assets, for the previous fiscal year are indicated earlier in the Annual Fund Operating Expenses Table. Since these fees are paid out of the fund's assets or income on an ongoing basis, over time they will increase the cost and reduce the return of an investment.

OTHER COMPENSATION TO DEALERS

American Funds Distributors may pay, or sponsor informational meetings for, dealers as described in the statement of additional information.

Washington Mutual Investors Fund / Prospectus

Distributions and Taxes

DIVIDENDS AND DISTRIBUTIONS

The fund intends to distribute dividends to you, usually in March, June, September and December. Capital gains, if any, are usually distributed in December. When a dividend or capital gain is distributed, the net asset value per share is reduced by the amount of the payment.

All dividend and capital gain distributions paid to retirement plan shareholders will automatically be reinvested.

TAXES ON DISTRIBUTIONS

Dividends and capital gains distributed by the fund to retirement plan accounts currently are not taxable.

TAXES ON TRANSACTIONS

Distributions taken from a retirement plan account generally are taxable as ordinary income.

Please see your tax adviser for further information.

                                  Washington Mutual Investors Fund / Prospectus

Financial Highlights

The financial highlights table is intended to help you understand the fund's results for the past five years and is currently only shown for Class A shares.
 A similar table will be shown for the R share classes beginning with the fund's 2003 fiscal year end. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the fund's financial statements, is included in the statement of additional information, which is available upon request.

                                                    CLASS A
                        Six months
                           ended                     YEAR ENDED APRIL 30
                        October 31,
                         2001/1,2/     2001        2000       1999      1998       1997
 NET ASSET VALUE,       $ 29.80      $ 29.14    $ 35.31     $ 33.92   $ 25.93    $ 22.77
BEGINNING OF PERIOD
------------------------------------------------------------------------------------------
 INCOME FROM
INVESTMENT OPERATIONS:
 Net investment income      .26/3/       .57/3/     .61/3/      .60       .62        .62
 Net (losses) gains on
securities (both          (2.74 )/3/    3.17/3/   (3.09 )/3/   3.99      9.65       4.36
 realized and
unrealized)
------------------------------------------------------------------------------------------
 Total from investment    (2.48 )       3.74      (2.48 )      4.59     10.27       4.98
operations
------------------------------------------------------------------------------------------
 LESS DISTRIBUTIONS:
 Dividends (from net       (.27 )       (.58 )     (.58 )      (.61)     (.62)      (.62)
investment income)
 Distributions (from          -        (2.50 )    (3.11 )     (2.59)    (1.66)     (1.20)
capital gains)
------------------------------------------------------------------------------------------
 Total distributions       (.27 )      (3.08 )    (3.69 )     (3.20)    (2.28)     (1.82)
------------------------------------------------------------------------------------------
 NET ASSET VALUE, END   $ 27.05      $ 29.80    $ 29.14     $ 35.31   $ 33.92    $ 25.93
OF PERIOD
------------------------------------------------------------------------------------------
 TOTAL RETURN/4/          (8.33 )%     13.54 %    (6.96 )%    14.61%    40.80%     22.43%
------------------------------------------------------------------------------------------
 RATIOS/SUPPLEMENTAL
DATA:
 Net assets, end of     $45,195      $48,700    $47,319     $57,018   $45,764    $28,165
period (in millions)
------------------------------------------------------------------------------------------
 Ratio of expenses to       .64 %/5/     .65 %      .63 %        61%      .62%       .64%
average net assets
------------------------------------------------------------------------------------------
 Ratio of net income       1.75 %/5/    1.95 %     1.91 %      1.84%     2.08%      2.56%
to average net assets
 Portfolio turnover       13.30 %      25.29 %    26.24 %     27.93%    17.61%     20.41%
rate


1 Based on operations for the period shown and, accordingly, not representative of a full year.
2 Unaudited.
3 Based on average shares outstanding.
4 Total returns exclude all sales charges, including contingent deferred sales charges.
5 Annualized.

Washington Mutual Investors Fund / Prospectus

NOTES

                                  Washington Mutual Investors Fund / Prospectus

NOTES


                                       18

Washington Mutual Investors Fund / Prospectus

NOTES

                                  Washington Mutual Investors Fund / Prospectus

NOTES


                                       20

Washington Mutual Investors Fund / Prospectus

NOTES

                                  Washington Mutual Investors Fund / Prospectus

 [logo - American Funds (sm)]


                                          The right choice for the long term/SM/


          FOR SHAREHOLDER             American Funds Service Company
          SERVICES                    800/421-0180
          FOR RETIREMENT PLAN         Call your employer or plan
          SERVICES                    administrator
          FOR DEALER SERVICES         American Funds Distributors
                                      800/421-9900
                                      American FundsLine(R)
          FOR 24                      800/325-3590
          -HOUR INFORMATION           American FundsLine OnLine(R)
                                      www.americanfunds.com
          Telephone conversations may be recorded or monitored for verification, recordkeeping and quality assurance purposes.
-----------------------------------------------------------------------------------


MULTIPLE TRANSLATIONS This prospectus may be translated into other languages. If there is any inconsistency or ambiguity as to the meaning of any word or phrase in a translation, the English text will prevail.

ANNUAL/SEMI-ANNUAL REPORTS TO SHAREHOLDERS The shareholder reports contain additional information about the fund including financial statements, investment results, portfolio holdings, a statement from portfolio management discussing market conditions and the fund's investment strategies, and the independent accountants' report (in the annual report).

STATEMENT OF ADDITIONAL INFORMATION (SAI) AND CODES OF ETHICS The Retirement Plan SAI contains more detailed information on all aspects of the fund, including the fund's financial statements, and is incorporated by reference into this prospectus. The Codes of Ethics describe the personal investing policies adopted by the fund, the business manager and the fund's investment adviser and its affiliated companies.

The Codes of Ethics and current SAI have been filed with the Securities and Exchange Commission ("SEC"). These and other related materials about the fund are available for review or to be copied at the SEC's Public Reference Room in Washington, D.C. (202/942-8090) or on the EDGAR database on the SEC's Internet Web site at http://www.sec.gov, or, after payment of a duplicating fee, via e-mail request to publicinfo@sec.gov or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.

HOUSEHOLD MAILINGS Each year you are automatically sent an updated prospectus, annual and semi-annual report for the fund. You may also occasionally receive proxy statements for the fund. In order to reduce the volume of mail you receive, when possible, only one copy of these documents will be sent to shareholders that are part of the same family and share the same residential address.

If you would like to receive individual copies of these documents, or a free copy of the Retirement Plan SAI or Codes of Ethics, please call American Funds Service Company at 800/421-0180 or write to the Secretary of the fund at 1101 Vermont Avenue, N.W., Washington, D.C. 20005.




[recycled bug]





Printed on recycled paper                   Investment Company File No. 811-604
RPWMIF-010-0502/MC
-------------------------------------------------------------------------------
THE CAPITAL GROUP COMPANIES
American Funds      Capital Research and Management     Capital International
Capital Guardian        Capital Bank and Trust

                     WASHINGTON MUTUAL INVESTORS FUND, INC.

                                     Part B
                                Retirement Plan
                      Statement of Additional Information

                                  May 15, 2002


This document is not a prospectus but should be read in conjunction with the current Retirement Plan Prospectus of Washington Mutual Investors Fund (the "fund" or "WMIF") dated May 15, 2002. The prospectus may be obtained from your investment dealer or financial planner or by writing to the fund at the following address:

                     Washington Mutual Investors Fund, Inc.
                              Attention: Secretary
                            1101 Vermont Avenue, N.W.
                             Washington, D.C.  20005
                                 (202) 842-5665

                               TABLE OF CONTENTS


Item                                                                  Page No.
----                                                                  --------
Certain Investment Limitations and Guidelines . . . . . . . . . . .        2
Description of Certain Securities and Investment Techniques . . . .        2
Fundamental Policies and Investment Restrictions. . . . . . . . . .        4
Management of the Fund  . . . . . . . . . . . . . . . . . . . . . .        6
Taxes and Distributions . . . . . . . . . . . . . . . . . . . . . .       21
Purchase, Exchange and Sale of Shares . . . . . . . . . . . . . . .       25
Sales Charges . . . . . . . . . . . . . . . . . . . . . . . . . . .       27
Class A Sales Charge Reductions . . . . . . . . . . . . . . . . . .       29
Individual Retirement Account (IRA) Rollovers . . . . . . . . . . .       31
Price of Shares . . . . . . . . . . . . . . . . . . . . . . . . . .       32
Shareholder Account Services and Privileges . . . . . . . . . . . .       33
Execution of Portfolio Transactions . . . . . . . . . . . . . . . .       33
General Information . . . . . . . . . . . . . . . . . . . . . . . .       34
Class A Share Investment Results and Related Statistics . . . . . .       36
Financial Statements




                   Washington Mutual Investors Fund - Page 1

                 CERTAIN INVESTMENT LIMITATIONS AND GUIDELINES

The following limitations and guidelines are considered at the time of purchase, under normal circumstances, and are based on a percentage of the fund's net assets unless otherwise noted. This summary is not intended to reflect all of the fund's investment limitations.


GENERAL GUIDELINE

..    As set forth in its Prospectus, generally common stocks and securities convertible into common stocks meeting the fund's Investment Standards and on the fund's Eligible List may be held by the fund; however, the fund may also hold, to a limited extent, short-term U.S. government securities, cash and cash equivalents.

The fund may experience difficulty liquidating certain portfolio securities during significant market declines or periods of heavy redemptions.


          DESCRIPTION OF CERTAIN SECURITIES AND INVESTMENT TECHNIQUES

The descriptions below are intended to supplement the material in the prospectus under "Investment Objective, Strategies and Risks."


EQUITY SECURITIES - Equity securities represent an ownership position in a company. These securities may include common stocks and securities with equity conversion or purchase rights. The prices of equity securities fluctuate based on changes in the financial condition of their issuers and on market and economic conditions.


SECURITIES WITH EQUITY AND DEBT CHARACTERISTICS - The fund may invest in securities that have a combination of equity and debt characteristics. These securities may at times behave more like equity than debt and vice versa. Some types of convertible bonds or preferred stock automatically convert into common stock. The prices and yields of non-convertible preferred stock generally move with changes in interest rates and the issuer's credit quality, similar to the factors affecting debt securities.


Convertible bonds, convertible preferred stock, and other securities may sometimes be converted into common stock or other securities at a stated conversion ratio. These securities, prior to conversion, pay a fixed rate of interest or a dividend. Because convertible securities have both debt and equity characteristics, their value varies in response to many factors, including the value of the underlying equity, general market and economic conditions, and convertible market valuations, as well as changes in interest rates, credit spreads, and the credit quality of the issuer.


NON-U.S. SECURITIES - The fund may invest in securities of certain companies domiciled outside of the United States if they meet the fund's other Investment Standards and are included in the Standard and Poor's 500 Composite Stock Index. Foreign securities may be subject to certain risks, different from those of investing in U.S. based companies. These include less publicly available information about issues, different accounting, auditing and financial reporting regulations and practices, changing economic, political and social conditions, and risks associated with foreign currency exchange rates and foreign trading markets. These securities are often in the form of American Depositary Receipts which are typically issued by a U.S. bank or trust company evidencing ownership of an underlying foreign security. Investing in foreign


                   Washington Mutual Investors Fund - Page 2 securities that are traded in the U.S. or through ADRs avoids certain foreign currency risks. Investing through ADRs may, however, make it more difficult to exercise all of the rights that customarily attach to share ownership.


U.S. TREASURY AND AGENCY SECURITIES - U.S. Treasury securities include direct obligations of the U.S. Treasury, such as Treasury bills, notes and bonds. For these securities, the payment of principal and interest is unconditionally guaranteed by the U.S. government, and thus they are of the highest possible credit quality. Such securities are subject to variations in market value due to fluctuations in interest rates, but, if held to maturity, will be paid in full.


U.S. agency securities include those issued by certain U.S. government instrumentalities and certain federal agencies. These securities are neither direct obligations of, nor guaranteed by, the Treasury. However, they generally involve federal sponsorship in one way or another; some are backed by specific types of collateral; some are supported by the issuer's right to borrow from the Treasury; some are supported by the discretionary authority of the Treasury to purchase certain obligations of the issuer; and others are supported only by the credit of the issuing government agency or instrumentality. These agencies and instrumentalities include, but are not limited to: Federal Home Loan Bank, Federal Home Loan Mortgage Corporation (FHLMC), Federal National Mortgage Association (FNMA), Tennessee Valley Authority, and Federal Farm Credit Bank System.


               THE FUND AND ITS INVESTMENT OBJECTIVE AND POLICIES

The fund has Investment Standards based upon criteria established by the United States District Court for the District of Columbia for determining the eligibility of securities under the Court's Legal List procedure which was in effect for many years. The fund has an Eligible List of investments based upon its Investment Standards. The fund's Investment Standards encompass numerous criteria which govern which securities may be included on the fund's Eligible List. Currently, those criteria include, for example: (i) a security shall be listed on or meet the listing requirements of the New York Stock Exchange; (ii) except for banks and a few other companies, the issuing company must have fully earned its dividends in at least four of the past five years and paid a dividend in at least nine of the past ten years; (iii) banks and savings and loan associations must have paid a dividend in at least four of the past five years;
(iv) companies which do not meet the fund's dividend payment requirements must meet other additional requirements which are generally more stringent than the fund's other standards applicable to dividend paying companies (these companies are limited to 5% of the fund's total assets at the time of the investment); (v) the ratio of current assets to liabilities for most individual companies must be at least 1.5 to 1, or their bonds must be rated at least investment grade by Standard and Poor's Corp; (vi) banks, insurance companies and other financial institutions must have capital funds of at least $100 million; and (vii) companies must not derive the majority of their revenues from alcohol or tobacco products. The Investment Standards are periodically reviewed by the fund's Board of Directors, Investment Adviser and Business Manager. Although the Standards are not changed frequently, modifications may be made, with the approval of the fund's Board of Directors, as a result of economic, market or corporate developments. The Investment Adviser is required to select the fund's investments exclusively from the Eligible List. The Investment Adviser monitors the Eligible List and makes recommendations to the Board of Directors of additions to, or deletions from, the List for continued compliance with the fund's Investment Standards.


                   Washington Mutual Investors Fund - Page 3

It is believed that in applying the above disciplines and procedures, the fund makes available to pension and profit-sharing trustees and other fiduciaries a prudent stock investment and an assurance of continuity of investment quality which it has always been the policy of the fund to provide. However, fiduciary investment responsibility and the Prudent Investor Rule involve a mixed question of law and fact which cannot be conclusively determined in advance. Moreover, recent changes to the Prudent Investor Rule in some jurisdictions speak to an allocation of funds among a variety of investments. Therefore, each fiduciary should examine the common stock portfolio of the fund to see that it, along with other investments, meets the requirements of the specific trust. The Investment Standards are not part of the fund's Investment Restrictions discussed below.


                FUNDAMENTAL POLICIES AND INVESTMENT RESTRICTIONS

FUNDAMENTAL POLICIES - The fund has adopted the following fundamental policies and investment restrictions which may not be changed without approval by holders of a majority of its outstanding shares. Such majority is defined in the Investment Company Act of 1940 ("1940 Act") as the vote of the lesser of (i) 67% or more of the outstanding voting securities present at a meeting, if the holders of more than 50% of the outstanding voting securities are present in person or by proxy, or (ii) more than 50% of the outstanding voting securities. All percentage limitations are considered at the time securities are purchased and are based on the fund's net assets unless otherwise indicated. None of the following investment restrictions involving a maximum percentage of assets will be considered violated unless the excess occurs immediately after, and is caused by, an acquisition by the fund.


The fund may not:


 1. Purchase any security which is not legal for the investment of trust funds in the District of Columbia;

 2.  Purchase or sell real estate or commodities;

 3. Make a purchase which would cause more than 5% of the value of the total assets of the fund to be invested in the securities of any one issuer;

 4. Make a purchase which would cause more than 10% of the outstanding securities of any issuer to be held in the portfolio of the fund;

 5. Invest in companies for the purpose of exercising control or management and may not invest in securities of other investment companies;

 6.  Purchase securities on margin or sell securities short;

 7.  Lend money;

 8. Borrow money except for temporary or emergency purposes and not for investment purposes and then only from banks in an amount not exceeding at the time of borrowing 10% of the fund's net assets, nor pledge or hypothecate more than 10% of its net assets and then only to secure such borrowing, provided that the fund may not purchase portfolio securities during any periods when loans amounting to 5% or more of the fund's net assets are outstanding; and


                   Washington Mutual Investors Fund - Page 4

 9. Purchase any securities which would cause 25% or more of the value of its total assets at the time of such purchase to be invested in the securities of one or more issuers having their principal business activities in the same industry. The Board of Directors, acting upon the recommendations of the Advisory Board, may from time to time establish lower limitations on the amount of investment in specific industries.

It is declared policy of the fund to maintain a fully invested position with cash equivalents not to exceed 5% of net assets after allowing for sales of portfolio securities and fund shares within thirty days and the accumulation of cash balances representing undistributed net investment income and realized capital gains.


Notwithstanding the restriction on investing in the securities of other investment companies, the fund may invest in securities of other investment companies if deemed advisable by its officers in connection with the administration of a deferred compensation plan adopted by Directors as permitted by the Securities and Exchange Commission.


The fund does not act as an underwriter of securities issued by others, except to the extent that the disposal of an investment position may technically constitute the fund an underwriter as the term is defined in the Securities Act of 1933.


                   Washington Mutual Investors Fund - Page 5

                             MANAGEMENT OF THE FUND

BOARD OF DIRECTORS AND OFFICERS

                                     YEAR FIRST                                     NUMBER OF BOARDS
                        POSITION      ELECTED                                        WITHIN THE FUND
                        WITH THE     A DIRECTOR    PRINCIPAL OCCUPATION(S) DURING  COMPLEX/2/ ON WHICH  OTHER DIRECTORSHIPS/3/ HELD
     NAME AND AGE         FUND     OF THE FUND/1/           PAST 5 YEARS             DIRECTOR SERVES            BY DIRECTOR
-----------------------------------------------------------------------------------------------------------------------------------
 "INDEPENDENT" DIRECTORS
-----------------------------------------------------------------------------------------------------------------------------------
 Cyrus A. Ansary         Director       1984        President, Investment                   3            JPMorgan Value
 Age: 68                                            Services                                             Opportunities Fund
                                                    International Co. L.L.C.
                                                    (holding company for various
                                                    operating entities)
-----------------------------------------------------------------------------------------------------------------------------------
 Charles A. Bowsher      Director       2001        Retired Comptroller General             1            DeVry, Inc.
 Age: 70                                            of The United States
-----------------------------------------------------------------------------------------------------------------------------------
 Daniel J. Callahan      Director       1997        Vice Chairman & Treasurer,              1            JPMorgan Value
 III                                                The Morris & Gwendolyn                               Opportunities Fund; WGL
 Age: 70                                            Cafritz Foundation                                   Holdings, Inc.
-----------------------------------------------------------------------------------------------------------------------------------
 Edward W. Kelley,       Director       2002        Retired Governor, Federal               1            Security Capital Corp.
 Jr.                                                Reserve Board
 Age: 70
-----------------------------------------------------------------------------------------------------------------------------------
 James C. Miller III     Director       1992        Chairman, Capital Analysis              3            Atlantic Coast Airlines;
 Age: 59                                            Group; former Counselor,                             JPMorgan Value
                                                    Citizens for a Sound Economy                         Opportunities Fund
-----------------------------------------------------------------------------------------------------------------------------------
 Katherine D. Ortega     Director       2002        Former Treasurer of the                 1            The Kroger Co.; Ralston
 Age: 67                                            United States                                        Purina Company; Raonier
                                                                                                         Inc.; Ultramar Diamond
                                                                                                         Shamrock Corporation
-----------------------------------------------------------------------------------------------------------------------------------
 John Knox Singleton     Director       2001        President, INOVA Health                 1            Healthcare Realty Trust,
 Age: 53                                            System                                               Inc.
-----------------------------------------------------------------------------------------------------------------------------------
 T. Eugene Smith         Director       1988        President, T. Eugene Smith,             3            JPMorgan Value
 Age: 71                                            Inc.                                                 Opportunities Fund
                                                    (real estate consulting,
                                                    planning and development)
-----------------------------------------------------------------------------------------------------------------------------------
 Leonard P. Steuart      Director       1997        Vice President,                         1            JPMorgan  Value
 II                                                 Steuart Investment Company                           Opportunities Fund
 Age: 67                                            (real estate investment and
                                                    operation)
-----------------------------------------------------------------------------------------------------------------------------------
 Margita E. White        Director       1988        Retired President,                      3            JPMorgan Value
 Age: 64                                            Association for                                      Opportunities Fund; Leitch
                                                    Maximum Service Television                           Technology Corp.
                                                    Inc.
-----------------------------------------------------------------------------------------------------------------------------------




                   Washington Mutual Investors Fund - Page 6

                                                    PRINCIPAL OCCUPATION(S) DURING
                                     YEAR FIRST            PAST 5 YEARS AND
                                      ELECTED               POSITIONS HELD            NUMBER OF BOARDS
                       POSITION       DIRECTOR         WITH AFFILIATED ENTITIES        WITHIN THE FUND     OTHER DIRECTORSHIPS/3/
                       WITH THE    AND/OR OFFICER    OR THE PRINCIPAL UNDERWRITER    COMPLEX/2/ ON WHICH            HELD
    NAME AND AGE         FUND      OF THE FUND/1/            OF THE FUND               DIRECTOR SERVES           BY DIRECTOR
-----------------------------------------------------------------------------------------------------------------------------------
 "INTERESTED" DIRECTORS/4//,//5/
-----------------------------------------------------------------------------------------------------------------------------------
 Fred J. Brinkman      Director         1997        Senior Financial Consultant,              1            None
 Age: 73                                            Washington Management
                                                    Corporation
-----------------------------------------------------------------------------------------------------------------------------------
 James H. Lemon,       Chairman         1971        Chairman of the Board and                 3            JPMorgan Value
 Jr.                   of the                       Chief Executive Officer,                               Opportunities Fund
 Age: 66               Board                        The Johnston-Lemon Group,
                                                    Incorporated (financial
                                                    services holding company)
-----------------------------------------------------------------------------------------------------------------------------------
 Harry J. Lister       Vice             1972        President and Director,                   3            JPMorgan Value
 Age: 66               Chairman                     Washington Management                                  Opportunities Fund
                       of the                       Corporation
                       Board
-----------------------------------------------------------------------------------------------------------------------------------
 Jeffrey L. Steele     President        1999        Executive Vice President and              1            JPMorgan Value
 Age: 56               and                          Director, Washington                                   Opportunities Fund
                       Director                     Management Corporation; former
                                                    Partner, Dechert Price and
                                                    Rhoads
-----------------------------------------------------------------------------------------------------------------------------------




                   Washington Mutual Investors Fund - Page 7

                                                                                     PRINCIPAL OCCUPATION(S) DURING
                               POSITION          YEAR FIRST ELECTED                 PAST 5 YEARS AND POSITIONS HELD
                               WITH THE              AN OFFICER                         WITH AFFILIATED ENTITIES
    NAME AND AGE                 FUND              OF THE FUND/1/               OR THE PRINCIPAL UNDERWRITER OF THE FUND
-----------------------------------------------------------------------------------------------------------------------------------
 OTHER OFFICERS/5/
-----------------------------------------------------------------------------------------------------------------------------------
 Howard L.              Senior Vice President,          1983          Director, Senior Vice President, Secretary and Assistant
 Kitzmiller                 Secretary and                             Treasurer, Washington Management Corporation
 Age: 72                      Treasurer
-----------------------------------------------------------------------------------------------------------------------------------
 Ralph S. Richard           Vice President              1953          Director, Vice President and Treasurer, Washington
 Age: 83                                                              Management Corporation
-----------------------------------------------------------------------------------------------------------------------------------
 Lois A. Erhard             Vice President              1983          Vice President, Washington Management Corporation
 Age: 49
-----------------------------------------------------------------------------------------------------------------------------------
 Michael W. Stockton        Assistant Vice              1995          Vice President, Assistant Secretary and Assistant Treasurer,
 Age: 35                 President, Assistant                         Washington Management Corporation
                            Secretary and
                         Assistant Treasurer
-----------------------------------------------------------------------------------------------------------------------------------
 J. Lanier Frank            Assistant Vice              1992          Assistant Vice President, Washington Management Corporation
 Age: 41                      President
-----------------------------------------------------------------------------------------------------------------------------------
 Ashley L. Shaw/6/       Assistant Secretary            2000          Assistant Secretary, Washington Management Corporation,
 Age: 33                                                              former Attorney/Law Clerk
-----------------------------------------------------------------------------------------------------------------------------------



                   Washington Mutual Investors Fund - Page 8

1 Directors and officers of the fund serve until their resignation, removal or retirement.
2 In each instance where a Director of the fund serves on other funds affiliated with The American Funds Group, such service is as a trustee of The Tax-Exempt Fund of Maryland and The Tax-Exempt Fund of Virginia, both portfolios of The American Funds Tax-Exempt Series I.
3 This includes all directorships (other than those in the American Funds Group) that are held by each director as a director of a public company or a registered investment company.
4 "Interested persons" within the meaning of the 1940 Act on the basis of their affiliation with the fund's Business Manager, Washington Management Corporation.
5 All of the directors and officers listed are officers and/or directors/trustees of one or more other funds for which Washington Management Corporation serves as Business Manager.
6 Ashley L. Shaw is the daughter of James H. Lemon, Jr.

THE ADDRESS FOR ALL DIRECTORS AND OFFICERS OF THE FUND IS 1101 VERMONT AVENUE, N.W., WASHINGTON, D.C. 20005 , ATTENTION: FUND SECRETARY.


                   Washington Mutual Investors Fund - Page 9

FUND SHARES OWNED BY DIRECTORS AS OF DECEMBER 31, 2001

                                                     AGGREGATE DOLLAR RANGE/1/
                                                             OF SHARES
                                                        OWNED IN ALL FUNDS
                                                       IN THE AMERICAN FUNDS
                          DOLLAR RANGE/1/ OF FUND         FAMILY OVERSEEN
          NAME                  SHARES OWNED                BY DIRECTOR
-------------------------------------------------------------------------------
 "INDEPENDENT" DIRECTORS
-------------------------------------------------------------------------------
 Cyrus A. Ansary                Over $100,000              Over $100,000
-------------------------------------------------------------------------------
 Charles A. Bowsher         $ 10,001  - $50,000         $ 10,001  - $50,000
-------------------------------------------------------------------------------
 Daniel J. Callahan III         Over $100,000              Over $100,000
-------------------------------------------------------------------------------
 Edward W. Kelley, Jr.              None                       None
-------------------------------------------------------------------------------
 James C. Miller III            Over $100,000              Over $100,000
-------------------------------------------------------------------------------
 Katherine D. Ortega         $10,001 - $50,000           $10,001 - $50,000
-------------------------------------------------------------------------------
 J. Knox Singleton          $ 50,001  - $100,000        $50,001 - $100,000
-------------------------------------------------------------------------------
 T. Eugene Smith                Over $100,000              Over $100,000
-------------------------------------------------------------------------------
 Leonard P. Steuart II          Over $100,000              Over $100,000
-------------------------------------------------------------------------------
 Margita E. White               Over $100,000              Over $100,000
-------------------------------------------------------------------------------
 "INTERESTED" DIRECTORS/2/
-------------------------------------------------------------------------------
 Fred J. Brinkman               Over $100,000              Over $100,000
-------------------------------------------------------------------------------
 James H. Lemon, Jr.            Over $100,000              Over $100,000
-------------------------------------------------------------------------------
 Harry J. Lister                Over $100,000              Over $100,000
-------------------------------------------------------------------------------
 Jeffrey L. Steele              Over $100,000              Over $100,000
-------------------------------------------------------------------------------

1 Ownership disclosure is made using the following ranges:  None; $1 - $10,000;
  $10,001 - $50,000; $50,001 - $100,000 and Over $100,000. The amounts listed include any shares owned through the deferred compensation plan described below.
2 "Interested persons" within the meaning of the 1940 Act on the basis of their affiliation with the fund's Business Manager, Washington Management Corporation.

DIRECTOR COMPENSATION PAID DURING THE FISCAL YEAR ENDED APRIL 30, 2001

No compensation is paid by the fund to any officer or Director who is a director, officer or employee of the Business Manager or its affiliates. The fund pays annual fees of $46,000 per annum to Directors who are not affiliated with the Business Manager, plus $2,000 for each Board of Directors meeting attended, and $1,000 for each meeting attended as a member of a committee of the Board of Directors, $1,500 in the case of the chairman of a committee.


No pension or retirement benefits are accrued as part of fund expenses. The Directors may elect, on a voluntary basis, to defer all or a portion of their fees through a deferred compensation plan in effect for the fund. The fund also reimburses certain expenses of the Directors who are not affiliated with the Business Manager.


                   Washington Mutual Investors Fund - Page 10

                                                        TOTAL COMPENSATION (INCLUDING
                         AGGREGATE COMPENSATION     VOLUNTARILY DEFERRED COMPENSATION/1/)
                         (INCLUDING VOLUNTARILY           FROM ALL FUNDS MANAGED BY
                        DEFERRED COMPENSATION/1/)      CAPITAL RESEARCH AND MANAGEMENT
         NAME                 FROM THE FUND             COMPANY OR ITS AFFILIATES/2/
------------------------------------------------------------------------------------------
 Cyrus A. Ansary               $57,500                           $57,500
------------------------------------------------------------------------------------------
 Charles A. Bowsher            $ 8,000/3/                        $ 8,000/3/
------------------------------------------------------------------------------------------
 Daniel J. Callahan            $56,000                           $56,000
 III
------------------------------------------------------------------------------------------
 Edward W. Kelley,                None/3/                           None/3/
 Jr.
------------------------------------------------------------------------------------------
 James C. Miller               $55,500                           $56,100
------------------------------------------------------------------------------------------
 Katherine D. Ortega           $ 8,000/3/                        $ 8,000/3/
------------------------------------------------------------------------------------------
 J. Knox Singleton             $ 8,000/3//,4/                    $ 8,000/3//,4/
------------------------------------------------------------------------------------------
 T. Eugene Smith               $58,000                           $61,700
------------------------------------------------------------------------------------------
 Leonard P. Steuart            $56,500/4/                        $56,500/4/
 II
------------------------------------------------------------------------------------------
 Margita E. White              $57,500                           $58,100
------------------------------------------------------------------------------------------


1 Amounts may be deferred by eligible Directors under a non-qualified deferred compensation plan adopted by the fund in 1994. Deferred amounts accumulate at an earnings rate determined by the total return of one or more funds in The American Funds Group as designated by the Directors.
2 In each instance where a Director of the fund serves on other funds affiliated with The American Funds Group, such service is as a trustee of The Tax-Exempt Fund of Maryland and The Tax-Exempt Fund of Virginia, both portfolios of The American Funds Tax-Exempt Series I.
3 Charles A. Bowsher, Edward W. Kelley, Jr., Katherine D. Ortega and J. Knox
  Singleton were elected to the Board after April 30, 2001 and, accordingly, received no compensation as Directors for the fiscal year ended April 30, 2001. Charles A. Bowsher, Katherine D. Ortega and J. Knox Singleton received compensation from the fund for their service as members of the Advisory Board.
4 Since the deferred compensation plan's adoption, the total amount of deferred compensation accrued by the fund (plus earnings thereon) through the 2001 fiscal year for participating Directors is as follows: Leonard P. Steuart II ($264,099), Katherine D. Ortega ($34,371) and J. Knox Singleton ($28,885). Amounts deferred and accumulated earnings thereon are not funded and are general unsecured liabilities of the fund until paid to the Directors.

FUND ORGANIZATION AND THE BOARD OF DIRECTORS

The fund, an open-end, diversified management investment company, was organized as a Delaware Corporation in 1952 and reincorporated in Maryland in 1990.


All fund operations are supervised by the fund's Board of Directors, which meets periodically and performs duties required by applicable state and federal laws. Members of the board who are not affiliated with the fund's management are paid certain fees for services rendered to the fund as described above. They may elect to defer all or a portion of these fees through a deferred compensation plan in effect for the fund.


The fund has several different classes of shares, including Class A, R-1, R-2, R-3, R-4 and R-5 shares. Class R shares are generally only available to employer-sponsored retirement plans. The shares of each class represent an interest in the same investment portfolio. Each class has pro rata rights as to voting, redemption, dividends and liquidation, except that each class bears different distribution expenses and may bear different transfer agent fees and other expenses properly attributable to the particular class as approved by the Board of Directors and set forth in


                   Washington Mutual Investors Fund - Page 11 the fund's rule 18f-3 Plan. Each class' shareholders have exclusive voting rights with respect to the respective class' rule 12b-1 Plans adopted in connection with the distribution of shares and on other matters in which the interests of one class are different from interests in another class. Shares of all classes of the fund vote together on matters that affect all classes in substantially the same manner. Each class votes as a class on matters that affect that class alone.


The fund does not hold annual meetings of shareholders. However, significant matters which require shareholder approval, such as certain elections of board members or a change in a fundamental investment policy, will be presented to shareholders at a meeting called for such purpose. Shareholders have one vote per share owned. At the request of the holders of at least 10% of the shares, the fund will hold a meeting at which any member of the board could be removed by a majority vote.


COMMITTEES OF THE BOARD OF DIRECTORS

The Fund has an Audit Committee composed of five directors who are not considered "interested persons" of the Fund within the meaning of the 1940 Act ("independent directors"): Cyrus A. Ansary, Charles A. Bowsher, Daniel J. Callahan III, James C. Miller III (Chair) and T. Eugene Smith. The function of the Committee is the oversight of the Corporation's accounting and financial reporting policies. The Committee acts as a liaison between the Fund's independent auditors and the full Board of Directors.


The Fund has a Governance Committee composed of Cyrus A. Ansary (Chair) and all the other independent directors. The Committee's functions include reviewing all contracts and agreements with the Fund, as required by the 1940 Act and the rules thereunder. The Committee reports its recommendations to the full Board of Directors. In addition, the Committee periodically reviews such issues as the Board's composition, responsibilities, committees and compensation and other relevant issues, and recommends any appropriate changes to the full Board of Directors. The Committee also evaluates, selects and nominates candidates for independent directors to the full Board of Directors. While the Committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the Board. Such suggestions must be sent in writing to the Governance Committee of the Fund, c/o the Fund's Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the Committee.


The Fund has a Proxy Committee composed of Fred J. Brinkman ("Interested Director"), T. Eugene Smith and Margita E. White (Chair). The Committee's functions include establishing and reviewing procedures and policies for voting of proxies of companies held in the Fund's portfolio.


There were six Board of Directors, one Audit Committee, one Proxy Committee and three Governance Committee meetings during the fiscal year ended April 30, 2001. All directors attended more than 80% of all Board meetings and meetings of the Committees of which they were members.


                   Washington Mutual Investors Fund - Page 12

                               DIRECTORS EMERITUS

The Board of Directors has named certain retired Directors of the Fund to the position of Director Emeritus. In addition to attending meetings with the Board of Directors, Director Emeritus members, while not directly participating in Board matters, may be consulted from time to time by the Board, primarily with respect to their prior Board experience. Directors Emeritus, however, possess no authority or responsibility with respect to the Fund's investments or management. The chart below sets out additional information about the Directors Emeritus members.

                          YEARS OF SERVICE                             AGGREGATE COMPENSATION
     NAME AND AGE         WITH THE FUND/1/    PRINCIPAL AFFILIATION       FROM THE FUND/2/
----------------------------------------------------------------------------------------------
 Stephen Hartwell                33            Chairman, Washington            none/3/
 Chairman Emeritus                             Management
 Age: 87                                       Corporation
----------------------------------------------------------------------------------------------
 Charles T. Akre                 42            Of Counsel, Miller &           $20,500
 Age: 92                                       Chevalier, Chartered
----------------------------------------------------------------------------------------------
 Nathan A. Baily                 42            Retired Management,            $20,000
 Age: 81                                       Marketing and
                                               Education Consultant
----------------------------------------------------------------------------------------------
 John A. Beck                    18            Of Counsel, Reed                none/3/
 Age: 76                                       Smith Hazel Thomas
----------------------------------------------------------------------------------------------
 Stephen G. Yeonas               17            Chairman and Chief             $21,000
 Age: 77                                       Executive Officer,
                                               The Stephen G.
                                               Yeonas Company
----------------------------------------------------------------------------------------------

1 This includes years of service as an officer, Director and Director Emeritus. 2 The Fund pays annual fees of $23,000 per annum to Directors Emeritus not affiliated with the Business Manager, plus $500 for each Board Meeting attended.
3 John A. Beck and Stephen Hartwell are affiliated with the Fund's Business
  Manager and, accordingly, receive no remuneration from the Fund.


                   Washington Mutual Investors Fund - Page 13

                             ADVISORY BOARD MEMBERS

The Board of Directors has established an Advisory Board whose members are, in the judgment of the Directors, highly knowledgeable about business, political or economic matters. In addition to holding meetings with the Board of Directors, members of the Advisory Board, while not participating in specific investment decisions, consult from time to time with the Investment Adviser, primarily with respect to industry diversification and the number of issues to be held by the fund. Members of the Advisory Board, however, possess no authority or responsibility with respect to the fund^s investments or management. The chart below sets out additional information about the Advisory Board Members.




                          YEAR FIRST                                                NUMBER OF BOARDS
                          ELECTED AN                                                WITHIN THE FUND
                     ADVISORY BOARD MEMBER      PRINCIPAL OCCUPATION(S) DURING      COMPLEX ON WHICH    OTHER DIRECTORSHIPS HELD
   NAME AND AGE         OF THE FUND/1/                   PAST 5 YEARS                MEMBER SERVES              BY MEMBER
-----------------------------------------------------------------------------------------------------------------------------------
 Mary K. Bush                1995            President, Bush & Company                     1           Brady Corporation;  Mortgage
 Age: 54                                     (international financial advisory                         Guaranty Insurance
                                             services)                                                 Corporation; Pioneer Funds;
                                                                                                       R.J. Reynolds
-----------------------------------------------------------------------------------------------------------------------------------
 Louise M.                   2001            Senior Counsel, Shaw Pittman                  1           Crestline Capital
 Cromwell                                                                                              Corporation
 Age: 57
-----------------------------------------------------------------------------------------------------------------------------------
 C. Richard Pogue            2001            Retired Executive Vice President,             1           FAM Equity - Income Fund;
 Age: 65                                     Investment Company Institute                              FAM Value Fund
-----------------------------------------------------------------------------------------------------------------------------------
 Linda D. Rabbitt            2001            President, Rand Construction                  1           None
 Age: 53                                     Corporation
-----------------------------------------------------------------------------------------------------------------------------------
 William J. Shaw             2001            President and Chief Operating                 1           Marriott International
 Age: 56                                     Officer, Marriott International
-----------------------------------------------------------------------------------------------------------------------------------


1 Advisory Board Members of the fund serve until their resignation, removal or retirement.

THE ADDRESS FOR ALL ADVISORY BOARD MEMBERS IS THE OFFICE OF THE FUND, 1101 VERMONT AVENUE, N.W., WASHINGTON, D.C. 20005, ATTENTION: FUND SECRETARY.


                   Washington Mutual Investors Fund - Page 14

ADVISORY BOARD MEMBER COMPENSATION PAID DURING THE FISCAL YEAR ENDED APRIL 30, 2001

The fund pays fees of $6,000 per annum to Advisory Board members who are not affiliated with the Business Manager, plus $2,000 for each meeting attended in conjunction with meetings with the Board of Directors.


No pension or retirement benefits are accrued as part of fund expenses. The Advisory Board Members may elect, on a voluntary basis, to defer all or a portion of their fees through a deferred compensation plan in effect for the fund. The fund also reimburses certain expenses of the Advisory Board Members who are not affiliated with the fund.



                                                        TOTAL COMPENSATION (INCLUDING
                         AGGREGATE COMPENSATION     VOLUNTARILY DEFERRED COMPENSATION/1/)
                         (INCLUDING VOLUNTARILY           FROM ALL FUNDS MANAGED BY
                        DEFERRED COMPENSATION/1/)      CAPITAL RESEARCH AND MANAGEMENT
         NAME                 FROM THE FUND             COMPANY OR ITS AFFILIATES/2/
------------------------------------------------------------------------------------------
 Mary K. Bush                    $8,000                            $8,000
------------------------------------------------------------------------------------------
 Louise M. Cromwell              $2,000                            $2,000
------------------------------------------------------------------------------------------
 C. Richard Pogue                $2,000                            $2,000
------------------------------------------------------------------------------------------
 Linda D. Rabbitt                $2,000                            $2,000
------------------------------------------------------------------------------------------
 William J. Shaw                 $2,000                            $2,000
------------------------------------------------------------------------------------------


1 Amounts may be deferred by eligible Advisory Board members under a non-qualified deferred compensation plan adopted by the fund in 1994. Deferred amounts accumulate at an earnings rate determined by the total return of one or more funds in The American Funds Group as designated by the Advisory Board member.
2 Since the deferred compensation plan's adoption, the total amount of deferred compensation accrued by the fund (plus earnings thereon) as of the fiscal year ended April 30, 2001 for participating Advisory Board members is as follows:
  Louise M. Cromwell ($2,016). Amounts deferred and accumulated earnings thereon are not funded and are general unsecured liabilities of the fund until paid to the Advisory Board member.

As of April 15, 2002, the officers and Directors of the fund and their families, as a group, owned beneficially or of record less than 1% of the outstanding shares of the fund.


                   Washington Mutual Investors Fund - Page 15

                                   MANAGEMENT

BUSINESS MANAGER - Since its inception, the fund has operated under a Business Management Agreement with Washington Management Corporation or its predecessors. The Business Manager maintains its principal business address at 1101 Vermont Avenue, N.W., Washington, D.C. 20005.


The primary function of the Business Manager is to oversee the various services and operations of the fund. The Business Manager provides services necessary to carry on the fund's general administrative and corporate affairs. These services include all executive personnel, clerical staff, office space and equipment, certain accounting and record keeping facilities, arrangements for and supervision of shareholder services and federal and state regulatory compliance. The Business Manager provides similar services to other mutual funds.


The fund pays all expenses not specifically assumed by the Business Manager, including but not limited to, custodian, transfer and dividend disbursing agency fees and expenses; costs of the designing, printing and mailing of reports, prospectuses, proxy statements and notices to its shareholders; expenses of shareholders' meetings; taxes; insurance; expenses of the issuance, sale (including stock certificates, registration and qualification expenses), or repurchase of shares of the fund; legal and auditing expenses; expenses pursuant to the fund's Plans of Distribution; fees and expense reimbursements paid to Directors and Advisory Board members; association dues; and costs of stationery and forms prepared exclusively for the fund.


The Business Manager has agreed to pay to the fund annually, immediately after the fiscal year end, the amount by which the total expenses of the fund for any particular fiscal year exceed an amount equal to 1% of the average net assets of the fund for the year. No such reimbursement was necessary in fiscal 2001. The expense limitation described above shall apply only to Class A shares issued by the fund and shall not apply to any other class(es) of shares the fund may issue. Any new class(es) of shares issued by the fund will not be subject to an expense limitation. However, notwithstanding the foregoing, to the extent the Business Manager is required to reduce its management fee due to the expenses of the Class A shares exceeding the stated limit, the reduction in the management fee will reduce the fund's management fee expense similarly for all other classes of shares of the fund. The Business Manager receives a monthly fee, accrued daily, at the annual rate of 0.175% of the first $3 billion of the fund's net assets, 0.15% of net assets in excess of $3 billion but not exceeding $5 billion, 0.135% of net assets in excess of $5 billion but not exceeding $8 billion, 0.12% of net assets in excess of $8 billion but not exceeding $12 billion, 0.095% of net assets in excess of $12 billion but not exceeding $21 billion, 0.075% of net assets in excess of $21 billion but not exceeding $34 billion, 0.06% of net assets in excess of $34 billion but not exceeding $44 billion, 0.05% of net assets in excess of $44 billion but not exceeding $55 billion, and 0.04% of net assets in excess of $55 billion. During the fiscal years ended April 30, 2001, 2000 and 1999, the Business Manager's fees amounted to $42,756,000, $47,107,000 and $44,286,000, respectively.


The current Business Management Agreement, unless sooner terminated, will continue in effect until August 31, 2002 and may be renewed from year to year thereafter, provided that any such renewal has been specifically approved at least annually by (i) the Board of Directors, or by the vote of a majority (as defined in the 1940 Act) of the outstanding voting securities of the fund, and
(ii) the vote of a majority of directors who are not parties to the Agreement or interested persons (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose


                   Washington Mutual Investors Fund - Page 16 of voting on such approval. The Agreement provides that the Business Manager has no liability to the fund for its acts or omissions in the performance of its obligations to the fund not involving willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations under the Agreement. The Agreement also provides that either party has the right to terminate it, without penalty, upon sixty (60) days' written notice to the other party and that the Agreement automatically terminates in the event of its assignment (as defined in the 1940 Act).


The Business Manager has established a charitable foundation, The Washington Management Corporation Foundation, which makes contributions to charities organized under Section 501 (c)(3) or 509(a)(2) of the Internal Revenue Code. Directors, Directors Emeriti, Advisory Board members and officers of the fund, as well as all employees of the Business Manager and its affiliates, may participate in a gift matching program sponsored by the Foundation.


INVESTMENT ADVISER - The Investment Adviser, Capital Research and Management Company, founded in 1931, maintains research facilities in the U.S. and abroad (Los Angeles, San Francisco, New York, Washington, D.C., London, Geneva, Hong Kong, Singapore and Tokyo) with a staff of professionals, many of whom have significant investment experience. The Investment Adviser is located at 333 South Hope Street, Los Angeles, CA 90071, and at 135 South State College Boulevard, Brea, CA 92821. The Investment Adviser's research professionals travel several million miles a year, making more than 5,000 research visits in more than 50 countries around the world. The Investment Adviser believes that it is able to attract and retain quality personnel. The Investment Adviser is a wholly owned subsidiary of The Capital Group Companies, Inc.


The Investment Adviser is responsible for managing more than $350 billion of stocks, bonds and money market instruments and serves over 11 million shareholder accounts of all types throughout the world. These investors include privately owned businesses and large corporations as well as schools, colleges, foundations and other non-profit and tax-exempt organizations.


INVESTMENT ADVISORY AGREEMENT - The Investment Advisory Agreement (the "Agreement") between the fund and the Investment Adviser will continue in effect until August 31, 2002, unless sooner terminated, and may be renewed from year to year thereafter, provided that any such renewal has been specifically approved at least annually by (i) the Board of Directors, or by the vote of a majority (as defined in the 1940 Act) of the outstanding voting securities of the fund, and (ii) the vote of a majority of Directors who are not parties to the Agreement or interested persons (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such approval. The Agreement provides that the Investment Adviser has no liability to the fund for its acts or omissions in the performance of its obligations to the fund not involving willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations under the Agreement. The Agreement also provides that either party has the right to terminate it, without penalty, upon 60 days' written notice to the other party, and that the Agreement automatically terminates in the event of its assignment (as defined in the 1940 Act).


In determining whether to renew the Agreement each year, the Governance Committee of the Board of Directors evaluates information from several sources, including information provided by the Investment Adviser in accordance with
Section 15(c) of the 1940 Act, and presents its recommendations to the full Board of Directors. At its most recent meetings, the Committee considered a number of factors in recommending renewal of the existing Agreement, including the quality of services provided to the fund, fees and expenses borne by the fund, and financial results of the Investment Adviser. The Board determined that continuation of the Agreement was


                   Washington Mutual Investors Fund - Page 17 appropriate in light of the quality of the Adviser's performance past and present, the strength of its organization (including its personnel, financial resources, commitment to quality service, research and operating history) and the reasonableness of the advisory fee. The Directors also took into account other considerations, such as the brokerage policies of the Adviser, including any benefit derived by the Adviser in, for example, the form of research, and the nature and quality of non-investment management services provided by the Investment Adviser and its affiliates.


The Investment Adviser manages the investment portfolio of the fund subject to the policies established by the Board of Directors and places orders for the fund's portfolio securities transactions. As compensation for its services, the Investment Adviser receives a monthly fee, accrued daily, at the annual rate of 0.225% of the first $3 billion of the fund's net assets, 0.21% of net assets in excess of $3 billion but not exceeding $8 billion, 0.20% of net assets in excess of $8 billion but not exceeding $21 billion, 0.195% of net assets in excess of $21 billion but not exceeding $34 billion, 0.19% of net assets in excess of $34 billion but not exceeding $55 billion and 0.185% of net assets in excess of $55 billion. During the fiscal years ended April 30, 2001, 2000 and 1999, the Investment Adviser's fees amounted to $92,578,000, $105,889,000 and $96,791,000, respectively.


ADMINISTRATIVE SERVICES AGREEMENT - The Administrative Services Agreement (the "Administrative Agreement") between the fund and the Investment Adviser relating to the fund's R share classes will continue in effect until August 31, 2002, unless sooner terminated, and may be renewed from year to year thereafter, provided that any such renewal has been specifically approved at least annually by the vote of a majority of Directors who are not parties to the Administrative Agreement or interested persons (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such approval. The Administrative Agreement provides that the fund may terminate the agreement at any time by vote of a majority of Directors who are not interested persons of the fund. The Investment Adviser has the right to terminate the Administrative Agreement upon 60 days' written notice to the fund. The Administrative Agreement automatically terminates in the event of its assignment (as defined in the 1940
Act).


Under the Administrative Agreement, the Investment Adviser provides certain transfer agent and administrative services for shareholders of the fund's R share classes. The Investment Adviser contracts with third parties, including American Funds Service Company, the fund's Transfer Agent, to provide these services. Services include, but are not limited to, shareholder account maintenance, transaction processing, tax information reporting, and shareholder and fund communications. In addition, the Investment Adviser monitors, coordinates and oversees the activities performed by third parties providing such services.


As compensation for its services, the Investment Adviser receives transfer agent fees for transfer agent services provided to the fund's applicable share classes. Transfer agent fees are paid monthly according to a fee schedule contained in a Shareholder Services Agreement between the fund and American Funds Service Company. The Investment Adviser also receives an administrative services fee for administrative services provided to the fund's applicable share classes. Administrative services fees are paid monthly, accrued daily and calculated at the annual rate of 0.15% of the average daily net assets for each R share class except Class R-5 shares. For Class R-5 shares, the administrative fee is paid monthly, accrued daily and calculated at the annual rate of 0.10% of the average daily net assets of Class R-5 shares.


                   Washington Mutual Investors Fund - Page 18

PRINCIPAL UNDERWRITER AND PLANS OF DISTRIBUTION - American Funds Distributors, Inc. (the "Principal Underwriter") is the principal underwriter of the fund's shares. The Principal Underwriter is located at 333 South Hope Street, Los Angeles, CA 90071; 135 South State College Boulevard, Brea, CA 92821; 3500 Wiseman Boulevard, San Antonio, TX 78251; 8332 Woodfield Crossing Boulevard, Indianapolis, IN 46240; and 5300 Robin Hood Road, Norfolk, VA 23513.


The Principal Underwriter receives revenues from sales of the fund's shares. For Class A shares, the Principal Underwriter receives commission revenue consisting of that portion of the Class A sales charge remaining after the allowances by the Principal Underwriter to investment dealers. For Class R-1, R-2, R-3 and R-4 shares, the fund pays the Principal Underwriter for advancing the immediate service fees paid to qualified dealers and advisers who sell the shares.


Commissions, revenue or service fees retained by the Principal Underwriter after allowances or compensation to dealers were:

                                                                COMMISSIONS,        ALLOWANCE OR

                                              FISCAL YEAR          REVENUE          COMPENSATION
--------------------------------------------------------------
                                                              OR FEES RETAINED       TO DEALERS
                                                              --------------------------------------
                 CLASS A                         2001            $12,400,000        $ 58,817,000
                                                 2000             26,981,000         133,675,000
                                                 1999             42,516,000         218,501,000
----------------------------------------------------------------------------------------------------


The fund has adopted Plans of Distribution (the "Plans"), pursuant to rule 12b-1 under the 1940 Act. The Principal Underwriter receives amounts payable pursuant to the Plans (see below). As required by rule 12b-1 and the 1940 Act, the Plans (together with the Principal Underwriting Agreement) have been approved by the full Board of Directors and separately by a majority of the directors who are not "interested persons" of the fund and who have no direct or indirect financial interest in the operation of the Plans or the Principal Underwriting Agreement. Potential benefits of the Plans to the fund include: shareholder services; savings to the fund in transfer agency costs; savings to the fund in advisory fees and other expenses; benefits to the investment process from growth or stability of assets; and maintenance of a financially healthy management organization. The selection and nomination of directors who are not "interested persons" of the fund are committed to the discretion of the directors who are not "interested persons" during the existence of the Plans. The Plans may not be amended to increase materially the amount spent for distribution without shareholder approval. Plan expenses are reviewed quarterly and the Plans must be renewed annually by the Board of Directors.


Under the Plans, the fund may annually expend the following amounts to finance any activity primarily intended to result in the sale of fund shares, provided the fund's Board of Directors has approved the category of expenses for which payment is being made: (i) for Class A shares, up to 0.25% of its average daily net assets attributable to Class A shares; (ii) for Class R-1 shares, 1.00% of its average daily net assets attributable to Class R-1 shares; (iii) for Class R-2 shares, up to 1.00% of its average daily net assets attributable to Class R-2 shares; (iv) for Class R-3 shares, up to 0.75% of its average daily net assets attributable to Class R-3 shares; and (v) for Class R-4 shares, up to 0.50% of its average daily net assets attributable to Class R-4 shares.


                   Washington Mutual Investors Fund - Page 19

The fund has not adopted a Plan for Class R-5 shares; accordingly, no 12b-1 fees are paid from Class R-5 share assets.


For Class A shares, (i) up to 0.25% is reimbursed to the Principal Underwriter for paying service-related expenses, including service fees paid to qualified dealers, and (ii) up to the amount allowable under the fund's Class A 12b-1 limit is reimbursed to the Principal Underwriter for paying distribution-related expenses, including for Class A shares dealer commissions and wholesaler compensation paid on sales of shares of $1 million or more purchased without a sales charge (including purchases by employer-sponsored defined contribution-type retirement plans investing $1 million or more or with 100 or more eligible employees, and retirement plans, endowments and foundations with $50 million or more in assets) ("no load purchases"). Commissions on no load purchases of Class A shares, in excess of the Class A Plan limitations not reimbursed to the Principal Underwriter during the most recent fiscal quarter are recoverable for five quarters, provided that such commissions do not exceed the annual expense limit. After five quarters these commissions are not recoverable.


For Class R-1 shares (i) 0.25% is paid to the Principal Underwriter for paying service-related expenses, including service fees paid to qualified dealers, and
(ii) 0.75% is paid to the Principal Underwriter for distribution-related expenses, including the financing of commissions paid to qualified dealers.


For Class R-2 shares, currently (i) 0.25% is paid to the Principal Underwriter for paying service-related expenses, including service fees paid to qualified dealers, and (ii) 0.50% is paid to the Principal Underwriter for paying distribution-related expenses, including commissions paid to qualified dealers.


For Class R-3 shares, currently (i) 0.25% is paid to the Principal Underwriter for paying service-related expenses, including service fees paid to qualified dealers, and (ii) 0.25% is paid to the Principal Underwriter for paying distribution-related expenses, including commissions paid to qualified dealers.


For Class R-4 shares, currently 0.25% is paid to the Principal Underwriter for paying service-related expenses, including service fees paid to qualified dealers or advisers.


During the 2001 fiscal year, 12b-1 expenses accrued and paid, and if applicable, unpaid, were:

                               12B-1 EXPENSES            12B-1 LIABILITY

--------------------------        ACCRUED                  OUTSTANDING
                          ----------------------------------------------------
        CLASS A                 $111,799,000               $17,696,000
------------------------------------------------------------------------------



OTHER COMPENSATION TO DEALERS - The Principal Underwriter, at its expense (from a designated percentage of its income), currently provides additional compensation to dealers. Currently, these payments are limited to the top 100 dealers who have sold shares of the fund or other funds in The American Funds Group. These payments are based principally on a pro rata share of a qualifying dealer's sales. The Principal Underwriter will, on an annual basis, determine the advisability of continuing these payments.


                   Washington Mutual Investors Fund - Page 20

                            TAXES AND DISTRIBUTIONS

FUND TAXATION - The fund has elected to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code ("Code"). A regulated investment company qualifying under Subchapter M of the Code is required to distribute to its shareholders at least 90% of its investment company taxable income (including the excess of net short-term capital gain over net long-term capital losses) and generally is not subject to federal income tax to the extent that it distributes annually 100% of its investment company taxable income and net realized capital gains in the manner required under the Code. The fund intends to distribute annually all of its investment company taxable income and net realized capital gains and therefore does not expect to pay federal income tax, although in certain circumstances the fund may determine that it is in the interest of shareholders to distribute less than that amount.


To be treated as a regulated investment company under Subchapter M of the Code, the fund must also (a) derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to the business of investing in such securities or currencies, and (b) diversify its holdings so that, at the end of each fiscal quarter, (i) at least 50% of the market value of the fund's assets is represented by cash, U.S. government securities and securities of other regulated investment companies, and other securities (for purposes of this calculation, generally limited in respect of any one issuer, to an amount not greater than 5% of the market value of the fund's assets and 10% of the outstanding voting securities of such issuer) and (ii) not more than 25% of the value of its assets is invested in the securities of any one issuer (other than U.S. government securities or the securities of other regulated investment companies), or two or more issuers which the fund controls and which are determined to be engaged in the same or similar trades or businesses.


Under the Code, a nondeductible excise tax of 4% is imposed on the excess of a regulated investment company's "required distribution" for the calendar year ending within the regulated investment company's taxable year over the "distributed amount" for such calendar year. The term "required distribution" means the sum of (i) 98% of ordinary income (generally net investment income) for the calendar year, (ii) 98% of capital gain (both long-term and short-term) for the one-year period ending on October 31 (as though the one-year period ending on October 31 were the regulated investment company's taxable year), and
(iii) the sum of any untaxed, undistributed net investment income and net capital gains of the regulated investment company for prior periods. The term "distributed amount" generally means the sum of (i) amounts actually distributed by the fund from its current year's ordinary income and capital gain net income and (ii) any amount on which the fund pays income tax during the periods described above. Although the fund intends to distribute its net investment income and net capital gains so as to avoid excise tax liability, the fund may determine that it is the interest of shareholders to distribute a lesser amount.


The following information may or may not apply to you depending on whether you hold fund shares in a non-taxable account, such as a qualified retirement plan.
 Please see your tax adviser for more information.


DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS - Dividends and capital gain distributions on fund shares will be reinvested in shares of the fund of the same class. Dividends and capital gains distributed by the fund to a retirement plan currently are not taxable.


                   Washington Mutual Investors Fund - Page 21

     DIVIDENDS - The fund intends to follow the practice of distributing substantially all of its investment company taxable income, which includes any excess of net realized short-term gains over net realized long-term capital losses. Investment company taxable income generally includes dividends, interest, net short-term capital gains in excess of net long-term capital losses, and certain foreign currency gains, if any, less expenses and certain foreign currency losses.

     Under the Code, gains or losses attributable to fluctuations in exchange rates which occur between the time the fund accrues receivables or liabilities denominated in a foreign currency and the time the fund actually collects such receivables, or pays such liabilities, generally are treated as ordinary income or ordinary loss. Similarly, on disposition of debt securities denominated in a foreign currency and on disposition of certain futures contracts, forward contracts and options, gains or losses attributable to fluctuations in the value of foreign currency between the date of acquisition of the security or contract and the date of disposition are also treated as ordinary gain or loss. These gains or losses, referred to under the Code as "Section 988" gains or losses, may increase or decrease the amount of the fund's investment company taxable income to be distributed to its shareholders as ordinary income.


     If the fund invests in stock of certain passive foreign investment companies, the fund may be subject to U.S. federal income taxation on a portion of any "excess distribution" with respect to, or gain from the disposition of, such stock. The tax would be determined by allocating such distribution or gain ratably to each day of the fund's holding period for the stock. The distribution or gain so allocated to any taxable year of the fund, other than the taxable year of the excess distribution or disposition, would be taxed to the fund at the highest ordinary income rate in effect for such year, and the tax would be further increased by an interest charge to reflect the value of the tax deferral deemed to have resulted from the ownership of the foreign company's stock. Any amount of distribution or gain allocated to the taxable year of the distribution or disposition would be included in the fund's investment company taxable income and, accordingly, would not be taxable to the fund to the extent distributed by the fund as a dividend to its shareholders.


     To avoid such tax and interest, the fund intends to elect to treat these securities as sold on the last day of its fiscal year and recognize any gains for tax purposes at that time. Under this election, deductions for losses are allowable only to the extent of any prior recognized gains, and both gains and losses will be treated as ordinary income or loss. The fund will be required to distribute any resulting income, even though it has not sold the security and received cash to pay such distributions. Upon disposition of these securities, any gain recognized is treated as ordinary income and loss is treated as ordinary loss to the extent of any prior recognized gain.


     Dividends from domestic corporations are expected to comprise some portion of the fund's gross income. To the extent that such dividends constitute any of the fund's gross income, a portion of the income distributions of the fund will be eligible for the deduction for dividends received by corporations. Shareholders will be informed of the portion of dividends which so qualify. The dividends-received deduction is reduced to the extent that either the fund shares, or the underlying shares of stock held by the fund, with respect to which dividends are received, are treated as debt-financed under federal income tax law and is eliminated if the shares are deemed to have been held by the shareholder or the fund, as the case may be, for less than 46 days during the 90-day period beginning on the


                   Washington Mutual Investors Fund - Page 22 date which is 45 days before the date on which the shares become ex-dividend. Capital gain distributions are not eligible for the dividends-received deduction.


     A portion of the difference between the issue price of zero coupon securities and their face value ("original issue discount") is considered to be income to the fund each year, even though the fund will not receive cash interest payments from these securities. This original issue discount (imputed income) will comprise a part of the investment company taxable income of the fund which must be distributed to shareholders in order to maintain the qualification of the fund as a regulated investment company and to avoid federal income taxation at the level of the fund.


     In addition, some of the bonds may be purchased by the fund at a discount that exceeds the original issue discount on such bonds, if any. This additional discount represents market discount for federal income tax purposes. The gain realized on the disposition of any bond having a market discount may be treated as taxable ordinary income to the extent it does not exceed the accrued market discount on such bond or a fund may elect to include the market discount in income in tax years to which it is attributable. Generally, accrued market discount may be figured under either the ratable accrual method or constant interest method. If the fund has paid a premium over the face amount of a bond, the fund has the option of either amortizing the premium until bond maturity and reducing the fund's basis in the bond by the amortized amount, or not amortizing and treating the premium as part of the bond's basis. In the case of any debt security having a fixed maturity date of not more than one year from its date of issue, the gain realized on disposition generally will be treated as short-term capital gain. In general, any gain realized on disposition of a security held less than one year is treated as short-term capital gain.


     Dividend and interest income received by the fund from sources outside the U.S. may be subject to withholding and other taxes imposed by such foreign jurisdictions. Tax conventions between certain countries and the U.S. may reduce or eliminate these foreign taxes, however. Most foreign countries do not impose taxes on capital gains in respect of investments by foreign investors.


     CAPITAL GAIN DISTRIBUTIONS - The fund also intends to follow the practice of distributing the entire excess of net realized long-term capital gains over net realized short-term capital losses. Net capital gains for a fiscal year are computed by taking into account any capital loss carry-forward of the fund.

     If any net long-term capital gains in excess of net short-term capital losses are retained by the fund for reinvestment, requiring federal income taxes to be paid thereon by the fund, the fund intends to elect to treat such capital gains as having been distributed to shareholders. As a result, each shareholder will report such capital gains as long-term capital gains taxable to individual shareholders at a maximum 20% capital gains rate, will be able to claim a pro rata share of federal income taxes paid by the fund on such gains as a credit against personal federal income tax liability, and will be entitled to increase the adjusted tax basis on fund shares by the difference between a pro rata share of the retained gains and such shareholder's related tax credit.


SHAREHOLDER TAXATION - In January of each year, individual shareholders of the fund will receive a statement of the federal income tax status of all distributions. Shareholders of the fund also


                   Washington Mutual Investors Fund - Page 23 may be subject to state and local taxes on distributions received from the fund. Distributions of the excess of net long-term capital gains over net short-term capital losses which the fund properly designates as "capital gain dividends" generally will be taxable to individual shareholders at a maximum 20% capital gains rate, regardless of the length of time the shares of the fund have been held by such shareholders. Any loss realized upon the redemption of shares held at the time of redemption for six months or less from the date of their purchase will be treated as a long-term capital loss to the extent of any amounts treated as distributions of long-term capital gain during such six-month period.


Distributions by the fund result in a reduction in the net asset value of the fund's shares. Should a distribution reduce the net asset value below a shareholder's cost basis, such distribution would nevertheless be taxable to the shareholder as ordinary income or capital gain as described above, even though, from an investment standpoint, it may constitute a partial return of investment capital. For this reason, investors should consider the tax implications of buying shares just prior to a distribution. The price of shares purchased at that time includes the amount of the forthcoming distribution. Those purchasing just prior to a distribution will then receive a partial return of investment capital upon the distribution, which will nevertheless be taxable to them.


Redemptions of shares, including exchanges for shares of another American Fund, may result in federal, state and local tax consequences (gain or loss) to the shareholder. However, conversion from one class to another class in the same fund should not be a taxable event.


If a shareholder exchanges or otherwise disposes of shares of the fund within 90 days of having acquired such shares, and if, as a result of having acquired those shares, the shareholder subsequently pays a reduced sales charge for shares of the fund, or of a different fund, the sales charge previously incurred in acquiring the fund's shares will not be taken into account (to the extent such previous sales charges do not exceed the reduction in sales charges) for the purposes of determining the amount of gain or loss on the exchange, but will be treated as having been incurred in the acquisition of such other funds. Also, any loss realized on a redemption or exchange of shares of the fund will be disallowed to the extent substantially identical shares are reacquired within the 61-day period beginning 30 days before and ending 30 days after the shares are disposed of.


The fund will be required to report to the IRS all distributions of investment company taxable income and capital gains as well as gross proceeds from the redemption or exchange of fund shares, except in the case of certain exempt shareholders. Under the backup withholding provisions of Section 3406 of the Code, distributions of investment company taxable income and capital gains and proceeds from the redemption or exchange of a regulated investment company may be subject to withholding of federal income tax in the case of non-exempt U.S. shareholders who fail to furnish the investment company with their taxpayer identification numbers and with required certifications regarding their status under the federal income tax law. Withholding may also be required if the fund is notified by the IRS or a broker that the taxpayer identification number furnished by the shareholder is incorrect or that the shareholder has previously failed to report interest or dividend income. If the withholding provisions are applicable, any such distributions and proceeds, whether taken in cash or reinvested in additional shares, will be reduced by the amounts required to be withheld.


The foregoing discussion of U.S. federal income tax law relates solely to the application of that law to U.S. persons, i.e., U.S. citizens and residents and U.S. corporations, partnerships, trusts


                   Washington Mutual Investors Fund - Page 24 and estates. Each shareholder who is not a U.S. person should consider the U.S. and foreign tax consequences of ownership of shares of the fund, including the possibility that such a shareholder may be subject to a U.S. withholding tax at a rate of 30% (or a lower rate under an applicable income tax treaty) on dividend income received by the shareholder.


Shareholders should consult their tax advisers about the application of federal, state and local tax law in light of their particular situation.


                     PURCHASE, EXCHANGE AND SALE OF SHARES

PURCHASES - Class A shares are generally not available for retirement plans using the PlanPremier or Recordkeeper Direct recordkeeping programs.


Class R shares are generally only available to 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans, defined benefit plans, and non-qualified deferred compensation plans. Class R shares are also generally only available to retirement plans where plan level or omnibus accounts (i.e., no participant accounts) are held on the books of a fund. In addition, Class R-5 shares are generally only available to retirement plans with at least $1 million or more in plan assets. This minimum does not apply to clients of the Personal Investment Management division of Capital Guardian Trust Company. Class R shares are not available to retail non-retirement accounts, traditional and Roth IRAs, Coverdell Education Savings Accounts, SEPs, SAR-SEPs, SIMPLE IRAs, individual 403(b) plans, and CollegeAmerica accounts.


Eligible retirement plans may generally open an account and purchase Class A and R shares by contacting any investment dealer (who may impose transaction charges in addition to those described in the fund's prospectus and statement of additional information) authorized to sell the fund's shares. Additional shares may be purchased through a plan's administrator or recordkeeper.


THE FUND AND THE PRINCIPAL UNDERWRITER RESERVE THE RIGHT TO REJECT ANY PURCHASE
 ORDER.

EXCHANGES - Shares of the fund generally may be exchanged into shares of the same class of other funds in The American Funds Group. Exchange purchases are subject to the minimum investment requirements of the fund purchased and no sales charge generally applies. However, exchanges of Class A shares from the money market funds purchased without a sales charge generally will be subject to the appropriate sales charge, unless the money market fund shares were acquired by an exchange from a fund having a sales charge.


Shares may be exchanged into other American Funds by contacting your plan administrator or recordkeeper. Shares held in corporate-type retirement plans for which Capital Bank and Trust Company serves as trustee may not be exchanged by telephone, Internet, fax or telegraph. Exchange redemptions and purchases are processed simultaneously at the share prices next determined after the exchange order is received. EXCHANGE TRANSACTIONS HAVE THE SAME TAX CONSEQUENCES AS ORDINARY SALES AND PURCHASES.


SALES - Shares of the fund may be sold by contacting your plan administrator or recordkeeper. Shares are sold at the net asset value next determined after the request is received in good order by the Transfer Agent, dealer or any of their designees.


                   Washington Mutual Investors Fund - Page 25

Redemption proceeds will not be mailed until sufficient time has passed to provide reasonable assurance that checks or drafts (including certified or cashier's checks) for shares purchased have cleared (which may take up to 15 calendar days from the purchase date). Except for delays relating to clearance of checks for share purchases or in extraordinary circumstances (and as permissible under the 1940 Act), sale proceeds will be paid on or before the seventh day following receipt and acceptance of an order. Interest will not accrue or be paid on amounts that represent uncashed distribution or redemption checks.


Proceeds from a redemption or a dividend or capital gain distribution may be reinvested without a sales charge in any fund in The American Funds Group within 90 days after the date of the redemption or distribution. Proceeds will be reinvested in the same share class from which the original redemption or distribution was made. Redemption proceeds of Class A shares representing direct purchases in the money market funds that are reinvested in non-money market funds will be subject to a sales charge. Proceeds will be reinvested at the next calculated net asset value after the request is received and accepted by the Transfer Agent.


FUND NUMBERS - Here are the fund numbers for use when making share transactions:

                                                                                              FUND NUMBERS
                                                                                ------------------------------------------
                                                                                CLASS  CLASS  CLASS  CLASS  CLASS   CLASS
FUND                                                                              A     R-1    R-2    R-3    R-4     R-5
--------------------------------------------------------------------------------------------------------------------------
STOCK AND STOCK/BOND FUNDS
AMCAP Fund/(R)/ . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    002   2102   2202   2302   2402    2502
American Balanced Fund/(R)/ . . . . . . . . . . . . . . . . . . . . . . . . .    011   2111   2211   2311   2411    2511
American Mutual Fund/(R)/ . . . . . . . . . . . . . . . . . . . . . . . . . .    003   2103   2203   2303   2403    2503
Capital Income Builder/(R)/ . . . . . . . . . . . . . . . . . . . . . . . . .    012   2112   2212   2312   2412    2512
Capital World Growth and Income Fund/SM/  . . . . . . . . . . . . . . . . . .    033   2133   2233   2333   2433    2533
EuroPacific Growth Fund/(R)/  . . . . . . . . . . . . . . . . . . . . . . . .    016   2116   2216   2316   2416    2516
Fundamental Investors/SM/ . . . . . . . . . . . . . . . . . . . . . . . . . .    010   2110   2210   2310   2410    2510
The Growth Fund of America/(R)/ . . . . . . . . . . . . . . . . . . . . . . .    005   2105   2205   2305   2405    2505
The Income Fund of America/(R)/ . . . . . . . . . . . . . . . . . . . . . . .    006   2106   2206   2306   2406    2506
The Investment Company of America/(R)/  . . . . . . . . . . . . . . . . . . .    004   2104   2204   2304   2404    2504
The New Economy Fund/(R)/ . . . . . . . . . . . . . . . . . . . . . . . . . .    014   2114   2214   2314   2414    2514
New Perspective Fund/(R)/ . . . . . . . . . . . . . . . . . . . . . . . . . .    007   2107   2207   2307   2407    2507
New World Fund/SM/  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    036   2136   2236   2336   2436    2536
SMALLCAP World Fund/(R)/  . . . . . . . . . . . . . . . . . . . . . . . . . .    035   2135   2235   2335   2435    2535
Washington Mutual Investors Fund/SM/  . . . . . . . . . . . . . . . . . . . .    001   2101   2201   2301   2401    2501
BOND FUNDS
American High-Income Municipal Bond Fund/(R)/ . . . . . . . . . . . . . . . .    040    N/A    N/A    N/A    N/A    2540
American High-Income Trust/SM/  . . . . . . . . . . . . . . . . . . . . . . .    021   2121   2221   2321   2421    2521
The Bond Fund of America/SM/  . . . . . . . . . . . . . . . . . . . . . . . .    008   2108   2208   2308   2408    2508
Capital World Bond Fund/(R)/  . . . . . . . . . . . . . . . . . . . . . . . .    031   2131   2231   2331   2431    2531
Intermediate Bond Fund of America/SM/ . . . . . . . . . . . . . . . . . . . .    023   2123   2223   2323   2423    2523
Limited Term Tax-Exempt Bond Fund of America/SM/  . . . . . . . . . . . . . .    043    N/A    N/A    N/A    N/A    2543
The Tax-Exempt Bond Fund of America/(R)/  . . . . . . . . . . . . . . . . . .    019    N/A    N/A    N/A    N/A    2519
The Tax-Exempt Fund of California/(R)/* . . . . . . . . . . . . . . . . . . .    020    N/A    N/A    N/A    N/A    2520
The Tax-Exempt Fund of Maryland/(R)/* . . . . . . . . . . . . . . . . . . . .    024    N/A    N/A    N/A    N/A    2524
The Tax-Exempt Fund of Virginia/(R)/* . . . . . . . . . . . . . . . . . . . .    025    N/A    N/A    N/A    N/A    2525
U.S. Government Securities Fund/SM/ . . . . . . . . . . . . . . . . . . . . .    022   2122   2222   2322   2422    2522
MONEY MARKET FUNDS
The Cash Management Trust of America/(R)/ . . . . . . . . . . . . . . . . . .    009   2109   2209   2309   2409    2509
The Tax-Exempt Money Fund of America/SM/  . . . . . . . . . . . . . . . . . .    039    N/A    N/A    N/A    N/A    2539
The U.S. Treasury Money Fund of America/SM/ . . . . . . . . . . . . . . . . .    049   2149   2249   2349   2449    2549
___________
*Available only in certain states.



                   Washington Mutual Investors Fund - Page 26

                                 SALES CHARGES

CLASS A SALES CHARGES - The sales charges you pay when purchasing Class A shares of stock, stock/bond, and bond funds of The American Funds Group are set forth below. The money market funds of The American Funds Group are offered at net asset value. (See "Fund Numbers" above for a listing of the funds.)

                                                                                             DEALER
                                                                     SALES CHARGE AS       COMMISSION
                                                                    PERCENTAGE OF THE:    AS PERCENTAGE
                                                                    ------------------       OF THE
AMOUNT OF PURCHASE
AT THE OFFERING PRICE                                              NET AMOUNT  OFFERING     OFFERING
                                                                   -INVESTED-   PRICE         PRICE
------------------------------------------------------------------- --------    -----         -----
STOCK AND STOCK/BOND FUNDS
Less than $25,000 . . . . . . . . .                                  6.10%      5.75%         5.00%
$25,000 but less than $50,000 . . .                                  5.26       5.00          4.25
$50,000 but less than $100,000. .                                    4.71       4.50          3.75
BOND FUNDS
Less than $100,000 . . . . . . . .                                   3.90       3.75          3.00
STOCK, STOCK/BOND, AND BOND FUNDS
$100,000 but less than $250,000 .                                    3.63       3.50          2.75
$250,000 but less than $500,000 .                                    2.56       2.50          2.00
$500,000 but less than $750,000 .                                    2.04       2.00          1.60
$750,000 but less than $1 million                                    1.52       1.50          1.20
$1 million or more. . . . . . . .                                    none       none          none
----------------------------------------------------------------------------


CLASS A PURCHASES NOT SUBJECT TO SALES CHARGES - Investments of $1 million or more are sold with no initial sales charge. Employer-sponsored defined contribution-type plans investing $1 million or more, or with 100 or more eligible employees, and Individual Retirement Account rollovers from retirement plans with assets invested in the American Funds (see "Individual Retirement Account (IRA) Rollovers" below) may invest with no sales charge and are not subject to a CDSC.


403(b) plans may be treated as employer-sponsored plans for sales charge purposes if: (i) the American Funds are principal investment options; (ii) the employer facilitates the enrollment


                   Washington Mutual Investors Fund - Page 27 process by, for example, allowing for onsite group enrollment meetings held during working hours; and (iii) there is only one dealer firm assigned to the plans. 403(b) plans meeting these criteria may invest with no sales charge and are not subject to a CDSC if investing $1 million or more or having 100 or more eligible employees.


Investments made through accounts that purchased Class A shares of the fund before March 15, 2001 and are part of certain qualified fee-based programs, and retirement plans, endowments or foundations with $50 million or more in assets, may also be made with no sales charge and are not subject to a CDSC. A dealer concession of up to 1% may be paid by the fund under its Class A Plan of Distribution on investments made with no initial sales charge.


In addition, Class A shares of the stock, stock/bond and bond funds may be sold at net asset value to:


(1) current or retired directors, trustees, officers and advisory board members of, and certain lawyers who provide services to, the funds managed by Capital Research and Management Company, current or retired employees of Washington Management Corporation, current or retired employees and partners of The Capital Group Companies, Inc. and its affiliated companies, certain family members and employees of the above persons, and trusts or plans primarily for such persons;

(2) current registered representatives, retired registered representatives with respect to accounts established while active, or full-time employees (and their spouses, parents, and children) of dealers who have sales agreements with the Principal Underwriter (or who clear transactions through such dealers) and plans for such persons or the dealers;

(3) companies exchanging securities with the fund through a merger, acquisition or exchange offer;

(4)  insurance company separate accounts;

(5)  accounts managed by subsidiaries of The Capital Group Companies, Inc.;

(6) The Capital Group Companies, Inc., its affiliated companies and Washington Management Corporation;

(7) an individual or entity with a substantial business relationship with The Capital Group Companies, Inc. or its affiliates, as determined by a Vice President or more senior officer of the Capital Research and Management Company Fund Administration Unit; and

(8) wholesalers and full-time employees directly supporting wholesalers involved in the distribution of insurance company separate accounts whose underlying investments are managed by any affiliate of The Capital Group Companies, Inc.

Shares are offered at net asset value to these persons and organizations due to anticipated economies in sales effort and expense.

DEALER COMMISSIONS AND COMPENSATION - For Class A shares, commissions (up to 1%) are paid to dealers who initiate and are responsible for purchases of $1 million or more, for purchases by any employer-sponsored defined contribution-type plan investing $1 million or


                   Washington Mutual Investors Fund - Page 28 more or with 100 or more eligible employees, IRA rollover accounts of $1 million or more (as described in "Individual Retirement Account (IRA) Rollovers" below), and for purchases made at net asset value by certain retirement plans, endowments and foundations with assets of $50 million or more. Commissions on investments in Class A shares are paid at the following rates: 1.00% on amounts to $4 million, 0.50% on amounts over $4 million to $10 million, and 0.25% on amounts over $10 million. Commissions are based on cumulative investments and are not annually reset. For certain tax-exempt accounts opened prior to September 1, 1969, sales charges and dealer commissions, as a percent of offering price, are respectively 3% and 2.5% (under $50,000); 2.5% and 2.0% ($50,000 but less than $100,000); 2.0% and 1.5% ($100,000 but less than
$250,000) and 1.5% and 1.25% ($250,000 but less than $1 million).


For Class R-1 shares, annual asset-based compensation of 1.00% is paid by the Principal Underwriter to dealers who sell Class R-1 shares.


For Class R-2 shares, annual asset-based compensation of 0.75% is paid by the Principal Underwriter to dealers who sell Class R-2 shares.


For Class R-3 shares, annual asset-based compensation of 0.50% is paid by the Principal Underwriter to dealers who sell Class R-3 shares.


For Class R-4 shares, annual asset-based compensation of 0.25% is paid by the Principal Underwriter to dealers who sell Class R-4 shares.


No dealer compensation is paid on sales of Class R-5 shares. The fund has not adopted a plan for Class R-5 shares; accordingly no 12b-1 fee is paid from Class R-5 assets.


                        CLASS A SALES CHARGE REDUCTIONS

REDUCING YOUR CLASS A SALES CHARGE - You must let your investment dealer or American Funds Service Company (the "Transfer Agent") know at the time you purchase shares if you qualify for a reduction in your sales charge using one or any combination of the methods described below.


     STATEMENT OF INTENTION - You may enter into a non-binding commitment to purchase shares of a fund(s) over a 13-month period and receive the same sales charge as if all shares had been purchased at once. This includes purchases made during the previous 90 days, but does not include future appreciation of your investment or reinvested distributions. The reduced sales charges and offering prices set forth in the Prospectus apply to purchases of $25,000 or more for equity funds and $100,000 or more for bond funds made within a 13-month period subject to the following statement of intention (the "Statement"). The Statement is not a binding obligation to purchase the indicated amount.

     When a shareholder elects to use a Statement in order to qualify for a reduced sales charge, shares equal to 5% of the dollar amount specified in the Statement will be held in escrow in the shareholder's account out of the initial purchase (or subsequent purchases, if necessary) by the Transfer Agent. All dividends and any capital gain distributions on shares held in escrow will be credited to the shareholder's account in shares (or paid in cash, if requested). If the intended investment is not completed within the specified 13-month period, the purchaser will remit to the Principal Underwriter the difference between the sales charge actually paid and the sales charge which would have been paid


                   Washington Mutual Investors Fund - Page 29 if the total of such purchases had been made at a single time. The dealer assigned to the account at the end of the period will receive an appropriate commission adjustment. If the difference is not paid by the close of the Statement period, the appropriate number of shares held in escrow will be redeemed to pay such difference. If the proceeds from this redemption are inadequate, the purchaser will be liable to the Principal Underwriter for the balance still outstanding.

     The Statement may be revised upward at any time during the 13-month period, and such a revision will be treated as a new Statement, except that the 13-month period during which the purchase must be made will remain unchanged. Accordingly, upon your request, the sales charge paid on investments made 90 days prior to the Statement revision will be adjusted to reflect the revised Statement.

     Existing holdings eligible for rights of accumulation (see below) may be credited toward satisfying the Statement.

     During the Statement period reinvested dividends and capital gain distributions, investments in money market funds, and investments made under a right of reinstatement will not be credited toward satisfying the Statement. The Statement will be considered completed if the shareholder dies within the 13-month Statement period. Commissions will not be adjusted or paid on the difference between the Statement amount and the amount actually invested before the shareholder's death.

     When the trustees of certain retirement plans purchase shares by payroll deduction, the sales charge for the investments made during the 13-month period will be handled as follows: the total monthly investment will be multiplied by 13 and then multiplied by 1.5. The current value of existing American Funds investments (other than money market fund investments) and any rollovers or transfers reasonably anticipated to be invested in non-money market American Funds during the 13-month period are added to the figure determined above. The sum is the Statement amount and applicable breakpoint level. On the first investment and all other investments made pursuant to the Statement, a sales charge will be assessed according to the sales charge breakpoint thus determined. There will be no retroactive adjustments in sales charges on investments made during the 13-month period.

     Shareholders purchasing shares at a reduced sales charge under a Statement indicate their acceptance of these terms with their first purchase.

     AGGREGATION - Sales charge discounts are available for certain aggregated investments. Individual purchases by a trustee(s) or other fiduciary(ies) may be aggregated if the investments are:

     .for a fiduciary account, including employee benefit plans other than individual-type employee benefit plans, such as an IRA, 403(b) plan (except as described below), or single-participant Keogh-type plan;

     .made for two or more employee benefit plans of a single employer or of affiliated employers as defined in the 1940 Act, again excluding individual-type employee benefit plans described above; or


                   Washington Mutual Investors Fund - Page 30

     .for participant accounts of a 403(b) plan that are treated as an employer-sponsored plan (see "Class A Purchases Not Subject to Sales Charges" above), or made for two or more 403(b) plans that are treated as employer-sponsored plans of a single employer or affiliated employers as defined in the 1940 Act.

     Purchases made for nominee or street name accounts (securities held in the name of an investment dealer or another nominee such as a bank trust department instead of the customer) may not be aggregated with those made for other accounts and may not be aggregated with other nominee or street name accounts unless otherwise qualified as described above.

     CONCURRENT PURCHASES - You may combine purchases of all classes of shares of two or more funds in The American Funds Group. Shares of money market funds purchased through an exchange, reinvestment or cross-reinvestment from a fund having a sales charge also qualify. However, direct purchases of the money market funds are excluded.

     RIGHTS OF ACCUMULATION - Subject to the limitations described under the aggregation policy, you may take into account the current value (or if greater, the amount you invested less any withdrawals) of your existing holdings in all share classes of The American Funds Group, as well as your holdings in Endowments (shares of which may be owned only by tax-exempt organizations), to determine your sales charge on investments in accounts eligible to be aggregated, or when making a gift to an individual or charity. When determining your sales charge, you may also take into account the value of your individual holdings, as of the end of the week prior to your investment, in various American Legacy variable annuities and variable life insurance policies. Direct purchases of the money market funds are excluded.

                 INDIVIDUAL RETIREMENT ACCOUNT (IRA) ROLLOVERS

Assets from a retirement plan (plan assets) may be invested in any class of shares of the American Funds through an IRA rollover plan. All such rollover investments will be subject to the terms and conditions for Class A, B, C and F shares contained in the fund's current prospectus and statement of additional information.


An IRA rollover involving plan assets that offered an investment option managed by any affiliate of The Capital Group Companies, Inc., including any of the American Funds, may be invested in: i) Class A shares at net asset value; ii) Class A shares subject to the applicable initial sales charge; iii) Class B shares; iv) Class C shares; or v) Class F shares. Plan assets invested in Class A shares with a sales charge, B, C or F shares are subject to the terms and conditions contained in the fund's current prospectus and statement of additional information. Advisers will be compensated according to the policies associated with each share class as described in the fund's current prospectus and statement of additional information.


Plan assets invested in Class A shares at net asset value will not be subject to a contingent deferred sales charge and will immediately begin to accrue service fees (i.e., shares do not have to age). Dealer commissions will be paid only on IRA rollovers of $1 million or more according to the schedule applicable to Class A share investments of $1 million or more (see "Dealer Commissions and Compensation" above).


                   Washington Mutual Investors Fund - Page 31

IRA rollovers that do not indicate which share class plan assets should be invested in and which do not have an adviser associated with the account will be invested in Class F shares. Additional plan assets may be rolled into the account holding F shares; however, subsequent contributions will not be allowed to be invested in F shares.

                                PRICE OF SHARES

Shares are purchased at the offering price or sold at the net asset value price next determined after the purchase or sell order is received and accepted by the fund or the Transfer Agent; the offering or net asset value price is effective for orders received prior to the time of determination of the net asset value and, in the case of orders placed with dealers or their authorized designees, accepted by the Principal Underwriter, the Transfer Agent, a dealer or any of their designees. In the case of orders sent directly to the fund or the Transfer Agent, an investment dealer MUST be indicated. The dealer is responsible for promptly transmitting purchase and sell orders to the Principal Underwriter.


Orders received by the investment dealer or authorized designee, the Transfer Agent, or the fund after the time of the determination of the net asset value will be entered at the next calculated offering price. Prices which appear in the newspaper do not always indicate prices at which you will be purchasing and redeeming shares of the fund, since such prices generally reflect the previous day's closing price whereas purchases and redemptions are made at the next calculated price. The price you pay for shares, the offering price, is based on the net asset value per share which is calculated once daily as of approximately 4:00 p.m. New York time, which is the normal close of trading on the New York Stock Exchange, each day the Exchange is open. If, for example, the Exchange closes at 1:00 p.m., the fund's share price would still be determined as of 4:00 p.m. New York time. The New York Stock Exchange is currently closed on weekends and on the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas Day.


All portfolio securities of funds advised by Capital Research and Management Company (other than money market funds) are valued, and the net asset value per share is determined as follows:


1. Equity securities, including depositary receipts, are valued at the last reported sale price on the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. In cases where equity securities are traded on more than one exchange, the securities are valued on the exchange or market determined by the Investment Adviser to be the broadest and most representative market, which may be either a securities exchange or the over-the-counter market. Fixed-income securities are valued at prices obtained from a pricing service, when such prices are available; however, in circumstances where the Investment Adviser deems it appropriate to do so, such securities will be valued at the mean quoted bid and asked prices or at prices for securities of comparable maturity, quality and type.

Short-term securities maturing within 60 days are valued at amortized cost which approximates market value.


Assets or liabilities initially expressed in terms of non-U.S. currencies are translated prior to the next determination of the net asset value of the fund's shares into U.S. dollars at the prevailing market rates.


                   Washington Mutual Investors Fund - Page 32

Securities and assets for which representative market quotations are not readily available are valued at fair value as determined in good faith under procedures adopted by authority of the fund's Board. The fair value of all other assets is added to the value of securities to arrive at the total assets;


2. Liabilities, including accruals of taxes and other expense items, are deducted from total assets; and

3. Net assets so obtained are then divided by the total number of shares outstanding, and the result, rounded to the nearer cent, is the net asset value per share.

Any purchase order may be rejected by the Principal Underwriter or by the fund. The Principal Underwriter will not knowingly sell shares of the fund directly or indirectly to any person or entity, where, after the sale, such person or entity would own beneficially directly or indirectly more than 3% of the outstanding shares of the fund without the consent of a majority of the fund's Board of Directors.


                  SHAREHOLDER ACCOUNT SERVICES AND PRIVILEGES

ACCOUNT STATEMENTS - Your account is opened in accordance with your registration instructions. Transactions in the account, such as additional investments, will be reflected on regular confirmation statements from the Transfer Agent. Dividend and capital gain reinvestments, and purchases through certain retirement plans, will be confirmed at least quarterly.


REDEMPTION OF SHARES - The fund's Articles of Incorporation permit the fund to direct the Transfer Agent to redeem the shares of any shareholder for their then current net asset value per share if at such time the shareholder of record owns shares having an aggregate net asset value of less than the minimum initial investment amount required of new shareholders as set forth in the fund's current registration statement under the 1940 Act, and subject to such further terms and conditions as the Board of Directors of the fund may from time to time adopt.


While payment of redemptions normally will be in cash, the fund's Articles of Incorporation permits payment of the redemption price wholly or partly in securities or other property included in the assets belonging to the fund when in the opinion of the fund's Board of Directors, which shall be conclusive, conditions exist which make payment wholly in cash unwise or undesirable.


SHARE CERTIFICATES - Shares are credited to your account and certificates are not issued unless you request them by writing to the Transfer Agent. Certificates are not available for the R share classes.


                      EXECUTION OF PORTFOLIO TRANSACTIONS

The Investment Adviser places orders for the fund's portfolio securities transactions. The Investment Adviser strives to obtain the best available prices in its portfolio transactions taking into account the costs and quality of executions. When, in the opinion of the Investment Adviser, two or more brokers (either directly or through their correspondent clearing agents) are in a position to obtain the best price and execution, preference may be given to brokers who have sold shares of the fund or who have provided investment research, statistical, or other related services to the Investment Adviser. The fund does not consider that it has an obligation to obtain


                   Washington Mutual Investors Fund - Page 33 the lowest available commission rate to the exclusion of price, service and qualitative considerations.


There are occasions on which portfolio transactions for the fund may be executed as part of concurrent authorizations to purchase or sell the same security for other funds served by the Investment Adviser, or for trusts or other accounts served by affiliated companies of the Investment Adviser. Although such concurrent authorizations potentially could be either advantageous or disadvantageous to the fund, they are effected only when the Investment Adviser believes that to do so is in the interest of the fund. When such concurrent authorizations occur, the objective is to allocate the executions in an equitable manner. The fund will not pay a mark-up for research in principal transactions.


Brokerage commissions paid on portfolio transactions for the fiscal years ended 2001, 2000 and 1999, amounted to $30,517,000, $31,948,000 and $28,860,000, respectively.


The fund is required to disclose information regarding investments in the securities of broker-dealers (or parent companies of broker-dealers that derive more than 15% of their revenue from broker-dealer activities) which have certain relationships with the fund. During the last fiscal year, J.P. Morgan Chase & Co. and Bank of America Securities LLC were among the top 10 dealers that received the largest amount of brokerage commissions and that acted as principals in portfolio transactions. The fund held equity securities of J.P. Morgan Chase & Co. in the amount of $578,159,000 and equity securities of Bank of America Securities LLC in the amount of $1,782,603,000 as of the close of its most recent fiscal year.


During fiscal years 2001, 2000 and 1999 Johnston, Lemon & Co. Incorporated received no commissions for executing portfolio transactions for the fund. Johnston, Lemon & Co. Incorporated will not participate in commissions paid by the fund to other brokers or dealers and will not receive any reciprocal business, directly or indirectly, as a result of such commissions.


                              GENERAL INFORMATION

CUSTODIAN OF ASSETS - Securities and cash owned by the fund, including proceeds from the sale of shares of the fund and of securities in the fund's portfolio, are held by JPMorgan Chase Bank, 270 Park Avenue, New York, NY 10017-2070, as Custodian. If the fund holds non-U.S. securities, the Custodian may hold these securities pursuant to sub-custodial arrangements in non-U.S. banks or non-U.S. branches of U.S. banks.


TRANSFER AGENT - American Funds Service Company, a wholly owned subsidiary of the Investment Adviser, maintains the records of each shareholder's account, processes purchases and redemptions of the fund's shares, acts as dividend and capital gain distribution disbursing agent, and performs other related shareholder service functions. American Funds Service Company was paid a fee of $43,982,000 for Class A shares for the 2001 fiscal year.


INDEPENDENT ACCOUNTANTS - PricewaterhouseCoopers LLP, 350 South Grand Avenue, Los Angeles, CA 90071, serves as the fund's independent accountants providing audit services, preparation of tax returns and review of certain documents to be filed with the Securities and Exchange Commission. The financial statements included in this Statement of Additional Information from the Annual Report have been so included in reliance on the report of PricewaterhouseCoopers LLP, independent accountants, given on the authority of said firm as


                   Washington Mutual Investors Fund - Page 34 experts in accounting and auditing. The selection of the fund's independent accountants is reviewed and determined annually by the Board of Directors.


PROSPECTUSES, REPORTS TO SHAREHOLDERS AND PROXY STATEMENTS - The fund's fiscal year ends on April 30. Shareholders are provided updated prospectuses annually and at least semiannually with reports showing the investment portfolio, financial statements and other information. The fund's annual financial statements are audited by the fund's independent accountants, PricewaterhouseCoopers LLP. In addition, shareholders may also receive proxy statements for the fund. In an effort to reduce the volume of mail shareholders receive from the fund when a household owns more than one account, the Transfer Agent has taken steps to eliminate duplicate mailings of prospectuses, shareholder reports and proxy statements. To receive additional copies of a prospectus, report or proxy statement, shareholders should contact the Transfer Agent.


PERSONAL INVESTING POLICY - The fund, Washington Management Corporation, Capital Research and Management Company and its affiliated companies, including the fund's principal underwriter, have adopted codes of ethics which allow for personal investments, including securities in which the fund may invest from time to time. This policy includes: a ban on acquisitions of securities pursuant to an initial public offering; restrictions on acquisitions of private placement securities; pre-clearance and reporting requirements; review of duplicate confirmation statements; annual recertification of compliance with codes of ethics; blackout periods on personal investing for certain investment personnel; ban on short-term trading profits for investment personnel; limitations on service as a director of publicly traded companies; and disclosure of personal securities transactions.


OTHER INFORMATION - (i) The unaudited financial statements including the investment portfolio for the six months ended October 31, 2001, and (ii) the financial statements including the investment portfolio and the report of Independent Accountants contained in the Annual Report for the fiscal year ended April 30, 2001 are included in this Statement of Additional Information. The following information is not included:


             DETERMINATION OF NET ASSET VALUE, REDEMPTION PRICE AND
    MAXIMUM OFFERING PRICE PER SHARE FOR CLASS A SHARES -- OCTOBER 31, 2001

Net asset value and redemption price per share
  (Net assets divided by shares outstanding) . . . . . . . . .      $27.05
Maximum offering price per share
  (100/94.25 of net asset value per share,
  which takes into account the fund's current maximum
  sales charge). . . . . . . . . . . . . . . . . . . . . . . .      $28.70



                   Washington Mutual Investors Fund - Page 35

            CLASS A SHARE INVESTMENT RESULTS AND RELATED STATISTICS

The fund's yield was 1.67% based on a 30-day (or one month) period ended October 31, 2001, computed by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period, according to the following formula as required by the Securities and Exchange Commission:


     YIELD = 2[((a-b)/cd + 1)/6/ -1]

     Where:      a  = dividends and interest earned during the period.

             b   =
                    expenses accrued for the period (net of reimbursements).

             c   =
                    the average daily number of shares outstanding during the period that were entitled to receive dividends.

             d   =
                    the maximum offering price per share on the last day of the period.

The fund may also calculate a distribution rate on a taxable and tax equivalent basis. The distribution rate is computed by dividing the dividends paid by the fund over the last 12 months by the sum of the month-end net asset value or maximum offering price and the capital gains paid over the last 12 months. The distribution rate may differ from the yield.


The fund's one-year total return and five- and ten-year average annual total returns at the maximum offering price for the periods ended October 31, 2001 were -7.89%, 10.33% and 13.12%, respectively. The fund's one-year total return and five- and ten-year average annual total returns at net asset value for the periods ended October 31, 2001 were -2.29%, 11.64% and 13.80%, respectively.


The average total return ("T") is computed by equating the value at the end of the period ("ERV") with a hypothetical initial investment of $1,000 ("P") over a period of years ("n") according to the following formula as required by the Securities and Exchange Commission: P(1+T)/n/ = ERV.


In calculating average annual total return at the maximum offering price, the fund assumes: (1) deduction of the maximum sales load of 5.75% from the $1,000 initial investment; (2) reinvestment of dividends and distributions at net asset value on the reinvestment date determined by the Board; and (3) a complete redemption at the end of any period illustrated. In addition, the fund will provide lifetime average total return figures. From time to time, the fund may calculate investment results for Class B, C, F, 529 and R shares.


The fund may also, at times, calculate total return based on net asset value per share (rather than the offering price), in which case the figure would not reflect the effect of any sales charges which would have been paid if shares were purchased during the period reflected in the computation. Consequently, total return calculated in this manner will be higher. These total returns may be calculated over periods in addition to those described above. Total return for the unmanaged indices will be calculated assuming reinvestment of dividends and interest, but will not reflect any deductions for advisory fees, brokerage costs or administrative expenses.


The fund may include information on its investment results and/or comparisons of its investment results to various unmanaged indices (such as the Dow Jones Average of 30 Industrial Stocks


                   Washington Mutual Investors Fund - Page 36 and the Standard and Poor's 500 Composite Stock Index) or results of other mutual funds or investment or savings vehicles in advertisements or in reports furnished to present or prospective shareholders. The fund may also, from time to time, combine its results with those of other funds in The American Funds Group for purposes of illustrating investment strategies involving multiple funds.


The fund may refer to results and surveys compiled by organizations such as CDA/ Wiesenberger, Ibbotson Associates, Lipper Analytical Services, Morningstar, Inc., and by the U.S. Department of Commerce. Additionally, the fund may refer to results published in various newspapers and periodicals, including Barron's,
                                                                      --------
Forbes, Fortune, Institutional Investor, Kiplinger's Personal Finance Magazine,
------  -------  ----------------------  -------------------------------------
Money, U.S. News and World Report and The Wall Street Journal.
-----  --------------------------     -----------------------


The fund may illustrate the benefits of tax-deferral by comparing taxable investments to investments made through tax-deferred retirement plans.


The fund may compare its investment results with the Consumer Price Index, which is a measure of the average change in prices over time in a fixed market basket of goods and services (e.g. food, clothing, fuels, transportation, and other goods and services that people buy for day-to-day living).


The fund may also compare its investment results with the average of Savings Institutions deposits, including longer-term certificates (based on figures supplied by the U.S. League of Savings Institutions and the Federal Reserve Board). Savings deposits offer a guaranteed rate of return on principal, but no opportunity for capital growth. The period shown may include periods during which the maximum rates paid on some savings deposits were fixed by law.


                   Washington Mutual Investors Fund - Page 37



Washington Mutual Investors Fund, Inc.
Investment Portfolio, April 30, 2001



                                                                                 Market         Percent
                                                                                  Value          of Net
Equity Securities (common stocks)                               Shares            (000)          Assets

ENERGY 8.96%
ENERGY EQUIPMENT & SERVICES .09%
Halliburton Co.                                                1,000,000        $   43,210          .09%

OIL & GAS 8.87%
Ashland Inc.                                                   3,680,000           158,461          .32
BP Amoco PLC (American Depositary Receipts)                    2,000,000           108,160          .22
Chevron Corp.                                                  9,912,000           957,103         1.95
Conoco Inc., Class A                                           2,000,000            60,580
Conoco Inc., Class B                                           3,913,692           119,055          .37
Exxon Mobil Corp.                                              9,321,514           825,886         1.69
Kerr-McGee Corp.                                               1,450,000           103,892          .21
Phillips Petroleum Co.                                         5,352,400           319,003          .65
Texaco Inc.                                                   20,150,000         1,456,442         2.97
Unocal Corp.                                                   6,296,500           240,274          .49
                                                                                 4,348,856         8.87
                                                                                 4,392,066         8.96
MATERIALS 5.49%
CHEMICALS 1.35%
Air Products and Chemicals, Inc.                               2,690,000           115,643          .23
Crompton Corp.                                                 5,800,001            58,754          .12
Dow Chemical Co.                                               8,050,000           269,272          .55
PPG Industries, Inc.                                           4,125,700           219,281          .45
                                                                                   662,950         1.35
METALS & MINING 1.15%
Alcoa Inc.                                                    10,100,000           418,140          .85
Phelps Dodge Corp.                                             3,220,000           144,063          .30
                                                                                   562,203         1.15
PAPER & FOREST PRODUCTS 2.99%
International Paper Co.                                       17,672,000           692,389         1.41
Mead Corp.                                                     2,568,900            72,443          .15
Westvaco Corp.                                                 4,999,800           131,895          .27
Weyerhaeuser Co.                                               8,900,000           503,117         1.02
Willamette Industries, Inc.                                    1,400,000            68,110          .14
                                                                                 1,467,954         2.99
                                                                                 2,693,107         5.49
CAPITAL GOODS 6.85%
AEROSPACE & DEFENSE 3.64%
Boeing Co.                                                     2,400,000           148,320          .30
Honeywell International Inc.                                   8,200,000           400,816          .82
Lockheed Martin Corp.                                         12,089,000           425,049          .87
Raytheon Co., Class A                                          3,041,100            89,561
Raytheon Co., Class B                                          3,235,600            95,547          .38
United Technologies Corp.                                      8,010,000           625,421         1.27
                                                                                 1,784,714         3.64
CONSTRUCTION & ENGINEERING .16%
Fluor Corp.                                                    1,500,000            79,065          .16

ELECTRICAL EQUIPMENT .32%
Emerson Electric Co.                                           1,750,000           116,637          .24
Rockwell International Corp.                                     821,000            36,970          .08
                                                                                   153,607          .32
INDUSTRIAL CONGLOMERATES .27%
General Electric Co.                                           2,000,000            97,060          .20
Minnesota Mining and Manufacturing Co.                           300,000            35,703          .07
                                                                                   132,763          .27
MACHINERY 1.98%
Caterpillar Inc.                                               1,700,000            85,340          .17
Deere & Co.                                                    6,240,000           256,277          .52
Dover Corp.                                                    4,000,000           156,280          .32
Eaton Corp.                                                    1,712,900           126,086          .26
Illinois Tool Works Inc.                                       1,200,000            76,056          .15
Ingersoll-Rand Co.                                             2,790,500           131,153          .27
Pall Corp.                                                     5,958,700           139,851          .29
                                                                                   971,043         1.98
TRADING COMPANIES & DISTRIBUTORS .48%
Genuine Parts Co.                                              8,765,800           236,677          .48
                                                                                 3,357,869         6.85

COMMERCIAL SERVICES & SUPPLIES 1.33%
COMMERCIAL SERVICES & SUPPLIES 1.33%
Deluxe Corp.                                                   2,200,000            57,178          .12
Equifax Inc.                                                   1,927,700            63,749          .13
Pitney Bowes Inc.                                             12,500,000           475,875          .97
ServiceMaster Co.                                              4,926,100            53,842          .11
                                                                                   650,644         1.33

TRANSPORTATION 1.94%
AIRLINES .28%
Southwest Airlines Co.                                         7,500,000           136,575          .28

ROAD & RAIL 1.66%
Burlington Northern Santa Fe Corp.                             4,925,300           144,804          .29
CSX Corp.                                                      8,300,000           291,081          .59
Norfolk Southern Corp.                                        12,100,000           238,854          .49
Union Pacific Corp.                                            2,500,000           142,225          .29
                                                                                   816,964         1.66
                                                                                   953,539         1.94

AUTOMOBILES & COMPONENTS 1.52%
AUTO COMPONENTS 1.26%
Dana Corp.                                                     6,326,600           124,191          .25
Goodyear Tire & Rubber Co.                                     3,000,000            74,190          .15
Johnson Controls, Inc.                                         2,550,700           184,671          .38
TRW Inc.                                                       6,050,000           232,683          .48
                                                                                   615,735         1.26
AUTOMOBILES .26%
Ford Motor Co.                                                 4,370,438           128,840          .26
                                                                                   744,575         1.52

CONSUMER DURABLES & APPAREL 2.34%
HOUSEHOLD DURABLES .98%
Newell Rubbermaid Inc.                                        12,100,000           326,216          .66
Stanley Works                                                  4,350,000           157,688          .32
                                                                                   483,904          .98
LEISURE EQUIPMENT & PRODUCTS .38%
Eastman Kodak Co.                                              4,275,000           185,962          .38

TEXTILES & APPAREL .98%
NIKE, Inc., Class B                                            8,071,925           337,487          .69
VF Corp.                                                       3,500,000           142,065          .29
                                                                                   479,552          .98
                                                                                 1,149,418         2.34

HOTELS RESTAURANTS & LEISURE 1.11%
HOTELS RESTAURANTS & LEISURE 1.11%
McDonald's Corp.                                              19,864,000           546,260         1.11

MEDIA 1.62%
MEDIA 1.62%
Dow Jones & Co., Inc.                                          1,900,000           103,113          .21
Gannett Co., Inc.                                              1,739,700           112,298          .23
Interpublic Group of Companies, Inc.                          10,275,000           348,836          .71
Knight-Ridder, Inc.                                            1,100,000            59,565          .12
Walt Disney Co.                                                5,600,000           169,400          .35
                                                                                   793,212         1.62

RETAILING 4.76%
MULTILINE RETAIL 1.55%
Dillard's Inc., Class A                                        3,000,000            50,820          .10
Dollar General Corp.                                           5,250,000            86,625          .18
J.C. Penney Co., Inc.                                         11,215,800           227,232          .46
May Department Stores Co.                                      9,300,000           346,425          .71
Target Corp.                                                   1,250,000            48,063          .10
                                                                                   759,165         1.55
SPECIALTY RETAIL 3.21%
Circuit City Stores, Inc. - Circuit City Group                10,000,000           150,500          .31
Gap, Inc.                                                      7,500,000           207,825          .42
Limited Inc.                                                  17,250,000           291,870          .59
Lowe's Companies, Inc.                                        11,600,000           730,800         1.49
TJX Companies, Inc.                                            6,250,000           195,813          .40
                                                                                 1,576,808         3.21
                                                                                 2,335,973         4.76

FOOD & DRUG RETAILING 1.63%
FOOD & DRUG RETAILING 1.63%
Albertson's, Inc.                                             17,398,940           581,125         1.18
Walgreen Co.                                                   5,125,000           219,247          .45
                                                                                   800,372         1.63

FOOD & BEVERAGE 4.20%
BEVERAGES .81%
PepsiCo, Inc.                                                  9,100,000           398,671          .81

FOOD PRODUCTS 3.39%
Campbell Soup Co.                                              2,605,000            79,296          .16
ConAgra Foods, Inc.                                           14,700,000           305,907          .63
General Mills, Inc.                                            9,610,400           378,746          .77
H.J. Heinz Co.                                                 4,600,000           180,090          .37
Kellogg Co.                                                    3,100,000            79,050          .16
Sara Lee Corp.                                                32,097,000           639,051         1.30
                                                                                 1,662,140         3.39
                                                                                 2,060,811         4.20

HOUSEHOLD & PERSONAL PRODUCTS 1.96%
HOUSEHOLD PRODUCTS 1.31%
Kimberly-Clark Corp.                                          10,856,600           644,882         1.31

PERSONAL PRODUCTS .65%
Avon Products, Inc.                                            7,482,500           316,659          .65
                                                                                   961,541         1.96

HEALTH CARE EQUIPMENT & SERVICES 1.61%
HEALTH CARE EQUIPMENT & SUPPLIES .37%
Becton, Dickinson and Co.                                      5,700,000           184,395          .37

HEALTH CARE PROVIDERS & SERVICES  -  1.24%
Aetna Inc.  *                                                  6,900,000           194,511          .40
Cardinal Health, Inc.                                          6,127,500           412,994          .84
                                                                                   607,505         1.24
                                                                                   791,900         1.61

PHARMACEUTICALS & BIOTECHNOLOGY 6.65%
PHARMACEUTICALS 6.65%
Abbott Laboratories                                            3,500,000           162,330          .33
American Home Products Corp.                                   2,000,000           115,500          .24
Bristol-Myers Squibb Co.                                      13,488,600           755,362         1.54
Eli Lilly and Co.                                              4,000,000           340,000          .69
Merck & Co., Inc.                                              2,096,200           159,248          .33
Pfizer Inc                                                    16,575,450           717,717         1.46
Pharmacia Corp.                                               14,534,000           759,547         1.55
Schering-Plough Corp.                                          6,500,000           250,510          .51
                                                                                 3,260,214         6.65

BANKS 11.53%
BANKS 11.53%
Bank of America Corp.                                         31,832,200         1,782,603         3.64
Bank of New York Co., Inc.                                     5,000,000           251,000          .51
BANK ONE CORP.                                                26,238,400           991,024         2.02
First Union Corp.                                             23,885,900           715,861         1.46
FleetBoston Financial Corp.                                    2,631,203           100,959          .21
KeyCorp                                                        2,600,000            60,268          .12
National City Corp.                                            3,400,000            92,514          .19
PNC Financial Services Group, Inc.                             2,000,000           130,140          .27
SunTrust Banks, Inc.                                           2,500,000           158,750          .32
Wachovia Corp.                                                 2,850,000           173,280          .35
Washington Mutual, Inc.                                        5,775,000           288,346          .59
Wells Fargo & Co.                                             19,341,500           908,470         1.85
                                                                                 5,653,215        11.53

DIVERSIFIED FINANCIALS 5.72%
DIVERSIFIED FINANCIALS 5.72%
Citigroup Inc.                                                 4,231,818           207,994          .42
Fannie Mae                                                     4,650,000           373,209          .76
Freddie Mac                                                    3,100,000           203,980          .42
Household International, Inc.                                 15,300,000           979,506         2.00
J.P. Morgan Chase & Co. (formed by the merger
   of Chase Manhattan Corp. and J.P. Morgan & Co. Inc.)       12,050,000           578,159         1.18
Moody's Corp.                                                  2,800,000            87,920          .18
Providian Financial Corp.                                      4,400,000           234,520          .48
USA Education Inc.                                             1,970,000           140,067          .28
                                                                                 2,805,355         5.72

INSURANCE 4.99%
INSURANCE 4.99%
Allstate Corp.                                                20,037,500           836,566         1.70
American General Corp.                                        12,626,000           550,620         1.12
Aon Corp.                                                      8,681,000           288,556          .59
Jefferson-Pilot Corp.                                          5,550,000           258,963          .53
Lincoln National Corp.                                         5,554,800           256,409          .52
Marsh & McLennan Companies, Inc.                               1,200,000           115,728          .24
MGIC Investment Corp.                                            500,000            32,495          .07
St. Paul Companies, Inc.                                       2,400,000           108,240          .22
                                                                                 2,447,577         4.99

SOFTWARE & SERVICES .90%
SOFTWARE .90%
Computer Associates International, Inc.                        1,000,000            32,190          .07
Microsoft Corp.  *                                             5,050,000           342,138          .70
Oracle Corp.  *                                                4,000,000            64,640          .13
                                                                                   438,968          .90

TECHNOLOGY HARDWARE & EQUIPMENT 4.51%
COMMUNICATIONS EQUIPMENT .73%
Harris Corp.                                                   1,550,000            44,562          .09
Motorola, Inc.                                                20,250,000           314,888          .64
                                                                                   359,450          .73
COMPUTERS & PERIPHERALS 2.02%
Dell Computer Corp.  *                                         2,000,000            52,480          .11
Hewlett-Packard Co.                                           19,500,000           554,385         1.13
International Business Machines Corp.                          2,500,000           287,850          .59
Sun Microsystems, Inc.  *                                      5,500,000            94,160          .19
                                                                                   988,875         2.02
OFFICE ELECTRONICS .44%
IKON Office Solutions, Inc.                                    7,285,000            45,167          .09
Xerox Corp.                                                   18,900,000           170,856          .35
                                                                                   216,023          .44
SEMICONDUCTOR EQUIPMENT & PRODUCTS 1.32%
Intel Corp.                                                    1,500,000            46,365          .09
Texas Instruments Inc.                                        14,300,000           553,410         1.13
Xilinx, Inc.  *                                                1,000,000            47,470          .10
                                                                                   647,245         1.32
                                                                                 2,211,593         4.51

TELECOMMUNICATION SERVICES 6.54%
DIVERSIFIED TELECOMMUNICATION SERVICES 6.54%
ALLTEL Corp.                                                   4,130,000           225,539          .46
AT&T Corp.                                                    50,300,000         1,120,684         2.28
Qwest Communications International Inc.                        5,256,900           215,007          .44
SBC Communications Inc.                                       13,278,083           547,721         1.12
Sprint FON Group                                              10,000,000           213,800          .44
Verizon Communications                                        16,021,926           882,328         1.80
                                                                                 3,205,079         6.54

UTILITIES 7.89%
ELECTRIC UTILITIES 6.88%
Ameren Corp.                                                   3,077,400           129,158          .26
American Electric Power Co., Inc.                             10,345,580           510,451         1.04
Conectiv                                                       2,500,000            55,750          .11
Consolidated Edison, Inc.                                      7,146,700           267,358          .55
Constellation Energy Group, Inc.                               6,400,000           305,536          .62
Dominion Resources, Inc.                                       4,237,020           290,194          .59
DTE Energy Co.                                                 3,550,000           148,816          .30
Duke Energy Corp.                                              3,200,000           149,632          .31
Edison International                                           3,135,000            30,880          .06
FPL Group, Inc.                                                  500,000            29,950          .06
GPU, Inc.                                                      4,875,000           162,386          .33
PPL Corp.                                                      2,000,000           110,000          .22
Progress Energy, Inc. (formerly CP & L Energy, Inc.)           8,375,418           370,528          .76
Public Service Enterprise Group Inc.                           2,020,000            93,809          .19
Puget Sound Energy, Inc.                                       3,800,000            90,212          .18
Southern Co.                                                  13,535,000           316,584          .65
TECO Energy, Inc.                                              1,000,000            31,990          .07
TXU Corp.                                                      3,000,000           131,880          .27
Xcel Energy Inc.                                               4,795,700           149,626          .31
                                                                                 3,374,740         6.88
MULTI-UTILITIES 1.01%
Williams Companies, Inc.                                      11,686,400           492,815         1.01
                                                                                 3,867,555         7.89

MISCELLANEOUS 1.38%
MISCELLANEOUS 1.38%
Equity securities in initial period of acquisition                                 676,661         1.38


TOTAL EQUITY SECURITIES  (cost: $36,387,953,000)                                46,797,504        95.43



                                                              Principal          Market          Percent
                                                                Amount            Value          of Net
Short-Term Securities                                           (000)             (000)          Assets

U.S. Treasuries and Other Federal Agencies  -  4.42%
U.S. Treasuries and Other Federal Agencies  -  4.42%
Federal Farm Credit Bank 4.13%-4.66% due 6/6-7/30/01         $    82,500            81,885          .17
Federal Home Loan Bank 4.10%-5.17% due 5/2-7/25/01             1,006,535         1,001,134         2.04
United States Treasury bills 3.62%-4.97% due 5/3-7/26/01       1,091,711         1,085,838         2.21

TOTAL SHORT-TERM SECURITIES  (cost: $2,168,247,000)                              2,168,857         4.42


TOTAL INVESTMENT SECURITIES  (cost: $38,556,200,000)                            48,966,361        99.85
Excess of cash and receivables over payables                                        74,921          .15

NET ASSET                                                                      $49,041,282       100.00%


* Non-income-producing security.

See Notes to Financial Statements




Washington Mutual Investors Fund, Inc.
Financial Statements

Statement of Assets and Liabilities
April 30, 2001                                    (dollars in  thousands)

Assets:
Investment securities at market
 (cost: $38,556,200)                                           $48,966,361
Cash                                                                   301
Receivables for -
 Sales of investments                           $190,276
 Sales of Fund's shares                           63,783
 Dividends                                        49,837           303,896
                                                                49,270,558
Liabilities:
Payables for -
 Purchases of investments                        144,379
 Repurchases of Fund's shares                     47,180
 Management services                              11,254
 Other expenses                                   26,463           229,276
Net Assets at April 30, 2001                                   $49,041,282

Total authorized capital stock -
  4,000,000,000 shares

Class A shares, $1.00 par value
 Net assets                                                    $48,700,632
 Shares outstanding                                          1,634,385,000
 Net asset value per share                                          $29.80

Class B shares, $1.00 par value
 Net assets                                                       $288,713
 Shares outstanding                                              9,718,076
 Net asset value per share                                          $29.71

Class C shares, $1.00 par value
 Net assets                                                        $36,034
 Shares outstanding                                              1,213,305
 Net asset value per share                                          $29.70

Class F shares, $1.00 par value
 Net assets                                                        $15,903
 Shares outstanding                                                533,817
 Net asset value per share                                          $29.79


Statement of Operations
for the year ended April 30, 2001                (dollars in  thousands)

Investment Income:
Income:
 Dividends                                        $1,091,948
 Interest                                            118,352        $1,210,300

Expenses:
 Investment adviser fee                               92,578
 Business management fee                              42,756
 Distribution expenses - Class A                     111,799
 Distribution expenses - Class B                       1,340
 Distribution expenses - Class C                          22
 Distribution expenses - Class F                           2
 Transfer agent fee - Class A                         43,982
 Transfer agent fee - Class B                            142
 Administrative services fees - Class C                   13
 Administrative services fees - Class F                    4
 Reports to shareholders                                 650
 Registration statement and prospectus                 1,443
 Postage, stationery and supplies                      6,410
 Directors' and Advisory Board fees                      505
 Auditing and legal fees                                 153
 Custodian fee                                           373
 Other expenses                                          234           302,406
 Net investment income                                                 907,894

Realized Gain and Unrealized
 Appreciation on Investments:
Net realized gain                                                    2,303,878
Net unrealized appreciation on investments                           2,714,981
 Net realized gain and unrealized
  appreciation on investments                                        5,018,859
Net Increase in Net Assets Resulting
 from Operations                                                    $5,926,753




Statement of Changes in Net Assets

                                                        Year Ended April 30,
(dollars in thousands)                                    2001            2000

Operations:
Net investment income                                  $  907,894  $  1,014,613
Net realized gain on investments                        2,303,878     5,370,939
Net unrealized appreciation (depreciation)
 on investments                                         2,714,981   (10,719,233)
 Net Increase (Decrease) in Net Assets
  Resulting from Operations                             5,926,753    (4,333,681)
Dividends and Distributions Paid to
 Shareholders:
Dividends from net investment income:
  Class A                                                (909,313)     (952,846)
  Class B                                                  (1,882)            -
Distributions from net realized gains on investments:
  Class A                                              (3,750,270)   (5,085,575)
  Class B                                                 (12,049)            -
 Total Dividends and Distributions                     (4,673,514)   (6,038,421)

Capital Share Transactions:
 Proceeds from shares sold                              4,970,885     8,330,952
 Proceeds from shares issued in reinvestment
  of net investment income dividends and
  distributions of net realized gain on investments     4,406,084     5,726,003
 Cost of shares repurchased                            (8,941,995)  (13,350,009)
 Net Increase in Net Assets Resulting
  from Capital Share Transactions                         434,974       706,946
Total Increase (Decrease) in Net Assets                 1,688,213    (9,665,156)

Net Assets:
Beginning of year                                      47,353,069    57,018,225
End of year (including
 undistributed net investment
 income: $168,205 and $174,408,
 respectively)                                        $49,041,282   $47,353,069

See Notes to Financial Statements



                          Notes to Financial Statements


1.    Organization and Significant Accounting Policies

Organization - Washington Mutual Investors Fund (the "Fund") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The Fund's investment objective is to produce current income and to provide an opportunity for growth of principal consistent with sound common stock investing.

The Fund offers four classes of shares as described below:

      Class A shares are sold with an initial sales charge of up to 5.75%;

      Class B shares are sold without an initial sales charge but are subject to a contingent deferred sales charge (CDSC) paid upon redemption. This charge declines from 5% to zero over a period of six years. Class B shares automatically convert to Class A shares after eight years;

      Class C shares are sold without an initial sales charge but are subject to a CDSC of 1% for redemptions within one year of purchase. Class C shares automatically convert to Class F shares after ten years; and

      Class F shares, which are sold exclusively through fee-based programs, are sold without an initial sales charge or CDSC.

Holders of all classes of shares have equal pro rata rights to assets, dividends, liquidation and other rights. Each class has identical voting rights except for exclusive rights to vote on matters affecting only its class. Each class of shares may have different distribution, administrative services and transfer agent fees and expenses. Differences in class-specific expenses will result in the payment of different per share dividends by each class.

Significant Accounting Policies - The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements:

      Security Valuation - Equity securities, including depositary receipts, are valued at the last reported sale price on the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. In cases where equity securities are traded on more than one exchange, the securities are valued on the exchange or market determined by the investment adviser to be the broadest and most representative market, which may be either a securities exchange or the over-the-counter market. Short-term securities maturing within 60 days are valued at amortized cost, which approximates market value. Securities and assets for which representative market quotations are not readily available are valued at fair value as determined in good faith under policies approved by the Board of Directors.

      Security Transactions and Related Investment Income - Security transactions are accounted for as of the trade date. Realized gains and losses from securities transactions are determined based on specific identified cost. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis.

      Dividends and Distributions to Shareholders - Dividends and distributions paid to shareholders are recorded on the ex-dividend date.

      Class Allocations - Income, expenses (other than class-specific expenses) and realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net asset values. Distribution expenses, administrative services fees, certain transfer agent fees and other applicable class-specific expenses are accrued daily and charged to the respective share class.

2.    Federal Income Taxation

The Fund complies with the requirements of the Internal Revenue Code applicable to regulated investment companies and intends to distribute all of its net taxable income and net capital gains for the fiscal year. As a regulated investment company, the Fund is not subject to income taxes if such distributions are made. Required distributions are determined on a tax basis and may differ from net investment income and net realized gains for financial reporting purposes. In addition, the fiscal year in which amounts are distributed may differ from the year in which the net investment income is earned and the net gains are realized by the Fund.

As of April 30, 2001, the cost of investment securities for book and federal income tax reporting purposes was $38,556,200,000. Net unrealized appreciation on investments aggregated $10,410,161,000; $12,418,811,000 related to appreciated securities and $2,008,650,000 related to depreciated securities. For the year ended April 30, 2001, the Fund realized, on a tax basis, a net capital gain of $2,306,780,000 on securities transactions.

3. Fees and Transactions with Related Parties

Business Management and Investment Advisory Fees - A fee of $42,756,000 was incurred during the fiscal year ended April 30, 2001 for business management services pursuant to the business management agreement with Washington Management Corporation (WCM). The agreement provides for monthly fees, accrued daily, based on a series of rates beginning with 0.175% per annum of the first $3 billion of net assets decreasing to 0.04% of such assets in excess of $55 billion. For the year ended April 30, 2001, the management services fee was equivalent to an annualized rate of 0.09% of average net assets. Johnston, Lemon & Co. Johnston, Lemon & Co. Incorporated (JLC), earned $735,000 on its retail sales of all share classes and distribution plans of the Fund and received no brokerage commissions resulting from purchases and sales of securities for the investment account of the Fund.

A fee of $92,578,000 was incurred during the fiscal year ended April 30, 2001 for investment advisory services pursuant to an agreement with Capital Research and Management Company (CRMC). The agreement provides for monthly fees, accrued daily, based on a series of rates beginning with 0.225% per annum of the first $3 billion of net assets decreasing to 0.185% of such assets in excess of $55 billion. For the year ended April 30, 2001, the investment advisory services fee was equivalent to an annualized rate of 0.20% of average net assets

Distribution Expenses - American Funds Distributors, Inc. (AFD)is the principal underwriter of the Fund's shares.

The Fund has adopted Plans of Distribution under which it may finance activities primarily intended to sell Fund shares, provided the categories of expenses are approved in advance by the Fund's Board of Directors. The Plans provide for annual expenses, based on average daily net assets, of up to 0.25% for Class A shares, 1.00% for Class B and Class C shares and up to 0.50% for Class F shares.

All share classes may use up to 0.25% of these expenses to pay service fees, or to compensate AFD for paying service fees to firms that have entered into agreements with AFD for providing certain shareholder services. The balance may be used for approved distribution expenses as follows:

Class A Shares - Approved categories of expense include reimbursements to AFD for commissions paid to dealers and wholesalers in respect of certain shares sold without a sales charge. Those reimbursements are permitted for amounts billed to the Fund within the prior 15 months but only to the extent that the overall 0.25% annual expense limit for Class A shares is not exceeded. For the year ended April 30, 2001, aggregate distribution expenses were $111,799,000, or 0.24% of average daily net assets attributable to Class A shares.

Class B Shares - In addition to service fees of 0.25%, approved categories of expense include fees of 0.75% per annum of average daily net assets attributable to Class B shares payable to AFD. AFD sells the rights to receive such payments (as well as any contingent deferred sales charges payable in respect of shares sold during the period) in order to finance the payment of dealer commissions. For the year ended April 30, 2001, aggregate distribution expenses were $1,340,000, or 1.00% of average daily net assets attributable to Class B shares.

Class C Shares - In addition to service fees of 0.25%, the Board of Directors has approved the payment of 0.75% per annum of average daily net assets attributable to Class C shares to AFD to compensate firms selling Class C shares of the Fund. For the year ended April 30, 2001, aggregate distribution expenses were $22,000, or 1.00% of average daily net assets attributable to Class C shares.

Class F Shares - The plan has an expense limit of 0.50%. However, the Board of Directors has presently approved expenses under the plan of 0.25% per annum of average daily net assets attributable to Class F shares. For the year ended April 30, 2001, aggregate distribution expenses were $2,000, or 0.25% of average daily net assets attributable to Class F shares.

As of April 30, 2001, aggregate distribution expenses payable to AFD for all share classes were $17,020,000.

AFD received $12,400,000 (after allowances to dealers) as its portion of the sales charges paid by purchasers of the Fund's Class A shares for the year ended April 30, 2001. Such sales charges are not an expense of the Fund and, hence, are not reflected in the accompanying Statement of Operations.

Transfer Agent Fee - A fee of $44,124,000 was incurred during the year ended April 30, 2001, pursuant to an agreement with American Funds Service Company
(AFS), the transfer agent for the Fund. As of April 30, 2001, aggregate transfer agent fees payable to AFS for Class A and Class B shares were $7,785,000.

Administrative Services Fees - The Fund has an administrative services agreement with CRMC for Class C and Class F shares. Pursuant to this agreement, CRMC provides transfer agency and other related shareholder services. CRMC may contract with third parties to perform these services. Under the agreement, the Fund pays CRMC a fee equal to 0.15% per annum of average daily net assets of Class C and Class F shares, plus amounts payable for certain transfer agency services according to a specified schedule. For the year ended April 30, 2001, total fees under the agreement were $17,000. As of April 30, 2001, aggregate administrative services fees payable to CRMC for Class C and Class F shares were $15,000.

Deferred Directors' and Advisory Board Fees - Independent Directors and Advisory Board Members may elect to defer part or all of the fees earned. Deferred compensation amounts, which remain in the Fund, are treated as if invested in shares of the Fund or other American Funds. These amounts represent general, unsecured liabilities of the Fund and vary according to the total returns of the selected funds. As of April 30,2001, the cumulative amount of these liabilities was $702,000. Directors' and Advisory Board fees during the year ended April 30,2001, were $505,000, comprised of $457,000 in current fees (either paid in cash or deferred), and $48,000 representing the net increase in the value of deferred compensation.

Affiliated Directors and Officers - WMC and JLC are both wholly owned subsidiaries of The Johnston-Lemon Group, Incorporated (JLG). All the officers of the Fund and four of its directors are affiliated with JLG and receive no remuneration directly from the Fund in such capacities.

4. Investment Transactions and Other Disclosures The Fund made purchases and sales of investment securities, excluding short-term securities, of $11,365,833,000 and $14,619,364,000, respectively, during the year ended April 30, 2001.

Pursuant to the custodian agreement, the Fund receives credits against its custodian fee for imputed interest on certain balances with the custodian bank. For the year ended April 30, 2001, the custodian fee of $373,000 includes $32,000 that was paid by these credits rather than in cash.

For the year ended April 30, 2001, the Fund reclassified $2,902,000 from undistributed net investment income to undistributed net realized gains; and reclassified $202,220,000 from undistributed net realized gains to additional paid-in capital to reflect permanent differences between book and tax reporting.

As of April 30, 2001, net assets consisted of the following:


Washington Mutual Investors Fund, Inc.

Capital paid in on shares of captial stoc     $37,361,298,000
Undistributed net investment income               168,205,000
Accumulated net realized gain                   1,101,618,000
Net unrealized appreciation                    10,410,161,000
Net assets                                    $49,041,282,000


Capital share transactions in the Fund were as follows:

                                     Year ended April 30, 2001      Year ended April 30, 2000
                                         Amount                        Amount
                                         (000)        Shares           (000)       Shares

Class A Shares:
  Sold                                  $4,676,526    159,865,422      $8,296,876    258,447,597
  Reinvestment of dividends and distr    4,392,650    155,285,340       5,726,003    195,503,827
  Repurchased                           (8,932,465)  (304,634,215)    (13,349,916)  (444,808,302)
   Net increase in Class A                 136,711     10,516,547         672,963      9,143,122
Class B Shares: (1)
  Sold                                     244,344      8,386,387          34,076      1,180,562
  Reinvestment of dividends and distr       13,434        476,476             -              -
  Repurchased                               (9,335)      (322,202)            (93)        (3,147)
   Net increase in Class B                 248,443      8,540,661          33,983      1,177,415
Class C Shares: (2)
  Sold                                      34,630      1,215,379             -              -
  Reinvestment of dividends and distr          -              -               -              -
  Repurchased                                  (60)        (2,074)            -              -
   Net increase in Class C                  34,570      1,213,305             -              -
Class F Shares: (2)
  Sold                                      15,385        538,541             -              -
  Reinvestment of dividends and distr          -              -               -              -
  Repurchased                                 (135)        (4,724)            -              -
   Net increase in Class F                  15,250        533,817             -              -
Total net increase in fund                $434,974     20,804,330        $706,946     10,320,537

(1) Class B shares were offered beginning March 15,   2000.
(2) Class C and Class F shares were offered beginning March 15, 2001.



Per-Share Data and Ratios

                                                                                               Class A

                                                                                         Year ended April 30,
                                                                     2001       2000             1999   1998    1997

Net Asset Value, Beginning of Year                                  $29.14     $35.31          $33.92  $25.93  $22.77

 Income from Investment Operations :
  Net investment income                                                .57 (1)    .61 (1)         .60     .62     .62

  Net gains (losses) on securities (both realized and unrealized)     3.17 (1)  (3.09)(1)        3.99    9.65    4.36

   Total from investment operations                                   3.74      (2.48)           4.59   10.27    4.98

 Less Distributions :
  Dividends (from net investment income)                              (.58)      (.58)           (.61)   (.62)   (.62)

  Distributions (from capital gains)                                 (2.50)     (3.11)          (2.59)  (1.66)  (1.20)

   Total distributions                                               (3.08)     (3.69)          (3.20)  (2.28)  (1.82)

Net Asset Value, End of Year                                        $29.80     $29.14          $35.31  $33.92  $25.93

Total Return (3)                                                     13.54%    (6.96)%          14.61%  40.80%  22.43%

Ratios/Supplemental Data:

 Net assets, end of year (in millions)                             $48,700    $47,319         $57,018 $45,764 $28,165

 Ratio of expenses to average net assets                               .65%       .63%            .61%    .62%    .64%

 Ratio of net income to average net assets                            1.95%      1.91%           1.84%   2.08%   2.56%



                                                           Class B                      Class C       Class F

                                                           Year ended   March 15 to    March 15 to    March 15 to
                                                           April 30,    April 30,      April 30,      April 30,
                                                            2001        2000 (2)       2001 (2)       2001 (2)

Net Asset Value, Beginning of Period                        $29.11       $26.93         $28.32         $28.37

 Income from Investment Operations:
  Net investment income                                        .29 (1)      .02 (1)       (.02)(1)        .01 (1)

  Net gains on securities (both realized and unrealized)      3.22 (1)     2.16 (1)       1.40 (1)       1.41 (1)

   Total from investment operations                           3.51         2.18           1.38           1.42

 Less Distributions :
  Dividends (from net investment income)                      (.41)           -              -              -

  Distributions (from capital gains)                         (2.50)           -              -              -

   Total distributions                                       (2.91)           -              -              -

Net Asset Value, End of Period                              $29.71       $29.11         $29.70         $29.79

Total Return (3)                                             12.68%        8.10%          4.87%          5.01%

Ratios/Supplemental Data:

 Net assets, end of period (in millions)                      $289          $34            $36            $16

 Ratio of expenses to average net assets                      1.42%         .17%           .23%           .12%

 Ratio of net income to average net assets                     .99%         .08%           -              .04%




                                                                      Supplemental Data - All Classes

                                                                                 Year ended April 30,
                                                             2001       2000       1999       1998       1997

Portfolio Turnover Rate                                      25.29%     26.24%     27.93%     17.61%     20.41%










Washington Mutual Investors Fund, Inc.                                                                         Unaudited
Investment Portfolio, October 31, 2001



                                                                                                   Market       Percent
                                                                                                    Value        of Net
Equity Securities (common stocks)                                                 Shares            (000)        Assets

Energy  -  8.72%
Energy Equipment & Services  -  .19%
Halliburton Co.                                                                      3,500,000    $      86,415       .19%

Oil & Gas  -  8.53%
Ashland Inc.                                                                         3,680,000          148,157       .32
BP PLC (formerly BP Amoco PLC) (American Depositary Receipts)                        2,100,000          101,514       .22
ChevronTexaco Corp. (formed by the merger of Chevron Corp. and Texaco Inc.)         24,031,087        2,127,953      4.61
Conoco Inc.                                                                          7,350,000          188,895       .41
Exxon Mobil Corp.                                                                   20,850,000          822,532      1.78
Kerr-McGee Corp.                                                                     1,700,000           97,920       .21
Phillips Petroleum Co.                                                               4,600,000          250,286       .54
Unocal Corp.                                                                         6,296,500          202,747       .44
                                                                                                      3,940,004      8.53
                                                                                                      4,026,419      8.72

Materials  -  5.12%
Chemicals  -  1.46%
Air Products and Chemicals, Inc.                                                     3,212,300          128,620       .28
Crompton Corp.                                                                       5,800,001           42,050       .09
Dow Chemical Co.                                                                     9,650,000          320,863       .70
PPG Industries, Inc.                                                                 3,725,700          181,926       .39
                                                                                                        673,459      1.46
Metals & Mining  -  .63%
Alcoa Inc.                                                                           9,000,000          290,430       .63

Paper & Forest Products  -  3.03%
International Paper Co.                                                             19,200,000          687,360      1.49
Mead Corp.                                                                           3,000,000           80,520       .17
Westvaco Corp.                                                                       4,999,800          122,745       .27
Weyerhaeuser Co.                                                                    10,200,000          509,082      1.10
                                                                                                      1,399,707      3.03
                                                                                                      2,363,596      5.12

Capital Goods  -  6.91%
Aerospace & Defense  -  3.88%
Boeing Co.                                                                           4,500,000          146,700       .32
Honeywell International Inc.                                                        20,016,600          591,491      1.28
Lockheed Martin Corp.                                                                7,760,000          378,455       .82
Northrop Grumman Corp.                                                                 850,000           84,957       .18
Raytheon Co.                                                                         5,211,600          168,074       .37
United Technologies Corp.                                                            7,792,700          419,949       .91
                                                                                                      1,789,626      3.88
Construction & Engineering  -  .15%
Fluor Corp.                                                                          1,850,000           68,857       .15

Electrical Equipment  -  .48%
Emerson (formerly Emerson Electric Co.)                                              4,300,000          210,786       .46
Rockwell Automation (formerly Rockwell International Corp.)                            821,000           11,313       .02
                                                                                                        222,099       .48
Industrial Conglomerates  -  .07%
Minnesota Mining and Manufacturing Co.                                                 300,000           31,314       .07

Machinery  -  1.73%
Caterpillar Inc.                                                                     1,400,000           62,608       .14
Deere & Co.                                                                          6,240,000          230,818       .50
Dover Corp.                                                                          4,000,000          131,800       .28
Eaton Corp.                                                                          1,012,900           66,284       .14
Illinois Tool Works Inc.                                                             1,200,000           68,640       .15
Ingersoll-Rand Co.                                                                   2,990,500          111,546       .24
Pall Corp.                                                                           5,300,000          107,590       .23
Parker Hannifin Corp.                                                                  604,000           21,683       .05
                                                                                                        800,969      1.73
Trading Companies & Distributors  -  .60%
Genuine Parts Co.                                                                    8,515,800          276,764       .60
                                                                                                      3,189,629      6.91


Commercial Services & Supplies  -  1.26%
Commercial Services & Supplies  -  1.26%
Deluxe Corp.                                                                         2,200,000           77,000       .17
Pitney Bowes Inc.                                                                   12,300,000          450,918       .98
ServiceMaster Co.                                                                    4,926,100           53,448       .11
                                                                                                        581,366      1.26


Transportation  -  1.22%
Airlines  -  .26%
Southwest Airlines Co.                                                               7,500,000          119,250       .26

Road & Rail  -  .96%
Burlington Northern Santa Fe Corp.                                                   4,802,900          129,054       .28
CSX Corp.                                                                            6,266,100          211,167       .46
Union Pacific Corp.                                                                  2,000,000          104,020       .22
                                                                                                        444,241       .96
                                                                                                        563,491      1.22

Automobiles & Components  -  1.16%
Auto Components  -  .65%
Dana Corp.                                                                           3,845,300           41,337       .09
Goodyear Tire & Rubber Co.                                                           3,000,000           55,890       .12
TRW Inc.                                                                             6,050,000          204,429       .44
                                                                                                        301,656       .65
Automobiles  -  .51%
Ford Motor Co.                                                                       4,370,438           70,146       .15
General Motors Corp.                                                                 4,000,000          165,280       .36
                                                                                                        235,426       .51
                                                                                                        537,082      1.16

Consumer Durables & Apparel  -  2.25%
Household Durables  -  1.12%
Newell Rubbermaid Inc.                                                              12,600,000          348,264       .76
Stanley Works                                                                        4,350,000          166,692       .36
                                                                                                        514,956      1.12
Leisure Equipment & Products  -  .20%
Eastman Kodak Co.                                                                    3,600,000           92,052       .20

Textiles & Apparel  -  .93%
NIKE, Inc., Class B                                                                  6,371,925          314,518       .68
VF Corp.                                                                             3,500,000          116,270       .25
                                                                                                        430,788       .93
                                                                                                      1,037,796      2.25

Hotels, Restaurants & Leisure  -  .79%
Hotels, Restaurants & Leisure  -  .79%
McDonald's Corp.                                                                    14,030,400          365,773       .79


Media  -  1.33%
Media  -  1.33%
Dow Jones & Co., Inc.                                                                1,900,000           85,500       .18
Gannett Co., Inc.                                                                    1,739,700          109,949       .24
Interpublic Group of Companies, Inc.                                                12,275,000          275,574       .60
Knight-Ridder, Inc.                                                                  1,100,000           61,875       .13
Walt Disney Co.                                                                      4,407,900           81,943       .18
                                                                                                        614,841      1.33

Retailing  -  3.92%
Multiline Retail  -  .98%
Dollar General Corp.                                                                 5,250,000           75,022       .16
J.C. Penney Co., Inc.                                                                1,921,400           41,733       .09
May Department Stores Co.                                                           10,700,000          336,515       .73
                                                                                                        453,270       .98
Specialty Retail  -  2.94%
Circuit City Stores, Inc. - Circuit City Group                                      10,000,000          137,200       .30
Gap, Inc.                                                                           16,000,000          209,120       .45
Home Depot, Inc.                                                                     1,650,000           63,080       .14
Limited Inc.                                                                        20,000,000          223,000       .48
Lowe's Companies, Inc.                                                              15,000,000          511,500      1.11
TJX Companies, Inc.                                                                  6,250,000          211,250       .46
                                                                                                      1,355,150      2.94
                                                                                                      1,808,420      3.92

Food & Drug Retailing  -  1.29%
Food & Drug Retailing  -  1.29%
Albertson's, Inc.                                                                   13,756,750          438,978       .95
Walgreen Co.                                                                         4,825,000          156,233       .34
                                                                                                        595,211      1.29


Food & Beverage  -  5.42%
Beverages  -  1.07%
Coca-Cola Co.                                                                        1,500,000           71,820       .16
PepsiCo, Inc.                                                                        8,600,000          418,906       .91
                                                                                                        490,726      1.07
Food Products  -  4.35%
ConAgra Foods, Inc.                                                                 15,066,600          345,025       .75
General Mills, Inc.                                                                  6,259,700          287,446       .62
H.J. Heinz Co.                                                                      12,950,000          549,598      1.19
Kellogg Co.                                                                          7,100,000          216,550       .47
Sara Lee Corp.                                                                      27,400,000          610,746      1.32
                                                                                                      2,009,365      4.35
                                                                                                      2,500,091      5.42

Household & Personal Products  -  2.10%
Household Products  -  1.37%
Kimberly-Clark Corp.                                                                11,379,800          631,693      1.37

Personal Products  -  .73%
Avon Products, Inc.                                                                  7,182,500          336,356       .73
                                                                                                        968,049      2.10


Health Care Equipment & Services  -  1.41%
Health Care Equipment & Supplies  -  .50%
Becton, Dickinson and Co.                                                            6,450,000          230,910       .50

Health Care Providers & Services  -  .91%
Aetna Inc.                                                                           6,900,000          190,716       .41
Cardinal Health, Inc.                                                                3,400,000          228,174       .50
                                                                                                        418,890       .91
                                                                                                        649,800      1.41

Pharmaceuticals & Biotechnology  -  8.94%
Pharmaceuticals  -  8.94%
Abbott Laboratories                                                                  3,500,000          185,430       .40
American Home Products Corp.                                                         2,000,000          111,660       .24
Bristol-Myers Squibb Co.                                                            11,188,600          598,031      1.30
Eli Lilly and Co.                                                                   11,770,000          900,405      1.95
Johnson & Johnson                                                                    2,523,400          146,130       .32
Merck & Co., Inc.                                                                    5,100,000          325,431       .70
Pfizer Inc                                                                          19,335,450          810,155      1.76
Pharmacia Corp.                                                                     20,400,000          826,608      1.79
Schering-Plough Corp.                                                                6,000,000          223,080       .48
                                                                                                      4,126,930      8.94

Banks  -  10.14%
Banks  -  10.14%
Bank of America Corp.                                                               26,132,200        1,541,538      3.34
Bank of New York Co., Inc.                                                           5,000,000          170,050       .37
BANK ONE CORP.                                                                      22,668,500          752,368      1.63
FleetBoston Financial Corp.                                                          4,700,000          154,442       .33
KeyCorp                                                                              3,000,000           63,780       .14
National City Corp.                                                                  3,400,000           89,760       .19
PNC Financial Services Group, Inc.                                                   2,000,000          109,800       .24
SunTrust Banks, Inc.                                                                 1,000,000           59,860       .13
Wachovia Corp. (merged with First Union Corp.)                                      26,085,900          746,057      1.62
Washington Mutual, Inc.                                                              7,750,000          233,972       .51
Wells Fargo & Co.                                                                   19,206,500          758,657      1.64
                                                                                                      4,680,284     10.14

Diversified Financials  -  6.06%
Diversified Financials  -  6.06%
American Express Co.                                                                 3,000,000           88,290       .19
Citigroup Inc.                                                                       1,231,818           56,072       .12
Fannie Mae                                                                           5,040,000          408,038       .89
Freddie Mac                                                                          3,750,000          254,325       .55
Household International, Inc.                                                       14,050,000          734,815      1.59
J.P. Morgan Chase & Co.                                                             30,710,000        1,085,906      2.35
Moody's Corp.                                                                        1,400,000           48,608       .11
Providian Financial Corp.                                                            5,718,200           22,244       .05
USA Education Inc.                                                                   1,200,000           97,872       .21
                                                                                                      2,796,170      6.06

Insurance  -  5.36%
Insurance  -  5.36%
Allstate Corp.                                                                      22,250,000          698,205      1.51
American International Group, Inc. (formerly American General Corp.)                 8,060,454          633,551      1.37
Aon Corp.                                                                            8,681,000          330,225       .72
Jefferson-Pilot Corp.                                                                4,825,000          199,514       .43
Lincoln National Corp.                                                               5,554,800          235,246       .51
Marsh & McLennan Companies, Inc.                                                     1,200,000          116,100       .25
MGIC Investment Corp.                                                                  500,000           25,870       .06
St. Paul Companies, Inc.                                                             5,100,000          234,090       .51
                                                                                                      2,472,801      5.36

Software & Services  -  1.02%
IT Consulting & Services  -  .28%
Electronic Data Systems Corp.                                                        2,000,000          128,740       .28

Software  -  .74%
Microsoft Corp. *                                                                    4,950,000          287,843       .62
Oracle Corp.  *                                                                      4,000,000           54,240       .12
                                                                                                        342,083       .74
                                                                                                        470,823      1.02

Technology Hardware & Equipment  -  4.59%
Communications Equipment  -  .90%
Cisco Systems, Inc. *                                                                4,868,600           82,377       .18
Corning Inc.                                                                         4,000,000           32,240       .07
Harris Corp.                                                                         1,550,000           53,134       .11
Motorola, Inc.                                                                      15,200,000          248,824       .54
                                                                                                        416,575       .90
Computers & Peripherals  -  2.24%
Dell Computer Corp.  *                                                               2,000,000           47,960       .10
Hewlett-Packard Co.                                                                 35,000,000          589,050      1.28
International Business Machines Corp.                                                2,400,000          259,368       .56
Sun Microsystems, Inc.  *                                                           13,500,000          137,025       .30
                                                                                                      1,033,403      2.24
Office Electronics  -  .15%
IKON Office Solutions, Inc.                                                          7,285,000           70,592       .15

Semiconductor Equipment & Products  -  1.30%
Intel Corp.                                                                          2,000,000           48,840       .10
Linear Technology Corp.                                                              1,500,000           58,200       .13
Texas Instruments Inc.                                                              15,470,000          433,005       .94
Xilinx, Inc.  *                                                                      2,000,000           60,840       .13
                                                                                                        600,885      1.30
                                                                                                      2,121,455      4.59

Telecommunication Services  -  6.32%
Diversified Telecommunication Services  -  6.29%
ALLTEL Corp.                                                                         5,764,200          329,366       .71
AT&T Corp.                                                                          60,000,000          915,000      1.98
Qwest Communications International Inc.                                             12,500,000          161,875       .35
SBC Communications Inc.                                                             14,278,083          544,138      1.18
Sprint FON Group                                                                    13,705,800          274,116       .59
Verizon Communications Inc.                                                         13,671,926          680,999      1.48
                                                                                                      2,905,494      6.29
Wireless Telecommunication Services  -  .03%
AT&T Wireless Services, Inc.  *                                                      1,000,000           14,440       .03
                                                                                                      2,919,934      6.32

Utilities  -  8.75%
Electric Utilities  -  8.02%
Ameren Corp.                                                                         3,877,400          155,484       .34
American Electric Power Co., Inc.                                                   11,164,300          467,784      1.01
Conectiv                                                                             2,500,000           59,000       .13
Consolidated Edison, Inc.                                                            5,471,700          216,077       .47
Constellation Energy Group, Inc.                                                     7,800,000          174,486       .38
Dominion Resources, Inc.                                                             4,237,020          258,967       .56
DTE Energy Co.                                                                       3,550,000          148,000       .32
Duke Energy Corp.                                                                    1,400,000           53,774       .12
FirstEnergy Corp.                                                                    1,600,300           55,146       .12
FPL Group, Inc.                                                                      5,640,000          299,484       .65
GPU, Inc.                                                                            4,875,000          193,294       .42
PPL Corp.                                                                            2,000,000           68,300       .15
Progress Energy, Inc.                                                               10,175,418          429,097       .93
Public Service Enterprise Group Inc.                                                 2,020,000           79,507       .17
Puget Sound Energy, Inc.                                                             3,800,000           72,466       .16
Southern Co.                                                                        17,800,000          425,420       .92
TECO Energy, Inc.                                                                    1,000,000           25,750       .05
TXU Corp.                                                                            7,000,000          320,880       .69
Xcel Energy Inc.                                                                     7,000,000          197,960       .43
                                                                                                      3,700,876      8.02
Multi-Utilities  -  .73%
Williams Companies, Inc.                                                            11,686,400          337,387       .73
                                                                                                      4,038,263      8.75

Miscellaneous  -  1.44%
Equity securities in initial period of acquisition                                                      664,993      1.44


TOTAL EQUITY SECURITIES (cost: $38,173,174,000)                                                      44,093,217     95.52



                                                                                 Principal
                                                                                  Amount
Short-Term Securities                                                              (000)

U.S. Treasuries and Other Federal Agencies  -  5.34%
Federal Farm Credit Bank 2.90% due 12/4/2001                                 $                           10,040       .02
Federal Home Loan Bank 2.12%-3.40% due 11/7/2001-1/16/2002                           1,225,347        1,220,423      2.64
United States Treasury bills 2.08%-3.43% due 11/1/2001-1/17/2002                     1,239,857        1,235,031      2.68

TOTAL SHORT-TERM SECURITIES (cost: $2,464,919,000)                                                    2,465,494      5.34

TOTAL INVESTMENT SECURITIES (cost: $40,638,093,000)                                                  46,558,711    100.86
Excess of payables over cash and receivables                                                            397,100       .86

NET ASSETS                                                                                          $46,161,611   100.00%

*Non-income-producing security.

See Notes to Financial Statements




Washington Mutual Investors Fund
Financial Statements

Statement of Assets and Liabilities                                Unaudited
at October 31, 2001                                    (dollars in thousands)

Assets:

Investment securities at market
 (cost: $40,638,093)                                             $46,558,711
Cash                                                                      47
Receivables for -
 Sales of investments                         $76,967
 Sales of Fund's shares                        68,315
 Dividends                                     62,637                207,919
                                                                  46,766,677
Liabilities:

Payables for -
 Purchases of investments                     528,918
 Repurchases of Fund's shares                  38,351
 Management services                           11,555
 Other expenses                                26,242                605,066
Net Assets at October 31, 2001                                   $46,161,611

Total authorized capital stock -
 4,000,000,000 shares, $1.00 par value

 Class A shares:
  Net assets                                                     $45,194,934
  Shares outstanding                                           1,670,870,807
  Net asset value per share                                           $27.05

 Class B shares:
  Net assets                                                        $551,376
  Shares outstanding                                              20,454,171
  Net asset value per share                                           $26.96

 Class C shares:
  Net assets                                                        $234,846
  Shares outstanding                                               8,717,138
  Net asset value per share                                           $26.94

 Class F shares:
  Net assets                                                        $180,455
  Shares outstanding                                               6,678,295
  Net asset value per share                                           $27.02



Statement of Operations                                              Unaudited
for the six months ended October 31, 2001                (dollars in thousands)

Investment Income:

Income:
 Dividends                                  $536,286
 Interest                                     51,108            $   587,394

Expenses:
 Investment adviser fee                       48,641
 Business management fee                      22,049
 Distribution expenses - Class A              58,836
 Distribution expenses - Class B               2,131
 Distribution expenses - Class C                 663
 Distribution expenses - Class F                 110
 Transfer agent fee - Class A                 20,019
 Transfer agent fee - Class B                    209
 Administrative services fees - Class C          169
 Administrative services fees - Class F          131
 Reports to shareholders                       1,023
 Registration statement and prospectus         1,001
 Postage, stationery and supplies              3,958
 Directors' and Advisory Board fees              253
 Auditing and legal fees                         117
 Custodian fee                                   194
 Other expenses                                    9                159,513
Net investment income                                               427,881

Realized Loss and Unrealized
 Depreciation on Investments:
Net realized loss                                                  (113,722)
Net unrealized depreciation on investments                       (4,489,543)
 Net realized loss and
  unrealized depreciation on investments                         (4,603,265)
Net Decrease in Net Assets
 Resulting from Operations                                      $(4,175,384)



Statement of Changes in Net Assets
                                                   Six months        Year ended
                                                 ended October 31,    April 30,
(dollars in thousands)                               2001*              2001

Operations:
Net investment income                              $   427,881     $   907,894
Net realized (loss) gain on investments               (113,722)      2,303,878
Net unrealized (depreciation)
 appreciation on investments                        (4,489,543)      2,714,981
 Net (Decrease) Increase in Net
  Assets Resulting from Operations                  (4,175,384)      5,926,753

Dividends and Distributions
 Paid to Shareholders:

Dividends from net investment income:
 Class A                                              (444,627)       (909,313)
 Class B                                                (2,608)         (1,882)
 Class C                                                  (741)               -
 Class F                                                  (863)               -
Distributions from net realized gain
 on investments:
  Class A                                                     -     (3,750,270)
  Class B                                                     -        (12,049)
 Total Dividends and Distributions                    (448,839)     (4,673,514)

Capital Share Transactions:

Proceeds from shares sold                            3,922,393       4,970,885
Proceeds from shares issued in reinvestment
 of net investment income dividends and
 distributions of net realized gain on investments     416,711       4,406,084
Cost of shares repurchased                          (2,594,552)     (8,941,995)
 Net Increase in Net Assets Resulting
  from Capital Share Transactions                    1,744,552         434,974

Total (Decrease) Increase in Net Assets             (2,879,671)      1,688,213

Net Assets:
Beginning of period                                 49,041,282      47,353,069

End of period (including undistributed
 net investment income: $147,247 and $168,205,
 respectively)                                     $46,161,611     $49,041,282

*Unaudited

See Notes to Financial Statements



Microsoft Word 10.0.2627;
Notes to Financial Statements                            Unaudited


1.      Organization and Significant Accounting Policies

      Organization - Washington Mutual Investors Fund (the "Fund") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The Fund's investment objective is to produce income and to provide an opportunity for growth of principal consistent with sound common stock investing.

The Fund offers four classes of shares as described below:

      Class A shares are sold with an initial sales charge of up to 5.75%;

      Class B shares are sold without an initial sales charge but are subject to a contingent deferred sales charge (CDSC) paid upon redemption. This charge declines from 5% to zero over a period of six years. Class B shares automatically convert to Class A shares after eight years;

      Class C shares are sold without an initial sales charge but are subject to a CDSC of 1% for redemptions within one year of purchase. Class C shares automatically convert to Class F shares after ten years; and

      Class F shares, which are sold exclusively through fee-based programs, are sold without an initial sales charge or CDSC.

      Holders of all classes of shares have equal pro rata rights to assets, dividends, liquidation and other rights. Each class has identical voting rights except for exclusive rights to vote on matters affecting only its class. Each class of shares may have different distribution, administrative services and transfer agent fees and expenses. Differences in class-specific expenses will result in the payment of different per share dividends by each class.

      Significant Accounting Policies - The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements:

           Security Valuation - Equity securities, including depositary receipts, are valued at the last reported sale price on the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. In cases where equity securities are traded on more than one exchange, the securities are valued on the exchange or market determined by the investment adviser to be the broadest and most representative market, which may be either a securities exchange or the over-the-counter market. Short-term securities maturing within 60 days are valued at amortized cost, which approximates market value. Securities and other assets for which representative market quotations are not readily available are valued at fair value as determined in good faith under policies approved by the Fund's Board of Directors.

           Security Transactions and Related Investment Income - Security transactions are accounted for as of the trade date. Realized gains and losses from securities transactions are determined based on specific identified cost. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis.

           Dividends and Distributions to Shareholders - Dividends and distributions paid to shareholders are recorded on the ex-dividend date.

           Class Allocations - Income, expenses (other than class-specific expenses) and realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Distribution expenses, administrative services fees, certain transfer agent fees and other applicable class-specific expenses are accrued daily and charged to the respective share class.

2.      Federal Income Taxation

      The Fund complies with the requirements of the Internal Revenue Code applicable to regulated investment companies and intends to distribute all of its net taxable income and net capital gains for the fiscal year. As a regulated investment company, the Fund is not subject to income taxes if such distributions are made. Required distributions are based on net investment income and net realized gains determined on a tax basis and may differ from such amounts for financial reporting purposes. In addition, the fiscal year in which amounts are distributed may differ from the year in which the net investment income is earned and the net gains are realized by the Fund.

      As of October 31, 2001, the cost of investment securities for book and federal income tax reporting purposes was $40,638,093,000. Net unrealized appreciation on investments aggregated $5,920,618,000; $8,822,116,000 related to appreciated securities and $2,901,498,000 related to depreciated securities. There was no difference between book and tax realized losses on securities transactions for the six months ended October 31, 2001.

3.   Fees and Transactions with Related Parties

      Business Management and Investment Advisory Fee - A fee of $22,049,000 was incurred during the six months ended October 31, 2001 for business management services pursuant to the business management agreement with Washington Management Corporation (WMC). The agreement provides for monthly fees, accrued daily, based on a series of rates beginning with 0.175% per annum of the first $3 billion of daily net assets decreasing to 0.04% of such assets in excess of $55 billion. For the six months ended October 31, 2001, the business management services fee was equivalent to an annualized rate of 0.09% of average daily net assets. Johnston, Lemon & Co. Incorporated (JLC), earned $390,000 on its retail sales of all share classes and distribution plans of the Fund and received no brokerage commissions resulting from purchases and sales of securities for the investment account of the Fund.

      A fee of $48,641,000 was incurred during the six months ended October 31, 2001 for investment advisory services pursuant to an agreement with Capital Research and Management Company (CRMC). The agreement provides for monthly fees, accrued daily, based on a series of rates beginning with 0.225% per annum of the first $3 billion of daily net assets decreasing to 0.185% of such assets in excess of $55 billion. For the six months ended October 31, 2001, the investment advisory services fee was equivalent to an annualized rate of 0.198% of average daily net assets.

      Distribution Expenses - American Funds Distributors, Inc.
(AFD) is the principal underwriter of the Fund's shares.

      The Fund has adopted Plans of Distribution under which it may finance activities primarily intended to sell Fund shares, provided the categories of expenses are approved in advance by the Fund's Board of Directors. The Plans provide for annual expenses, based on average daily net assets, of up to 0.25% for Class A shares, 1.00% for Class B and Class C shares and up to 0.50% for Class F shares.

      All share classes may use up to 0.25% of these expenses to pay service fees, or to compensate AFD for paying service fees to firms that have entered into agreements with AFD for providing certain shareholder services. The balance may be used for approved distribution expenses as follows:

      Class A Shares - Approved categories of expense include reimbursements to AFD for commissions paid to dealers and wholesalers in respect of certain shares sold without a sales charge. Those reimbursements are permitted for amounts billed to the Fund within the prior 15 months but only to the extent that the overall 0.25% annual expense limit for Class A shares is not exceeded. For the six months ended October 31, 2001, aggregate distribution expenses were $58,836,000, equivalent to an annualized rate of 0.24% of average daily net assets attributable to Class A shares.

      Class B Shares - In addition to service fees of 0.25%, approved categories of expense include fees of 0.75% per annum of average daily net assets attributable to Class B shares payable to AFD. AFD sells the rights to receive such payments (as well as any contingent deferred sales charges payable in respect of shares sold during the period) in order to finance the payment of dealer commissions. For the six months ended October 31, 2001, aggregate distribution expenses were $2,131,000, equivalent to an annualized rate of 1.00% of average daily net assets attributable to Class B shares.

      Class C Shares - In addition to service fees of 0.25%, the Board of Directors has approved the payment of 0.75% per annum of average daily net assets attributable to Class C shares to AFD to compensate firms selling Class C shares of the Fund. For the six months ended October 31, 2001, aggregate distribution expenses were $663,000, equivalent to an annualized rate of 1.00% of average daily net assets attributable to Class C shares.

      Class F Shares - The plan has an expense limit of 0.50%. However, the Board of Directors has presently approved expenses under the plan of 0.25% per annum of average daily net assets attributable to Class F shares. For the six months ended October 31, 2001, aggregate distribution expenses were $110,000, equivalent to an annualized rate of 0.25% of average daily net assets attributable to Class F shares.

      As of October 31, 2001, aggregate distribution expenses payable to AFD for all share classes were $18,002,000.

      AFD received $9,724,000 (after allowances to dealers) as its portion of the sales charges paid by purchasers of the Fund's Class A shares for the six months ended October 31, 2001. Such sales charges are not an expense of the Fund and, hence, are not reflected in the accompanying Statement of Operations.

      Transfer Agent Fee - A fee of $20,228,000 was incurred during the six months ended October 31, 2001, pursuant to an agreement with American Funds Service Company (AFS), the transfer agent for the Fund. As of October 31, 2001, aggregate transfer agent fees payable to AFS for Class A and Class B shares were $7,411,000.

      Administrative Services Fees - The Fund has an administrative services agreement with CRMC for Class C and Class F shares. Pursuant to this agreement, CRMC provides transfer agency and other related shareholder services. CRMC may contract with third parties to perform these services. Under the agreement, the Fund pays CRMC a fee equal to 0.15% per annum of average daily net assets of Class C and Class F shares, plus amounts payable for certain transfer agency services according to a specified schedule. For the six months ended October 31, 2001, total fees under the agreement were $300,000. As of October 31, 2001, aggregate administrative services fees payable to CRMC for Class C and Class F shares were $74,000.

      Deferred Directors' and Advisory Board Fees - Since the adoption of the deferred compensation plan in 1994, independent Directors and Advisory Board members may elect to defer the receipt of part or all of their compensation. Deferred compensation amounts, which remain in the Fund, are treated as if invested in shares of the Fund or other American Funds. These amounts represent general, unsecured liabilities of the Fund and vary according to the total returns of the selected Funds. As of October 31, 2001, the cumulative amount of these liabilities was $689,000. Directors' and Advisory Board fees on the Statement of Operations include the current fees (either paid in cash or deferred) and the net increase or decrease in the value of deferred compensation.

      Affiliated Officers and Directors - WMC and JLC are both wholly owned subsidiaries of The Johnson-Lemon Group, Incorporated (JLG). All the officers of the Fund and four of its directors are affiliated with JLG and receive no remuneration directly from the Fund in such capacities.

4.   Investment Transactions and Other Disclosures

      The Fund made purchases and sales of investment securities, excluding short-term securities, of $8,062,194,000 and $6,161,155,000, respectively, during the six months ended October 31, 2001.

      Pursuant to the custodian agreement, the Fund receives credits against its custodian fee for imputed interest on certain balances with the custodian bank. For the six months ended October 31, 2001, the custodian fee of $194,000 includes $43,000 that was paid by these credits rather than in cash.

      As of October 31, 2001, net assets consisted of the following:

                                           (dollars in thousands)

Capital paid in on shares of capital stock        $39,105,850
Undistributed net investment income                   147,247
Undistributed net realized gain                       987,896
Net unrealized appreciation                         5,920,618
Net assets                                        $46,161,611


      Capital share transactions in the Fund were as follows:



                                                 Six months ended             Year ended
                                                October 31, 2001 (1)         April 30, 2001

                                                 Amount                    Amount
                                                 (000)       Shares        (000)        Shares
Class A Shares:
  Sold                                         $3,186,980  110,160,867    $4,676,526   159,865,422
  Reinvestment of dividends and distributions     412,716   15,086,637     4,392,650   155,285,340
  Repurchased                                  (2,559,300) (88,761,697)   (8,932,465) (304,634,215)
   Net increase in Class A                      1,040,396   36,485,807       136,711    10,516,547

Class B Shares:
  Sold                                            325,440   11,285,664       244,344     8,386,387
  Reinvestment of dividends and distributions       2,492       92,602        13,434       476,476
  Repurchased                                     (18,099)    (642,171)       (9,335)     (322,202)
   Net increase in Class B                        309,833   10,736,095       248,443     8,540,661

Class C Shares: (2)
  Sold                                            221,319    7,691,277        34,630     1,215,379
  Reinvestment of dividends and distributions         704       26,867           -             -
  Repurchased                                      (5,944)    (214,311)          (60)       (2,074)
   Net increase in Class C                        216,079    7,503,833        34,570     1,213,305

Class F Shares: (2)
  Sold                                            188,654    6,509,216        15,385       538,541
  Reinvestment of dividends and distributions         799       30,510           -             -
  Repurchased                                     (11,209)    (395,248)         (135)       (4,724)
   Net increase in Class F                        178,244    6,144,478        15,250       533,817

Total net increase in Fund                     $1,744,552   60,870,213     $ 434,974    20,804,330

(1) Unaudited.
(2) Class C and Class F shares were offered beginning March 15, 2001.


5.   Investments in Affiliates

      The Fund owns 5.29%, 5.13%, 5.13%, and 5.14% of the outstanding voting securities of Ashland, Crompton, Stanley Works, and IKON Office Solutions, respectively, and therefore, each is considered an "affiliated company" of the Fund under the Investment Company Act of 1940.




Per-share data and ratios

                                                                                Class A

                                             Six months
                                              ended
                                            October 31,                          Year ended April 30,


                                              2001 (1),(2)     2001           2000           1999           1998           1997

Net Asset Value, Beginning of Period           $29.80         $29.14         $35.31         $33.92         $25.93         $22.77

 Income from Investment Operations :
  Net investment income                           .26 (3)        .57 (3)        .61 (3)        .60            .62            .62

  Net (losses) gains on securities
      (both realized and unrealized)            (2.74)(3)       3.17 (3)      (3.09)(3)       3.99           9.65           4.36

   Total from investment operations             (2.48)          3.74          (2.48)          4.59          10.27           4.98

 Less Distributions :
  Dividends (from net investment income)         (.27)          (.58)          (.58)          (.61)          (.62)          (.62)

  Distributions (from capital gains)                 -         (2.50)         (3.11)         (2.59)         (1.66)         (1.20)

   Total distributions                           (.27)         (3.08)         (3.69)         (3.20)         (2.28)         (1.82)

Net Asset Value, End of Period                 $27.05         $29.80         $29.14         $35.31         $33.92         $25.93

Total Return (4)                               (8.33)%         13.54%        (6.96)%         14.61%         40.80%         22.43%

Ratios/Supplemental Data:

 Net assets, end of period (in millions)       $45,195        $48,700        $47,319        $57,018        $45,764        $28,165

 Ratio of expenses to average net assets          .64%(5         .65%           .63%           .61%           .62%           .64%

 Ratio of net income to average net assets       1.75%(5        1.95%          1.91%          1.84%          2.08%          2.56%



                                                      Class B                              Class C                  Class F

                                          Six months       Year                   Six months               Six months
                                             ended         ended    March 15 to     ended     March 15 to    ended      March 15 to
                                         October 31,     April 30,   April 30,    October 31,  April 30,   October 31,    April 30,
                                         2001 (1),(2)      2001      2000 (1)    2001 (1),(2)   2001 (1)    2001 (1),(2)   2001 (1)

Net Asset Value, Beginning of Period          $29.71       $29.11      $26.93      $29.70      $28.32         $29.79         $28.37

 Income from Investment Operations :
  Net investment income (3)                      .13          .29         .02         .10        (.02)           .20            .01

  Net (losses) gains on securities
      (both realized and unrealized)           (2.71)        3.22        2.16       (2.72)       1.40          (2.71)          1.41

   Total from investment operations            (2.58)        3.51        2.18       (2.62)       1.38          (2.51)          1.42

 Less Distributions :
  Dividends (from net investment income)        (.17)        (.41)           -       (.14)           -          (.26)              -

  Distributions (from capital gains)                -       (2.50)           -           -           -              -              -

   Total distributions                          (.17)       (2.91)           -       (.14)           -          (.26)              -

Net Asset Value, End of Period                $26.96       $29.71      $29.11      $26.94      $29.70         $27.02         $29.79

Total Return (4)                              (8.68)%       12.68%       8.10%     (8.81)%       4.87%        (8.43)%          5.01%

Ratios/Supplemental Data:

 Net assets, end of period (in millions)        $551         $289         $34        $235         $36           $181            $16

 Ratio of expenses to average net assets        1.41%(5)     1.42%        .17%       1.56%(5)     .23%           .85%(5)        .12%

 Ratio of net income to average net assets       .92%(5)      .99%        .08%        .69%(5)        -          1.37%(5)        .04%



Supplemental Data - All Classes


                         Six months
                           ended
                         October 31,            Year ended April 30,
                         2001 (1),(2)   2001    2000     1999     1998    1997

Portfolio Turnover Rate    13.30%     25.29%  26.24%    27.93%   17.61%  20.41%


1)   Based  on   operations   for  the  period  shown  and,   accordingly,   not
     representative of a full year (unless otherwise noted).
2)   Unaudited.
3)   Based on average shares outstanding.
4) Total returns exclude all sales charges, including contingent deferred sales charges.
5)   Annualized.




                                                      PART C
                                                 OTHER INFORMATION

Item 23  Exhibits:

          (a). On file (see SEC files nos. 811-604 and 2-11051)

          (b). On file (see SEC files nos. 811-604 and 2-11051)

          (c). On file (see SEC files nos. 811-604 and 2-11051)

          (d). On file (see SEC files nos. 811-604 and 2-11051)

          (e). Form of Principal Selling Group Agreements

          (f). None

          (g). On file (see SEC files nos. 811-604 and 2-11051)

          (h). On file (see SEC files nos. 811-604 and 2-11051)

          (i). On file (see SEC files nos. 811-604 and 2-11051)

          (j). Consent of Independent Accountants

          (k). None

          (l). Not applicable to this filing.

          (m). Form of Plans of Distribution relating to Class R-1, R-2, R-3 and R-4 shares

          (n). On file (see SEC files nos. 811-604 and 2-11051)

          (p)  On file (see SEC files nos. 811-604 and 2-11051)


Item 24. Persons Controlled by or Under Common Control with Registrant.

         None


Item 25. Indemnification.

     Registrant is a joint-insured under an Investment Advisor/Mutual Fund Errors and Omissions Policy written by American International Surplus Lines Insurance Company, Chubb Custom Insurance Company and ICI Mutual Insurance Company which insures its officers and directors against certain liabilities.

     Article VIII (h) and (i) of the Articles of Incorporation of the Fund provide that:

          (h) "The Corporation shall indemnify (1) its directors and officers, whether serving the Corporation or at its request any other entity, to the full extent required or permitted by the General Laws of the State of Maryland now or hereafter in force, including the advance of expenses under the procedures and to the full extent permitted by law, and (2) its other employees and agents to such extent as shall be authorized by the Board of Directors or the Corporation's By-Laws and be permitted by law. The foregoing rights of indemnification shall not be exclusive of any other rights to which those seeking indemnification may be entitled. The Board of Directors may take such action

Item 25. Indemnification (cont.)
                                                        C-1

     as is necessary to carry out these indemnification provisions and is expressly empowered to adopt, approve and amend from time to time such By-Laws, resolutions or contracts implementing such provisions or such further indemnification arrangements as may be permitted by law. No amendment of these Articles of the Corporation shall limit or eliminate the right to indemnification provided hereunder with respect to acts or omissions occurring prior to such amendment or repeal. Nothing contained herein shall be construed to authorize the Corporation to indemnify any director or officer of the Corporation against any liability to the Corporation or to any holders of securities of the Corporation to which he is subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office. Any indemnification by the Corporation shall be consistent with the requirements of law, including the [Investment Company] Act [of 1940].

          (i) To the fullest extent permitted by Maryland statutory and decisional law and the [Investment Company] Act [of 1940], no director or officer of the Corporation shall be personally liable to the Corporation or its shareholders for money damages; provided, however, that nothing herein shall be construed to protect any director or officer of the Corporation against any liability to which such director or officer would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office. No amendment, modification or repeal of this Article VIII shall adversely affect any right or protection of a director or officer that exists at the time of such amendment, modification or repeal."

     Subsection (b) of Section 2-418 of the General Corporation Law of Maryland empowers a corporation to indemnify any person who was or is party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative (other than an action by or in the right of the corporation) by reason of the fact that he is or was a director, officer, employee or agent of the corporation or is or was serving at the request of the corporation as a director, officer, employee or agent of another corporation or enterprise, against reasonable expenses (including attorneys' fees), judgments, penalties, fines and amounts paid in settlement actually incurred by him in connection with such action, suit or proceeding unless it is proved that: (i) the act or omission of the person was material to the cause of action adjudicated in the proceeding and was committed in bad faith or was the result of active and deliberate dishonesty;
(ii) the person actually received an improper personal benefit of money, property or services; or (iii) with respect to any criminal action or proceeding, the person had reasonable cause to believe his act or omission was unlawful.

     Indemnification under subsection (b) of Section 2-418 may not be made by a corporation unless authorized for a specific proceeding after a determination has been made that indemnification is permissible in the circumstances because the party to be indemnified has met the standard of conduct set forth in subsection (b). This determination shall be made (i) by the Board of Directors by a majority vote of a quorum consisting of directors not, at the time, parties to the proceeding, or, if such quorum cannot be obtained, then by a majority vote of a committee of the Board consisting solely of two or more directors not, at the time, parties to such proceeding and who were duly designated to act in the matter by a majority vote of the full Board in which the designated directors who are parties may participate; (ii) by special legal counsel selected by the Board of Directors of a committee of the Board by vote as set forth in subparagraph (i), or, if the requisite quorum of the full Board cannot be obtained therefor and the committee cannot be established, by a majority vote of the full Board in which any director who is a party may participate; or (iii) by the shareholders (except that shares held by any party to the specific proceeding may not be voted). A court of appropriate jurisdiction may also order indemnification if the court determines that a person seeking indemnification is entitled to reimbursement under subsection (b).

     Section 2-418 further provides that indemnification provided for by Section 2-418 shall not be deemed exclusive of any rights to which the indemnified party may be entitled; that the scope of indemnification extends to directors, officers, employees or agents of a constituent corporation absorbed in a consolidation or merger and persons serving in that capacity at the request of the constituent corporation for another; and empowers the corporation to purchase and maintain insurance on behalf of a director, officer, employee or agent of the corporation against any liability asserted against or incurred by such person in any such capacity or arising out of such person's status as such whether or not the corporation would have the power to indemnify such person against such liabilities under Section 2-418.


Item 26.          Business and Other Connections of Investment Adviser.

                                                        C-2

                  None.

Item 27.          Principal Underwriters

     (a) American Funds Distributors, Inc. is the Principal Underwriter of shares of: AMCAP Fund, Inc., American Balanced Fund, Inc., The American Funds Income Series, The American Funds Tax-Exempt Series I, The American Funds Tax-Exempt Series II, American High-Income Municipal Bond Fund, Inc., American High-Income Trust, American Mutual Fund, Inc., The Bond Fund of America, Inc., Capital World Bond Fund, Inc., Capital World Growth and Income Fund, Inc., The Cash Management Trust of America, EuroPacific Growth Fund, Fundamental Investors, Inc., The Growth Fund of America, Inc., The Income Fund of America, Inc., The Investment Company of America, Intermediate Bond Fund of America, Limited Term Tax-Exempt Bond Fund of America, The New Economy Fund, New Perspective Fund, Inc., New World Fund, Inc., SMALLCAP World Fund, Inc., The Tax-Exempt Bond Fund of America, Inc., The Tax-Exempt Money Fund of America, U.S. Treasury Money Fund of America and Washington Mutual Investors Fund, Inc.



(b)                 (1)                                       (2)                                      (3)

       Name and Principal                       Positions and Offices                         Positions and Offices
          Business Address                        with Underwriter                               with Registrant

       David L. Abzug                           Vice President                                        None
       P.O. Box 2248
       Agoura Hills, CA 91376

       John A. Agar                             Vice President                                        None
       P.O. Box 7326
       Little Rock, AR 72217

       Robert B. Aprison                        Vice President                                        None
       2983 Bryn Wood Drive
       Madison, WI  53711

L      William W. Bagnard                       Vice President                                        None

       Steven L. Barnes                         Senior Vice President                                 None
       7490 Clubhouse Road
       Suite 100
       Boulder, CO  80301

B      Carl R. Bauer                            Vice President                                        None


       Michelle A. Bergeron                     Senior Vice President                                 None

       4160 Gateswalk Drive
       Smyrna, GA 30080

       J. Walter Best, Jr.                      Regional Vice President                               None
       9013 Brentmeade Blvd.
       Brentwood, TN 37027

       Joseph T. Blair                          Senior Vice President                                 None
       P.O. Box 3529
       148 E. Shore Avenue
       Groton Long Point, CT 06340

       John A. Blanchard                        Vice President                                        None
       576 Somerset Lane
       Northfield, IL 60093

       Ian B. Bodell                            Senior Vice President                                 None
       P.O. Box 1665
       Brentwood, TN  37024-1665

       Mick L. Brethower                        Senior Vice President                                 None
       601 E. Whitestone Blvd.
       Building 6, Suite 115
       Cedar Park, TX 78613

       Alan Brown                               Vice President                                        None
       4129 Laclede Avenue
       St. Louis, MO 63108

B      J. Peter Burns                           Vice President                                        None

       Cody Callaway                            Regional Vice President                               None
       803 South Desert Palm Place
       Broken Arrow, OK 74012

       Matthew C. Carlisle                      Regional Vice President                               None
       4500 Fairvista Drive
       Charlotte, NC 28269

       Damian F. Carroll                        Regional Vice President                               None
       40 Ten Acre Road
       New Britain, CT 06052

       Brian C. Casey                           Vice President                                        None
       8002 Greentree Road
       Bethesda, MD  20817

       Victor C. Cassato                        Senior Vice President                                 None
       609 W. Littleton Blvd., Suite 310
       Littleton, CO  80120

       Christopher J. Cassin                    Senior Vice President                                 None
       19 North Grant Street
       Hinsdale, IL  60521

       Denise M. Cassin                         Vice President                                        None
       1301 Stoney Creek Drive
       San Ramon, CA  94583

L      David Charlton                           Senior Vice President                                 None

L      Larry P. Clemmensen                      Director                                              None


L      Kevin G. Clifford                        Director, President and Co-Chief                      None
                                                Executive Officer

H      Cheri Coleman                            Assistant Vice President                              None

       Ruth M. Collier                          Senior Vice President                                 None
       29 Landsdowne Drive
       Larchmont, NY 10538

S      David Coolbaugh                          Vice President                                        None

       Carlo O. Cordasco                        Regional Vice President                               None
       101 Five Forks Lane
       Hampton, VA 23669

       Thomas E. Cournoyer                      Vice President                                        None
       2333 Granada Boulevard
       Coral Gables, FL  33134

       Joseph G. Cronin                         Regional Vice President                               None
       1533 Wilmot Road
       Deerfield, IL 60015

       William F. Daugherty                     Regional Vice President                               None
       1216 Highlander Way
       Mechanicsburg, PA 17050

       Guy E. Decker                            Regional Vice President                               None
       2990 Topaz Lane
       Carmel, IN 46032

       Daniel J. Delianedis                     Vice President                                        None
       Edina Executive Plaza
       5200 Willson Road, Suite 150
       Edina, MN  55424

       James A. DePerno, Jr.                    Regional Vice President                               None
       91 Church Street
       East Aurora, NY 14052

L      Bruce L. DePriester                      Senior Vice President                                 None

       Thomas J. Dickson                        Regional Vice President                               None
       108 Wilmington Court
       Southlake, TX 76092

       Michael A. DiLella                       Vice President                                        None
       P. O. Box 661
       Ramsey, NJ  07446

       G. Michael Dill                          Senior Vice President                                 None
       505 E. Main Street
       Jenks, OK  74037

       Kirk D. Dodge                            Senior Vice President                                 None
       2627 Mission Street
       San Marino, CA  91108

       Peter J. Doran                           Director, Executive Vice President                    None
       100 Merrick Road, Suite 216W
       Rockville Centre, NY 11570

L      Michael J. Downer                        Secretary                                             None

       Michael J. Dullaghan                     Regional Vice President                               None
       5040 Plantation Grove Lane
       Roanoke, VA 24012

S      J. Steven Duncan                         Senior Vice President                                 None

       Robert W. Durbin                         Vice President                                        None
       74 Sunny Lane
       Tiffin, OH  44883

I      Lloyd G. Edwards                         Senior Vice President                                 None

       Timothy L. Ellis                         Regional Vice President                               None
       1441 Canton Mart Road, Suite 9
       Jackson, MS 39211

       John R. Fodor                            Senior Vice President                                 None
       15 Latisquama Road
       Southborough, MA  01772

       Daniel B. Frick                          Regional Vice President                               None
       845 Western Avenue
       Glen Ellyn, IL 60137

       Clyde E. Gardner                         Senior Vice President                                 None
       Route 2, Box 3162
       Osage Beach, MO  65065

L      Linda S. Gardner                         Assistant Vice President                              None

B      Evelyn K. Glassford                      Vice President                                        None

       Jack E. Goldin                           Regional Vice President                               None
       7995 Northwest 20th Street
       Pembroke Pines, FL 33024

       Jeffrey J. Greiner                       Vice President                                        None
       12210 Taylor Road
       Plain City, OH  43064


L      Paul G. Haaga, Jr.                       Director                                              None

B      Mariellen Hamann                         Vice President                                        None

       Derek S. Hansen                          Regional Vice President                               None
       13033 Ridgedale Drive, PMB 147
       Minnetonka, MN 55305

       David E. Harper                          Senior Vice President                                 None
       150 Old Franklin School Road
       Pittstown, NJ 08867

H      Mary Pat Harris                          Vice President                                        None

       Robert J. Hartig, Jr.                    Regional Vice President                               None
       8504 Scenic View Drive, Apt. 103
       Fishers, IN 46038

       Steven J. Hipsley                        Regional Vice President                               None
       14 Dyer Switch Road
       Saratoga Springs, NY 12866

       Ronald R. Hulsey                         Senior Vice President                                 None
       6202 Llano
       Dallas, TX  75214

       Robert S. Irish                          Vice President                                        None
       1225 Vista Del Mar Drive
       Delray Beach, FL  33483

       Michael J. Johnston                      Director                                              None
       630 Fifth Avenue, 36th Floor
       New York, NY  10111

B      Damien M. Jordan                         Senior Vice President                                 None

       John P. Keating                          Regional Vice President                               None
       2285 Eagle Harbor Parkway
       Orange Park, FL 30073

       Dorothy Klock                            Vice President                                        None
       555 Madison Avenue, 29th Floor
       New York, NY 10022

       Dianne L. Koske                          Assistant Vice President
       122 Clydesdale Court
       Hampton, VA 23666

       Andrew R. LeBlanc                        Regional Vice President                               None
       78 Eton Road
       Garden City, NY 11530

B      Karl A. Lewis                            Vice President                                        None

       T. Blake Liberty                         Vice President                                        None
       5506 East Mineral Lane
       Littleton, CO  80122

       Mark J. Lien                             Regional Vice President                               None
       1103 Tulip Tree Lane
       West Des Moines, IA 50266

L      Lorin E. Liesy                           Vice President                                        None

I      Kelle Lindenberg                         Assistant Vice President                              None

       Louis K. Linquata                        Regional Vice President                               None
       5214 Cass Street
       Omaha, NE 68132

LW     Robert W. Lovelace                       Director                                              None

       Brendan T. Mahoney                       Regional Vice President                               None
       29 Harvard Drive
       Sudbury, MA 01776

       Stephen A. Malbasa                       Director, Senior Vice President                       None
       13405 Lake Shore Blvd.
       Cleveland, OH  44110

       Steven M. Markel                         Senior Vice President                                 None
       5241 South Race Street
       Greenwood Village, CO  80121

L      J. Clifton Massar                        Director, Senior Vice President                       None

       James R. McCrary                         Regional Vice President                               None
       28812 Crestridge
       Rancho Palos Verdes, CA 90275

L      Scott F. McIntyre                        Senior Vice President                                 None

S      John V. McLaughlin                       Senior Vice President                                 None

       Terry W. McNabb                          Vice President                                        None
       2002 Barrett Station Road
       St. Louis, MO  63131

       Scott M. Meade                           Regional Vice President                               None
       P.O. Box 122
       Rye Beach, NH 03871

       Monty L. Moncrief                        Regional Vice President                               None
       55 Chandler Creek Court
       The Woodlands, TX 77381

       William E. Noe                           Vice President                                        None
       304 River Oaks Road
       Brentwood, TN  37027

       Peter A. Nyhus                           Vice President                                        None
       3084 Wilds Ridge Court
       Prior Lake, MN  55372

       Eric P. Olson                            Vice President                                        None
       62 Park Drive
       Glenview, IL  60025

       Jeffrey A. Olson                         Regional Vice President                               None
       930 S. Cowley Street, #305
       Spokane, WA 99202

       Gary A. Peace                            Regional Vice President                               None
       291 Kaanapali Drive
       Napa, CA 94558

       Samuel W. Perry                          Regional Vice President                               None
       4730 East Indian School Road
       Suite 120
       Phoenix, AZ 85018

       David K. Petzke                          Regional Vice President                               None
       4016 Saint Lucia Street
       Boulder, CO 80301

       Fredric Phillips                         Senior Vice President                                 None
       175 Highland Avenue, 4th Floor
       Needham, MA  02494

B      Candance D. Pilgrim                      Assistant Vice President                              None

       Carl S. Platou                           Vice President                                        None
       7455 80th Place, S.E.
       Mercer Island, WA  98040

S      Richard P. Prior                         Vice President                                        None

       Mark S. Reischmann                       Regional Vice President                               None
       5485 East Mineral Lane
       Littleton, CO 80122

       Steven J. Reitman                        Senior Vice President                                 None
       212 The Lane
       Hinsdale, IL  60521

       Brian A. Roberts                         Vice President                                        None
       418 S. Royal Street
       Alexandria, VA 22314

L      Julie D. Roth                            Vice President                                        None

L      James F. Rothenberg                      Director                                              None

       Douglas F. Rowe                          Vice President                                        None
       414 Logan Ranch Road
       Georgetown, TX  78628

       Christopher S. Rowey                     Vice President                                        None
       10538 Cheviot Drive
       Los Angeles, CA  90064

H      Steve Rubin                              Assistant Vice President                              None

       Dean B. Rydquist                         Senior Vice President                                 None
       1080 Bay Pointe Crossing
       Alpharetta, GA  30005

       Richard R. Samson                        Senior Vice President                                 None
       4604 Glencoe Avenue, #4
       Marina del Rey, CA  90292

       Paul V. Santoro                          Regional Vice President                               None
       17 Willow Street
       Boston, MA 02108

       Joseph D. Scarpitti                      Vice President                                        None
       31465 St. Andrews
       Westlake, OH  44145

       Shannon D. Schofield                     Regional Vice President                               None
       201 McIver Street
       Greenville, SC 29601

S      Sherrie Senft                            Vice President                                        None

L      R. Michael Shanahan                      Director                                              None

       Brad Short                               Regional Vice President                               None
       1601 Seal Way
       Seal Beach, CA 90740

       David W. Short                           Chairman of the Board and                             None
       1000 RIDC Plaza, Suite 212               Co-Chief Executive Officer
       Pittsburgh, PA 15238

       William P. Simon                         Senior Vice President                                 None
       912 Castlehill Lane
       Devon, PA 19333

       Jerry L. Slater                          Regional Vice President                               None
       4152 42nd Avenue, NE
       Seattle, WA 98105

       Rodney G. Smith                          Senior Vice President                                 None
       5520 Frankford Court
       Dallas, TX 75252

       Anthony L. Soave                         Regional Vice President                               None
       5397 W. Rosebud Court, S.E.
       Kentwood, MI 49512

L      Therese L. Soullier                      Assistant Vice President                              None

       Nicholas D. Spadaccini                   Vice President                                        None
       855 Markley Woods Way
       Cincinnati, OH  45230

L      Kristen J. Spazafumo                     Assistant Vice President                              None

       Daniel S. Spradling                      Senior Vice President                                 None
       181 Second Avenue
       Suite 228
       San Mateo, CA  94401

B      Raymond Stein                            Assistant Vice President                              None

LW     Eric H. Stern                            Director                                              None

       Brad Stillwagon                          Regional Vice President                               None
       2438 Broadmeade Road
       Louisville, KY 40205

       Thomas A. Stout                          Vice President                                        None
       1004 Ditchley Road
       Virginia Beach, VA 23451

       Craig R. Strauser                        Vice President                                        None
       3 Dover Way
       Lake Oswego, OR  97034

       Francis N. Strazzeri                     Senior Vice President                                 None
       3021 Kensington Trace
       Tarpon Springs, FL 34689

L      Lisa F. Swaiman                          Vice President                                        None

L      Drew W. Taylor                           Vice President                                        None

       Gary J. Thoma                            Regional Vice President                               None
       21 White Cloud
       HCR 1 Box 172-A
       Keshena, WI 54135

       Cynthia M. Thompson                      Regional Vice President                               None
       4 Franklin Way
       Ladera Ranch, CA 92694

L      James P. Toomey                          Vice President                                        None

I      Christopher E. Trede                     Vice President                                        None

       George F. Truesdail                      Senior Vice President                                 None
       400 Abbotsford Court
       Charlotte, NC  28270

       Scott W. Ursin-Smith                     Vice President                                        None
       60 Reedland Woods Way
       Tiburon, CA  94920

       J. David Viale                           Regional Vice President                               None
       39 Old Course Drive
       Newport Beach, CA 92660

       Gerald J. Voss                           Regional Vice President                               None
       The Pines at Four Hills
       3900 S. Southeastern Ave., #304
       Sioux Falls, SD 57103

       Thomas E. Warren                         Vice President                                        None
       7347 Turnstone Road
       Sarasota, FL  34242

L      J. Kelly Webb                            Senior Vice President,                                None
                                                Treasurer and Controller

       Gregory J. Weimer                        Vice President                                        None
       206 Hardwood Drive
       Venetia, PA  15367

B      Timothy W. Weiss                         Director                                              None

SF     Gregory W. Wendt                         Director                                              None

       George J. Wenzel                         Regional Vice President                               None
       251 Barden Road
       Bloomfield Hills, MI 48304

H      J. D. Wiedmaier                          Assistant Vice President                              None

SF     N. Dexter Williams, Jr.                  Senior Vice President                                 None

       Timothy J. Wilson                        Vice President                                        None
       113 Farmview Place
       Venetia, PA  15367

B      Laura L. Wimberly                        Vice President                                        None

H      Marshall D. Wingo                        Director, Senior Vice President                       None

L      Robert L. Winston                        Director, Senior Vice President                       None

       William R. Yost                          Senior Vice President                                 None
       9320 Overlook Trail
       Eden Prairie, MN  55347

       Jonathan A. Young                        Regional Vice President                               None
       329 Downing Drive
       Chesapeake, VA 23322

       Scott D. Zambon                          Regional Vice President                               None
       2178 Piper Lane
       Tustin, CA 92782

L    Business Address, 333 South Hope Street, Los Angeles, CA 90071
LW Business Address, 11100 Santa Monica Boulevard, 15th Floor, Los Angeles, CA 90025
B    Business Address, 135 South State College Boulevard, Brea, CA 92821
S    Business Address, 3500 Wiseman Boulevard, San Antonio, TX 78251
SF Business Address, One Market, Steuart Tower, Suite 1800, San Francisco, CA 94105-1016
H    Business Address, 5300 Robin Hood Road, Norfolk, VA 23513
I    Business Address, 8332 Woodfield Crossing Blvd., Indianapolis, IN 46240

         (c)      None


     (c) None


Item 28.  Location of Accounts and Records.

     Accounts, books and other records required by Rules 31a-1 and 31a-2 under the Investment Company Act of 1940, are maintained and kept in the offices of the fund, 1101 Vermont Avenue, N.W., Washington, D.C. 20005, and its investment adviser Capital Research and Management Company, 333 South Hope Street, Los Angeles, CA 90071. Certain accounting records are maintained and kept in the offices of the fund's accounting department, 5300 Robin Hood Road, Norfolk, VA 23513 .


     Records covering shareholder accounts are maintained and kept by the Transfer Agent, American Funds Service Company, 135 South State College Blvd., Brea, CA 92821, 3500 Wiseman Boulevard, San Antonio, TX 78251, 5300 Robin Hood Road, Norfolk, VA 23513 and 8332 Woodfield Crossing Blvd., Indianapolis, IN 46240.

     Records covering portfolio transactions are also maintained and kept by the custodian, JPMorgan Chase Bank., 270 Park Avenue, New York, New York, 10017.

Item 29. Management Services.
     None.

Item 30. Undertakings.
     N/A


                     SIGNATURE OF REGISTRANT

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Washington, District of Columbia, on the 10th day of May, 2002.

                                WASHINGTON MUTUAL INVESTORS FUND, INC.


                               By James H. Lemon, Jr. , Chairman of the Board

         Pursuant to the requirements of the Securities Act of 1933, this amendment to the Registration Statement has been signed below on May 10, 2002, by the following persons in the capacities indicated.

               Signature                 Title

(1)      Principal Executive Officer:


         Harry J. Lister                   Vice Chairman of the Board

(2)      Principal Financial Officer and
         Principal Accounting Officer:


          Howard L. Kitzmiller              Senior Vice President, Secretary
                                            and Treasurer
(3)               Directors


         James H. Lemon, Jr.                Chairman of the Board

         Harry J. Lister                    Vice Chariman
         Cyrus A. Ansary*                   Director
         Charles A. Bowsher*                Director
         Fred J. Brinkman*                  Director
         Daniel J. Callahan III*            Director
         Edward W. Kelley, Jr.*             Director
         James C. Miller III*               Director
         Katherine D. Ortega*               Director
         J. Knox Singleton*                 Director
         T. Eugene Smith*                   Director
         Jeffrey L. Steele*                 Director and President
         Leonard P. Steuart II*             Director
         Margita E. White*                  Director

*By      Howard L. Kitzmiller,
          Attorney-in-Fact

Counsel represents that this amendment does not contain disclosures that would make the amendment ineligible for effectiveness under the provisions of rule 485(b).

             Howard L. Kitzmiller




                        POWER OF ATTORNEY
                        -----------------

         The undersigned directors of Washington Mutual Investors Fund, Inc. a Maryland Corporation, do each hereby constitute and appoint Howard L. Kitzmiller,Michael W. Stockton and Ashley L. Shaw, or any of them to act as attorneys-in-fact for and in his or her name, place and stead (1) to sign his or her name as a director of said Corporation to any and all amendments to the Registration Statement of Washington Mutual Investors Fund, Inc., File No. 2-11051 under the Securities Act of 1933, as amended, or under the Investment Company Act of 1940, as amended, File No. 811-604, said amendments to be filed with the Securities and Exchange Commission, and to any and all documents required by any State in the United States of America in which this Corporation offers its shares, and (2) to deliver any and all such amendments to such Registration Statement, so signed, for filing with the Securities and Exchange Commission under the provisions of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, granting to said attorneys-in-fact, and each of them, full power and authority to do and perform every act and thing whatsoever requisite and necessary to be done in and about the premises as fully to all intents and purposes as the undersigned might or could do if personally present, hereby ratifying and approving the acts of said attorneys-in-fact.

         EXECUTED at Washington, D.C., this 18th day of April, 2002.



Cyrus A. Ansary                             J. Knox Singleton

Fred J. Brinkman                            T. Eugene Smith

Charles A. Bowsher                          Leonard P. Steuart II

Daniel J. Callahan III                      Jeffrey L. Steele

James H. Lemon, Jr.                         Margita E. White

Harry J. Lister                             Edward W. Kelley, Jr.

James C. Miller III                         Katherine D. Ortega